United States
Securities and Exchange Commission
Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

Investment Company Act file number: 811-05075

Thrivent Mutual Funds
(Exact name of registrant as specified in charter)

901 Marquette Avenue, Suite 2500
Minneapolis, Minnesota 55402-3211
(Address of principal executive offices) (Zip code)

John D. Jackson, Secretary and Chief Legal Officer
Thrivent Mutual Funds
901 Marquette Avenue, Suite 2500
Minneapolis, Minnesota 55402-3211
(Name and address of agent for service)

Registrant’s telephone number, including area code: (612) 844-7190
Date of fiscal year end: December 31
Date of reporting period: December 31, 2024

Item 1. Report to Stockholders

(a)           A copy of the registrant’s report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (the “Act”), as amended, is filed herewith.

(b)           Not applicable.

Thrivent Diversified Income Plus Fund

Class A: AAHYX

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the Thrivent Diversified Income Plus Fund (the Fund) for the 12 months ended December 31, 2024.You can find additional information about the Fund at www.thriventmutualfunds.com/prospectus. You can also request this information by contacting us at 800-847-4836.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Class A	$96	0.93%

How did the Fund perform over the past 12 months?

For the 12 months ended December 31, 2024, Diversified Income Plus Fund (excluding sales charge), earned a return of 6.81%, outperforming the average return of its peer group, the Morningstar Conservative Allocation category which returned 5.41%. The Fund’s broad-based benchmark MSCI All Country World Index - USD Net Returns earned a return of 17.49% over the same period.

The key factors that contributed to the Fund's performance over the past 12 months include:

How did the Fund perform over the past 10 years?

	Class A (including max sales charge) Footnote Reference1	MSCI All Country World Index - USD Net Returns	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. High Yield Ba/B 2% Issuer Capped Index	Bloomberg U.S. Mortgage-Backed Securities Index	MSCI World Index - USD Net Returns
12/14	9,550	10,000	10,000	10,000	10,000	10,000
12/15	9,491	9,764	10,055	9,728	10,151	9,913
12/16	10,127	10,531	10,321	11,099	10,321	10,657
12/17	11,037	13,056	10,687	11,867	10,577	13,045
12/18	10,694	11,827	10,688	11,644	10,682	11,908
12/19	12,097	14,973	11,620	13,412	11,360	15,203
12/20	12,904	17,406	12,492	14,440	11,800	17,621
12/21	13,707	20,633	12,299	15,111	11,677	21,465
12/22	11,975	16,844	10,699	13,513	10,298	17,571
12/23	13,130	20,584	11,291	15,210	10,817	21,751
12/24	14,025	24,183	11,432	16,239	10,947	25,812

Asset Sector

Top Contributors

Least Contributors

  Financials

  Information Technology

  Foreign Government

  U.S. Government & Agencies

  Health Care

  Materials

Average Annual Total Returns *	1 year	5 year	10 year
Class A (excluding sales charge)Footnote Reference1	6.81%	3.00%	3.92%
Class A (including max sales charge)Footnote Reference1	2.06%	2.06%	3.45%
MSCI All Country World Index - USD Net Returns	17.49%	10.06%	9.23%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
Bloomberg U.S. High Yield Ba/B 2% Issuer Capped Index	6.77%	3.90%	4.97%
Bloomberg U.S. Mortgage-Backed Securities Index	1.20%	-0.74%	0.91%
MSCI World Index - USD Net Returns	18.67%	11.17%	9.95%

* Total returns assume reinvestment of all dividends and capital gains. At various times, the Fund's adviser may have waived certain fees and/or reimbursed expenses, without which total returns would have been lower.

1 The Fund's past performance is not a good predictor of the Fund's future performance. The line graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 800-847-4836 or visit www.thriventfunds.com/mutual-funds/performance-summary.html for performance results current to the most recent month-end.

Fund Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$975,807,380	1,957	50%	$5,213,972

What did the Fund invest in?

Top Ten Holdings (% of Net Assets)

Thrivent Core Emerging Markets Debt Fund	7.9%
U.S. Treasury Notes	3.0%
U.S. Treasury Notes	1.6%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	1.6%
U.S. Treasury Notes	1.2%
Thrivent Core International Equity Fund	1.1%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	0.9%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	0.9%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	0.9%
Federal Home Loan Mortgage Corporation Conventional 30-Yr. Pass Through	0.9%

Portfolio Composition (% of Portfolio)

Value	Value
Long-Term Fixed Income	68.9%
Common Stock	14.8%
Registered Investments Companies	9.9%
Short-Term Investments	4.9%
Preferred Stock	1.5%

Major Market Sectors (% of Net Assets)

Mortgage-Backed Securities	21.0%
Financials	11.5%
U.S. Affiliated Registered Investment Companies	9.0%
U.S. Government & Agencies	7.9%
Asset-Backed Securities	6.4%
Information Technology	5.9%
Collateralized Mortgage Obligations	5.8%
Consumer Discretionary	4.8%
Consumer Staples	3.8%
Energy	3.2%

Material Fund Changes

This is a summary of certain changes of the Fund since December 31, 2023. For more complete information, you may review the Fund's next prospectus which will be available at thriventmutualfunds.com/prospectus or upon request at 800-847-4836.

  There were no material changes noted for the Fund that need to be disclosed for the year ended December 31, 2024.

Changes in or Disagreements with Accountants

There were no changes to the Fund's auditor or disagreements with them for the year ended December 31, 2024.

Certain additional fund information is available on the Fund's website, including the Fund's prospectus, financial information, holdings, and proxy voting information.

Important data provider notices and terms available at www.thriventfunds.com/privacy-and-security/index-provider-notices.html

Thrivent Distributors, LLC, a registered broker-dealer and member of FINRA, is the distributor for Thrivent Mutual Funds. Thrivent Asset Management, LLC, an SEC-registered investment adviser, provides asset management services. Both entities are subsidiaries of Thrivent, the marketing name for Thrivent Financial for Lutherans.

Thrivent Diversified Income Plus Fund - Class A: AAHYX

Annual Shareholder Report - December 31, 2024

Thrivent Diversified Income Plus Fund

Class S: THYFX

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the Thrivent Diversified Income Plus Fund (the Fund) for the 12 months ended December 31, 2024.You can find additional information about the Fund at www.thriventmutualfunds.com/prospectus. You can also request this information by contacting us at 800-847-4836.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Class S	$71	0.68%

How did the Fund perform over the past 12 months?

For the 12 months ended December 31, 2024, Diversified Income Plus Fund, earned a return of 7.01%, outperforming the average return of its peer group, the Morningstar Conservative Allocation category which returned 5.41%. The Fund’s broad-based benchmark MSCI All Country World Index - USD Net Returns earned a return of 17.49% over the same period.

The key factors that contributed to the Fund's performance over the past 12 months include:

How did the Fund perform over the past 10 years?

	Class SFootnote Reference1	MSCI All Country World Index - USD Net Returns	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. High Yield Ba/B 2% Issuer Capped Index	Bloomberg U.S. Mortgage-Backed Securities Index	MSCI World Index - USD Net Returns
12/14	10,000	10,000	10,000	10,000	10,000	10,000
12/15	9,981	9,764	10,055	9,728	10,151	9,913
12/16	10,671	10,531	10,321	11,099	10,321	10,657
12/17	11,653	13,056	10,687	11,867	10,577	13,045
12/18	11,318	11,827	10,688	11,644	10,682	11,908
12/19	12,833	14,973	11,620	13,412	11,360	15,203
12/20	13,733	17,406	12,492	14,440	11,800	17,621
12/21	14,633	20,633	12,299	15,111	11,677	21,465
12/22	12,796	16,844	10,699	13,513	10,298	17,571
12/23	14,081	20,584	11,291	15,210	10,817	21,751
12/24	15,069	24,183	11,432	16,239	10,947	25,812

Asset Sector

Top Contributors

Least Contributors

  Financials

  Information Technology

  Foreign Government

  U.S. Government & Agencies

  Health Care

  Materials

Average Annual Total Returns *	1 year	5 year	10 year
Class SFootnote Reference1	7.01%	3.26%	4.19%
MSCI All Country World Index - USD Net Returns	17.49%	10.06%	9.23%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
Bloomberg U.S. High Yield Ba/B 2% Issuer Capped Index	6.77%	3.90%	4.97%
Bloomberg U.S. Mortgage-Backed Securities Index	1.20%	-0.74%	0.91%
MSCI World Index - USD Net Returns	18.67%	11.17%	9.95%

* Total returns assume reinvestment of all dividends and capital gains. At various times, the Fund's adviser may have waived certain fees and/or reimbursed expenses, without which total returns would have been lower.

1 The Fund's past performance is not a good predictor of the Fund's future performance. The line graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 800-847-4836 or visit www.thriventfunds.com/mutual-funds/performance-summary.html for performance results current to the most recent month-end.

Fund Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$975,807,380	1,957	50%	$5,213,972

What did the Fund invest in?

Top Ten Holdings (% of Net Assets)

Thrivent Core Emerging Markets Debt Fund	7.9%
U.S. Treasury Notes	3.0%
U.S. Treasury Notes	1.6%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	1.6%
U.S. Treasury Notes	1.2%
Thrivent Core International Equity Fund	1.1%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	0.9%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	0.9%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	0.9%
Federal Home Loan Mortgage Corporation Conventional 30-Yr. Pass Through	0.9%

Portfolio Composition (% of Portfolio)

Value	Value
Long-Term Fixed Income	68.9%
Common Stock	14.8%
Registered Investments Companies	9.9%
Short-Term Investments	4.9%
Preferred Stock	1.5%

Major Market Sectors (% of Net Assets)

Mortgage-Backed Securities	21.0%
Financials	11.5%
U.S. Affiliated Registered Investment Companies	9.0%
U.S. Government & Agencies	7.9%
Asset-Backed Securities	6.4%
Information Technology	5.9%
Collateralized Mortgage Obligations	5.8%
Consumer Discretionary	4.8%
Consumer Staples	3.8%
Energy	3.2%

Material Fund Changes

This is a summary of certain changes of the Fund since December 31, 2023. For more complete information, you may review the Fund's next prospectus which will be available at thriventmutualfunds.com/prospectus or upon request at 800-847-4836.

  There were no material changes noted for the Fund that need to be disclosed for the year ended December 31, 2024.

Changes in or Disagreements with Accountants

There were no changes to the Fund's auditor or disagreements with them for the year ended December 31, 2024.

Certain additional fund information is available on the Fund's website, including the Fund's prospectus, financial information, holdings, and proxy voting information.

Important data provider notices and terms available at www.thriventfunds.com/privacy-and-security/index-provider-notices.html

Thrivent Distributors, LLC, a registered broker-dealer and member of FINRA, is the distributor for Thrivent Mutual Funds. Thrivent Asset Management, LLC, an SEC-registered investment adviser, provides asset management services. Both entities are subsidiaries of Thrivent, the marketing name for Thrivent Financial for Lutherans.

Thrivent Diversified Income Plus Fund - Class S: THYFX

Annual Shareholder Report - December 31, 2024

Item 2. Code of Ethics

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. There were no amendments made to or waivers granted under the code of ethics during the period covered by this report. The registrant’s code of ethics is filed herewith pursuant to Item 19(a)(1) of this Form N-CSR.

Item 3. Audit Committee Financial Expert

Registrant’s board of trustees has determined that Robert J. Chersi, an independent trustee, is the Audit Committee Financial Expert.

Item 4. Principal Accountant Fees and Services

(a) through (d)

Thrivent Diversified Income Plus Fund a series of Thrivent Mutual Funds, a Massachusetts business trust (the “Trust”). The Trust, as of the date of filing this Form N-CSR, contains a total of 23 series (the “Series”), including the Funds. This Form N-CSR relates to the annual report of each Fund.

The following table presents the aggregate fees billed to the Funds for the respective fiscal years ended December 31, 2023 and December 31, 2024 by the Funds’ independent public accountants, PricewaterhouseCoopers LLP (“PwC”), for professional services rendered for the audit of the Funds’ annual financial statements and fees billed for other services rendered by PwC during those periods.

Fiscal Years Ended	12/31/2023	12/31/2024

Audit Fees	$49,592	$28,609

Audit-Related Fees(1)	$0	$0

Tax Fees(2)	$14,870	$8,322

All Other Fees(3)	$0	$0

Total	$64,462	$36,931

(1)  Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of financial statements and are not reported under the category of audit fees.

(2) Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation.  These fees include payments for tax return compliance services, excise distribution review services, and other tax related matters.

(3) All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services. These figures are also reported in the response to Item 4(g) below.

The following table presents the aggregate fees billed to all Series of the Trust (other than the Funds) with fiscal years ending on October 31 for the fiscal years ended October 31, 2023 and October 31, 2024 by PwC for professional services rendered for the audit of the annual financial statements of the applicable Series and fees billed for other services rendered by PwC during those periods.

Fiscal Years Ended	10/31/2023	10/31/2024

Audit Fees	$625,508	$629,391

Audit-Related Fees(1)	$0	$0

Tax Fees(2)	$171,000	$196,680

All Other Fees(3)	$0	$0

Total	$796,508	$826,071

(1)  Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of financial statements and are not reported under the category of audit fees.

(2) Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation.  These fees include payments for tax return compliance services, excise distribution review services, and other tax related matters.

(3) All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services. These figures are also reported in response to Item 4(g) below.

(e)   Registrant’s audit committee charter, adopted in February 2010, provides that the audit committee (comprised of the independent Trustees of registrant) is responsible for pre‑approval of all auditing services performed for the registrant.  The audit committee also is responsible for pre-approval (subject to the de minimis exceptions for non-audit services described in Section 10A(i)(1)(B) of the Securities Exchange Act of 1934) of all non-auditing services performed for the registrant or an affiliate of registrant.  In addition, registrant’s audit committee charter permits a designated member of the audit committee to pre-approve, between meetings, one or more audit or non-audit service projects, subject to an expense limit and notification to the audit committee at the next committee meeting.  Registrant’s audit committee pre-approved all fees described above that PwC billed to registrant.

(f)    Less than 50% of the hours billed by PwC for auditing services to registrant for the fiscal year ended December 31, 2024 was for work performed by persons other than full-time permanent employees of PwC.

(g)  The aggregate non-audit fees billed by PwC to registrant and to registrant’s investment adviser and any entity controlling, controlled by, or under common control with registrant’s investment adviser for the fiscal years set forth below are disclosed in the table below. These figures are also reported in response to Item 4(d) above.

Fiscal Year Ended	10/31/2023	12/31/2023	10/31/2024	12/31/2024
Registrant(1)	$0	$0	$0	$0
Adviser	$0	$0	$0	$0

(h)  Registrant’s audit committee has considered the non-audit services provided to the registrant and registrant’s investment adviser and any entity controlling, controlled by, or under common control with registrant’s investment adviser as described above and determined that these services do not compromise PwC’s independence.

Item 5. Audit Committee of Listed Registrants

(a)        Not applicable.

(b)        Not applicable.

Item 6. Investments

(a)          Registrant’s Schedules of Investments are included in the financial statements filed under Item 7 of this Form N-CSR.

(b)           Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

The registrant’s audited financial statements and financial highlights as of the end of the period covered by this report are included in this Form N-CSR.
Financial Statements and Additional
Information
December 31, 2024
Thrivent Mutual Funds

Table of Contents
Report of Independent Registered Public Accounting
Firm 2
Schedule of Investments
Thrivent Diversified Income Plus Fund 3
Statement of Assets and Liabilities 38
Statement of Operations 39
Statement of Changes in Net Assets 40
Notes to Financial Statements 41
Financial Highlights 54
Federal Tax Information 56
Change in and Disagreement with Accountants (Item 8) 57
Proxy Disclosures (Item 9) 58
Remuneration Paid to Directors, Officers, and Oth-
ers (Item 10) 59
Statement Regarding Basis for Approval of Invest-
ment Advisory Contract (Item 11) 60

To the Board of Trustees of Thrivent Mutual Funds and Shareholders of Thrivent Diversified Income Plus Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Thrivent Diversified Income
Plus Fund (one of the funds constituting Thrivent Mutual Funds, hereafter collectively referred to as the "Fund") as of December 31, 2024, the related statement of operations for the year ended December 31, 2024, the statement of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended
December 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the five years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United
States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
Minneapolis, Minnesota
February 18, 2025
We have served as the auditor of one or more investment companies in the Thrivent Financial investment company complex since 1987.
PricewaterhouseCoopers LLP, 45 South Seventh Street, Suite 3400, Minneapolis, MN 55402
T: (612) 596 6000, www.pwc.com/us
Report of Independent Registered Public Accounting Firm

Diversified Income Plus Fund
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income 68.9% Value
Asset-Backed Securities  6.4%
Affirm Asset Securitization Trust
$ 1,250,000
6.820%,  9/15/2028, Ser.
2023-B, Class A
a
$ 1,267,514
64,680
7.110%,  11/15/2028, Ser.
2023-X1, Class A
a
64,839
1,500,000
5.610%,  2/15/2029, Ser.
2024-A, Class A
a
1,510,941
AGL CLO 13, Ltd.
1,100,000
6.529%,  (TSFR3M +
1.912%), 10/20/2034, Ser.
2021-13A, Class B
a,b
1,100,516
Anchorage Capital CLO 20, Ltd.
850,000
7.570%,  (TSFR3M +
3.200%), 1/20/2035, Ser.
2021-20A, Class DR
a,b
850,000
Anchorage Capital CLO 21, Ltd.
1,225,000
7.279%,  (TSFR3M +
2.662%), 10/20/2034, Ser.
2021-21A, Class C
a,b
1,229,740
Balboa Bay Loan Funding, Ltd.
625,000
6.331%,  (TSFR3M +
1.750%), 10/20/2035, Ser.
2020-1A, Class BRR
a,b
625,041
Ballyrock CLO, Ltd.
1,450,000
6.429%,  (TSFR3M +
1.812%), 10/20/2031, Ser.
2020-2A, Class A2R
a,b
1,452,781
Business Jet Securities, LLC
814,148
4.455%,  6/15/2037, Ser.
2022-1A, Class A
a
789,580
1,635,738
6.197%,  5/15/2039, Ser.
2024-1A, Class A
a
1,663,487
CarVal CLO IV, Ltd.
1,250,000
6.629%,  (TSFR3M +
2.012%), 7/20/2034, Ser.
2021-1A, Class B
a,b
1,250,621
CarVal CLO, Ltd.
1,700,000
8.317%,  (TSFR3M +
3.700%), 4/21/2034, Ser.
2022-1A, Class D
a,b
1,705,909
Cascade Funding Mortgage Trust,
LLC
724,917
4.250%,  4/25/2033, Ser.
2023-HB12, Class A
a,b
717,808
Dryden 36 Senior Loan Fund
1,025,000
6.968%,  (TSFR3M +
2.312%), 4/15/2029, Ser.
2014-36A, Class CR3
a,b
1,026,170
FirstKey Homes Trust
1,400,000
1.968%,  10/19/2037, Ser.
2020-SFR2, Class D
a
1,359,569
Hotwire Funding, LLC
1,500,000
5.893%,  6/20/2054, Ser.
2024-1A, Class A2
a
1,515,085
HTAP
964,024
7.000%,  4/25/2037, Ser.
2024-1, Class A
a
956,894
HTAP Issuer Trust
702,097
6.500%,  4/25/2042, Ser.
2024-2, Class A
a
692,049
Principal
Amount Long-Term Fixed Income  68.9% Value
Asset-Backed Securities  6.4% - continued
Huntington Bank Auto Credit-
Linked Notes
$ 233,491
5.442%,  10/20/2032, Ser.
2024-2, Class B1
a
$ 233,675
Madison Park Funding XVIII, Ltd.
1,725,000
6.779%,  (TSFR3M +
2.162%), 10/21/2030, Ser.
2015-18A, Class CRR
a,b
1,727,175
MetroNet Infrastructure Issuer, LLC
1,500,000
6.230%,  4/20/2054, Ser.
2024-1A, Class A2
a
1,530,123
MFA Trust
732,064
6.330%,  9/25/2054, Ser.
2024-NPL1, Class A1
c
733,402
Neuberger Berman CLO, Ltd.
1,650,000
7.918%,  (TSFR3M +
3.262%), 10/15/2029, Ser.
2013-15A, Class DR2
a,b
1,652,759
Pagaya AI Debt Grantor Trust
1,150,000
5.092%,  7/15/2032, Ser.
2024-11, Class A
a
1,150,671
Pagaya AI Debt Grantor Trust and
Pagaya AI Debt Trust
694,956
6.093%,  11/15/2031, Ser.
2024-6, Class A
a
701,933
Palmer Square Loan Funding, Ltd.
250,000
6.150%,  (TSFR3M +
1.700%), 1/15/2033, Ser.
2024-2A, Class B
a,b
250,005
Pretium Mortgage Credit Partners,
LLC
1,900,000
5.438%,  1/25/2052, Ser.
2022-NPL1, Class A2
a,c
1,826,806
1,222,076
7.021%,  2/25/2054, Ser.
2024-NPL2, Class A1
a,c
1,227,173
1,252,641
7.143%,  3/25/2054, Ser.
2024-RN1, Class A1
a,c
1,256,863
1,455,836
7.520%,  4/27/2054, Ser.
2024-NPL3, Class A1
a,c
1,471,056
1,324,375
3.721%,  7/25/2051, Ser.
2021-NPL3, Class A2
a,c
1,300,752
1,462,817
6.996%,  7/25/2054, Ser.
2024-NPL4, Class A1
a,c
1,469,150
Progress Residential Trust
2,350,000
3.600%,  4/17/2039, Ser.
2022-SFR3, Class B
a
2,262,364
PRPM, LLC
437,853
6.474%,  7/25/2026, Ser.
2021-6, Class A2
a,c
430,928
RCKT Mortgage Trust
1,020,402
6.147%,  6/25/2044, Ser.
2024-CES4, Class A1A
a,c
1,028,218
RCO VII Mortgage, LLC
1,067,321
7.021%,  1/25/2029, Ser.
2024-1, Class A1
a,c
1,070,216
Renaissance Home Equity Loan
Trust
1,429,634
5.797%,  8/25/2036, Ser.
2006-2, Class AF3
c
518,476
RR 8, Ltd.
1,250,000
6.356%,  (TSFR3M +
1.700%), 7/15/2037, Ser.
2020-8A, Class A2R
a,b
1,256,010

Diversified Income Plus Fund
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  68.9% Value
Asset-Backed Securities  6.4% - continued
Saxon Asset Securities Trust
$ 567,623
2.546%,  8/25/2035, Ser.
2004-2, Class MF2
b
$ 488,286
Sculptor CLO, Ltd.
950,000
7.279%,  (TSFR3M +
2.662%), 1/20/2035, Ser. 28A,
Class C
a,b
951,522
Signal Peak CLO 1, Ltd.
1,100,000
6.295%,  (TSFR3M +
1.950%), 4/17/2034, Ser.
2014-1A, Class CR4
a,b
1,100,000
Silver Point CLO 2, Ltd.
1,800,000
7.317%,  (TSFR3M +
2.700%), 4/20/2035, Ser.
2023-2A, Class A2
a,b
1,806,764
Stanwich Mortgage Loan
Company, LLC
59,243
6.235%,  10/16/2026, Ser.
2021-NPB1, Class A1
a
59,373
Symphony CLO XX, Ltd.
1,050,000
7.647%,  (TSFR3M +
3.000%), 1/16/2032, Ser.
2018-20A, Class DR2
a,b
1,052,381
TCW CLO, Ltd.
1,400,000
6.330%,  (TSFR3M +
1.800%), 10/25/2035, Ser.
2018-1A, Class BR3
a,b
1,399,175
Unlock HEA Trust
1,382,529
7.000%,  10/25/2038, Ser.
2023-1, Class A
a
1,374,855
1,386,991
7.000%,  4/25/2039, Ser.
2024-1, Class A
a
1,377,746
647,129
6.500%,  10/25/2039, Ser.
2024-2, Class A
a
632,669
Upstart Securitization Trust
117,225
6.770%,  6/20/2033, Ser.
2023-2, Class A
a
117,661
Vericrest Opportunity Loan
Transferee
1,311,680
4.826%,  2/27/2051, Ser.
2021-NPL2, Class A2
a,c
1,306,662
1,628,469
4.949%,  2/27/2051, Ser.
2021-NPL3, Class A2
a,c
1,622,535
1,145,049
4.826%,  4/25/2051, Ser.
2021-NPL6, Class A2
a,c
1,128,518
338,654
4.949%,  4/25/2051, Ser.
2021-NPL8, Class A2
a,c
333,893
1,736,615
4.826%,  5/25/2051, Ser.
2021-NPL9, Class A2
a,c
1,701,380
401,813
5.438%,  12/26/2051, Ser.
2021-NP12, Class A2
a,c
382,383
Whitebox CLO I, Ltd.
500,000
6.635%,  (TSFR3M +
2.000%), 7/24/2036, Ser.
2019-1A, Class CRR
a,b
500,893
Whitebox CLO IV, Ltd.
1,250,000
7.217%,  (TSFR3M +
2.600%), 4/20/2036, Ser.
2023-4A, Class B
a,b
1,257,305
Principal
Amount Long-Term Fixed Income  68.9% Value
Asset-Backed Securities  6.4% - continued
Wind River CLO, Ltd.
$ 950,000
6.879%,  (TSFR3M +
2.262%), 7/20/2030, Ser.
2013-1A, Class BRR
a,b
$ 950,927
Total 62,421,227
Basic Materials  0.9%
Alliance Resource Operating
Partners, LP/Alliance Resource
Finance Corporation
167,000 8.625%,  6/15/2029
a
175,473
ATI, Inc.
268,000 7.250%,  8/15/2030 275,585
Axalta Coating Systems Dutch
Holding B BV
163,000 7.250%,  2/15/2031
a
168,678
Cascades, Inc./Cascades USA,
Inc.
297,000 5.125%,  1/15/2026
a,d
294,004
Chemours Company
270,000 5.750%,  11/15/2028
a
250,813
Cleveland-Cliffs, Inc.
130,000 5.875%,  6/1/2027 129,263
210,000 4.625%,  3/1/2029
a
194,991
118,000 4.875%,  3/1/2031
a
105,333
78,000 7.375%,  5/1/2033
a
76,612
118,000 6.250%,  10/1/2040 101,799
Consolidated Energy Finance SA
409,000 5.625%,  10/15/2028
a
333,576
Ecolab, Inc.
174,000 2.125%,  2/1/2032 144,638
First Quantum Minerals, Ltd.
149,000 6.875%,  10/15/2027
a
148,293
FMC Corporation
135,000 5.150%,  5/18/2026 135,146
FMG Resources August 2006, Pty.
Ltd.
118,000 5.875%,  4/15/2030
a
115,969
Glencore Funding, LLC
136,000 5.893%,  4/4/2054
a
131,940
196,000 4.000%,  3/27/2027
a
192,178
Hecla Mining Company
160,000 7.250%,  2/15/2028 161,003
Hudbay Minerals, Inc.
198,000 4.500%,  4/1/2026
a
195,171
Illuminate Buyer, LLC/Illuminate
Holdings IV, Inc.
142,000 9.000%,  7/1/2028
a
143,781
INEOS Finance plc
353,000 7.500%,  4/15/2029
a
361,339
International Flavors & Fragrances,
Inc.
201,000 1.230%,  10/1/2025
a
195,391
Magnera Corporation
179,000 7.250%,  11/15/2031
a
174,749
Mercer International, Inc.
143,000 5.125%,  2/1/2029 123,608
Methanex Corporation
179,000 5.125%,  10/15/2027 175,187
119,000 5.250%,  12/15/2029 114,675

Diversified Income Plus Fund
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  68.9% Value
Basic Materials  0.9% - continued
Methanex US Operations, Inc.
$ 102,000 6.250%,  3/15/2032
a
$ 100,914
Mineral Resources, Ltd.
192,000 9.250%,  10/1/2028
a
201,441
Mosaic Company
198,000 5.375%,  11/15/2028
d
200,172
Newmont Corporation/Newcrest
Finance, Pty. Ltd.
200,000 5.350%,  3/15/2034 198,988
Novelis Corporation
53,000 3.250%,  11/15/2026
a
50,483
124,000 4.750%,  1/30/2030
a
114,455
150,000 3.875%,  8/15/2031
a
129,149
Nutrien, Ltd.
273,000 4.000%,  12/15/2026 269,217
Peabody Energy Corporation,
Convertible
354,000 3.250%,  3/1/2028
d
446,394
SCIL IV, LLC/SCIL USA Holdings,
LLC
250,000 5.375%,  11/1/2026
a
244,852
Sherwin-Williams Company
144,000 4.800%,  9/1/2031 142,104
Smurfit Kappa Treasury, ULC
210,000 5.777%,  4/3/2054
a
207,995
SNF Group SACA
392,000 3.375%,  3/15/2030
a
343,536
SunCoke Energy, Inc.
435,000 4.875%,  6/30/2029
a
396,565
Taseko Mines, Ltd.
248,000 8.250%,  5/1/2030
a
253,145
Tronox, Inc.
124,000 4.625%,  3/15/2029
a
111,296
United States Steel Corporation,
Convertible
242,000 5.000%,  11/1/2026 620,972
Westlake Corporation
130,000 3.600%,  8/15/2026
d
127,345
Total 8,778,218
Capital Goods  1.7%
Advanced Drainage Systems, Inc.
242,000 6.375%,  6/15/2030
a
242,021
AECOM
128,000 5.125%,  3/15/2027 126,771
Array Technologies, Inc.,
Convertible
459,000 1.000%,  12/1/2028 333,922
BAE Systems plc
200,000 5.500%,  3/26/2054
a
194,701
Boeing Company
136,000 6.858%,  5/1/2054 144,547
412,000 5.930%,  5/1/2060 381,227
222,000 2.196%,  2/4/2026 215,294
197,000 3.250%,  3/1/2028 185,105
293,000 5.150%,  5/1/2030 288,893
68,000 6.528%,  5/1/2034 71,237
Bombardier, Inc.
56,000 7.875%,  4/15/2027
a
56,085
146,000 6.000%,  2/15/2028
a
145,408
258,000 7.250%,  7/1/2031
a
266,069
Principal
Amount Long-Term Fixed Income  68.9% Value
Capital Goods  1.7% - continued
$ 338,000 7.000%,  6/1/2032
a,d
$ 343,834
Builders FirstSource, Inc.
250,000 5.000%,  3/1/2030
a
237,654
Camelot Return Merger Sub, Inc.
177,000 8.750%,  8/1/2028
a
169,611
Canpack SA/Canpack US, LLC
366,000 3.875%,  11/15/2029
a
329,588
Carrier Global Corporation
265,000 2.722%,  2/15/2030 237,055
Chart Industries, Inc.
296,000 7.500%,  1/1/2030
a
307,745
Clydesdale Acquisition Holdings,
Inc.
58,000 6.625%,  4/15/2029
a
58,384
Crown Cork & Seal Company, Inc.
142,000 7.375%,  12/15/2026 145,685
EMRLD Borrower, LP/Emerald Co-
Issuer, Inc.
252,000 6.625%,  12/15/2030
a
252,336
ESAB Corporation
98,000 6.250%,  4/15/2029
a
99,219
Fluor Corporation, Convertible
416,000 1.125%,  8/15/2029
d
522,704
GFL Environmental, Inc.
311,000 4.000%,  8/1/2028
a
294,484
300,000 3.500%,  9/1/2028
a
282,740
Greenbrier Companies, Inc.,
Convertible
249,000 2.875%,  4/15/2028
d
301,414
H&E Equipment Services, Inc.
386,000 3.875%,  12/15/2028
a
352,780
Herc Holdings, Inc.
76,000 5.500%,  7/15/2027
a
75,029
194,000 6.625%,  6/15/2029
a
196,458
Honeywell International, Inc.
272,000 5.250%,  3/1/2054 254,723
Howmet Aerospace, Inc.
205,000 6.750%,  1/15/2028 214,323
Huntington Ingalls Industries, Inc.
196,000 4.200%,  5/1/2030 185,992
Ingersoll Rand, Inc.
226,000 5.176%,  6/15/2029 228,233
68,000 5.700%,  8/14/2033 69,582
John Bean Technologies
Corporation, Convertible
299,000 0.250%,  5/15/2026 296,907
John Deere Capital Corporation
141,000 4.700%,  6/10/2030 140,643
280,000 4.400%,  9/8/2031 271,675
144,000 3.900%,  6/7/2032 133,826
67,000 5.150%,  9/8/2033 67,217
L3Harris Technologies, Inc.
144,000 5.400%,  1/15/2027 145,770
Lockheed Martin Corporation
187,000 5.200%,  2/15/2064 173,442
Martin Marietta Materials, Inc.
111,000 5.150%,  12/1/2034 108,993
Miter Brands Acquisition Holdco,
Inc./MIWD Borrower, LLC
74,000 6.750%,  4/1/2032
a
74,347

Diversified Income Plus Fund
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  68.9% Value
Capital Goods  1.7% - continued
MIWD Holdco II, LLC
$ 72,000 5.500%,  2/1/2030
a
$ 68,009
Mueller Water Products, Inc.
249,000 4.000%,  6/15/2029
a
230,045
Nesco Holdings II, Inc.
284,000 5.500%,  4/15/2029
a
263,524
New Enterprise Stone and Lime
Company, Inc.
359,000 5.250%,  7/15/2028
a
346,806
Northrop Grumman Corporation
275,000 5.200%,  6/1/2054 255,813
63,000 4.700%,  3/15/2033 61,067
OI European Group BV
251,000 4.750%,  2/15/2030
a
223,450
Otis Worldwide Corporation
230,000 2.056%,  4/5/2025 228,226
Owens-Brockway Glass Container,
Inc.
216,000 6.625%,  5/13/2027
a
215,072
Pactiv Evergreen Group
116,000 4.375%,  10/15/2028
a
115,907
Parker-Hannifin Corporation
141,000 4.250%,  9/15/2027 139,514
Patrick Industries, Inc., Convertible
180,000 1.750%,  12/1/2028 244,780
Republic Services, Inc.
131,000 3.950%,  5/15/2028 127,546
131,000 5.000%,  12/15/2033 128,866
Resideo Funding, Inc.
246,000 6.500%,  7/15/2032
a
246,307
Reworld Holding Corporation
111,000 4.875%,  12/1/2029
a
102,655
Roller Bearing Company of
America, Inc.
336,000 4.375%,  10/15/2029
a
313,950
RTX Corporation
204,000 5.750%,  1/15/2029 210,594
575,000 4.500%,  6/1/2042 496,280
Sealed Air Corporation/Sealed Air
Corporation (US)
188,000 6.125%,  2/1/2028
a
188,626
Smyrna Ready Mix Concrete, LLC
343,000 8.875%,  11/15/2031
a
359,620
Spirit AeroSystems, Inc.
103,000 3.850%,  6/15/2026 100,520
60,000 9.750%,  11/15/2030
a
66,396
SRM Escrow Issuer, LLC
85,000 6.000%,  11/1/2028
a
82,906
Standard Industries, Inc./NY
118,000 4.750%,  1/15/2028
a
112,926
118,000 3.375%,  1/15/2031
a
101,174
Textron, Inc.
196,000 3.650%,  3/15/2027 190,992
Trane Technologies Financing, Ltd.
151,000 5.100%,  6/13/2034 149,296
TransDigm, Inc.
75,000 6.750%,  8/15/2028
a
75,654
416,000 7.125%,  12/1/2031
a
425,969
347,000 6.625%,  3/1/2032
a
350,132
Trivium Packaging Finance
184,000 5.500%,  8/15/2026
a
181,365
Principal
Amount Long-Term Fixed Income  68.9% Value
Capital Goods  1.7% - continued
United Rentals North America, Inc.
$ 310,000 4.000%,  7/15/2030 $ 282,200
Veralto Corporation
139,000 5.350%,  9/18/2028 140,777
Waste Connections, Inc.
70,000 3.200%,  6/1/2032 61,266
WESCO Distribution, Inc.
124,000 6.375%,  3/15/2029
a
125,657
87,000 6.625%,  3/15/2032
a
88,425
Total 16,325,985
Collateralized Mortgage Obligations  5.8%
A&D Mortgage Trust
353,493
6.498%,  4/25/2069, Ser.
2024-NQM2, Class A1
a,c
356,704
ACRA Trust
695,840
5.912%,  10/25/2064, Ser.
2024-NQM1, Class A2
a,c
693,483
Alternative Loan Trust
532,785
6.000%,  8/1/2036, Ser.
2006-24CB, Class A9 276,284
Banc of America Alternative Loan
Trust
495,339
6.000%,  11/25/2035, Ser.
2005-10, Class 3CB1 431,072
Banc of America Mortgage
Securities Trust
284,509
6.404%,  9/25/2035, Ser.
2005-H, Class 3A1
b
266,681
Bear Stearns Adjustable Rate
Mortgage Trust
77,480
7.080%,  (CMT 1Y + 2.300%),
10/25/2035, Ser. 2005-9,
Class A1
b
72,683
CAFL Issuer, LLC
666,539
2.239%,  3/28/2029, Ser.
2021-RTL1, Class A1
a,c
661,002
CHL Mortgage Pass-Through Trust
106,822
6.744%,  12/20/2035, Ser.
2005-HYB8, Class 3A1
b
103,081
701,303
6.000%,  11/25/2037, Ser.
2007-18, Class 1A2 303,125
CHNGE Mortgage Trust
1,185,285
3.757%,  3/25/2067, Ser.
2022-2, Class A1
a,b
1,118,046
1,042,316
5.000%,  5/25/2067, Ser.
2022-3, Class A1
a,b
1,026,840
1,080,868
6.525%,  6/25/2058, Ser.
2023-2, Class A1
a,c
1,088,661
743,462
5.820%,  6/25/2067, Ser.
2022-NQM1, Class A3
a,c
741,081
709,971
7.100%,  7/25/2058, Ser.
2023-3, Class A1
a,c
718,700
776,549
6.000%,  10/25/2057, Ser.
2022-4, Class A1
a,c
773,353
CIM Trust
1,282,000
7.100%,  4/25/2058, Ser.
2023-I1, Class A3
a,c
1,291,833
Citigroup Mortgage Loan Trust,
Inc.
83,258
5.500%,  8/25/2034, Ser.
2004-NCM2, Class 1CB1 80,210

Diversified Income Plus Fund
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  68.9% Value
Collateralized Mortgage Obligations  5.8% -
continued
$ 840,813
5.251%,  4/25/2037, Ser.
2007-AR5, Class 1A1A
b
$ 743,327
COLT Mortgage Loan Trust
1,129,629
6.328%,  12/25/2068, Ser.
2024-INV1, Class A2
a,c
1,137,708
Countrywide Alternative Loan Trust
414,659
5.000%,  3/25/2035, Ser.
2005-3CB, Class 1A1 335,284
219,232
4.160%,  10/25/2035, Ser.
2005-43, Class 4A1
b
176,678
143,860
5.500%,  2/25/2036, Ser.
2005-85CB, Class 2A2 113,073
Countrywide Home Loan
Mortgage Pass Through Trust
437,780
5.190%,  11/25/2035, Ser.
2005-22, Class 2A1
b
358,102
CSMC Trust
674,074
6.567%,  8/25/2067, Ser.
2022-ATH3, Class A3
a,b
674,136
535,074
2.572%,  11/25/2066, Ser.
2022-NQM1, Class A2
a,b
449,520
Deutsche Alt-A Securities, Inc.,
Mortgage Loan Trust
631,262
5.250%,  6/25/2035, Ser.
2005-3, Class 4A6 559,177
290,863
4.250%,  8/25/2035, Ser.
2005-AR1, Class 2A3
b
253,746
Federal Home Loan Mortgage
Corporation
1,354,672
3.500%,  8/15/2035, Ser.
345, Class C8
e
131,622
Federal Home Loan Mortgage
Corporation - REMIC
2,646,995
4.000%,  1/25/2051, Ser.
5249, Class LA 2,560,258
1,540,299
Zero Coupon,  9/25/2053,
Ser. 5334, Class BO 1,214,315
5,907,190
1.500%,  12/25/2050, Ser.
5107, Class IO
e
463,386
33,758
2.500%,  5/15/2027, Ser.
4106, Class HI
e
137
360,743
3.000%,  5/15/2027, Ser.
4046, Class GI
e
6,975
439,715
3.000%,  7/15/2027, Ser.
4084, Class NI
e
11,018
582,606
3.000%,  7/15/2027, Ser.
4074, Class IO
e
14,737
240,554
2.500%,  2/15/2028, Ser.
4162, Class AI
e
5,586
501,765
2.500%,  2/15/2028, Ser.
4161, Class UI
e
12,254
804,779
2.500%,  3/15/2028, Ser.
4177, Class EI
e
21,497
1,088,284
3.500%,  10/15/2032, Ser.
4119, Class KI
e
90,392
730,689
3.000%,  2/15/2033, Ser.
4170, Class IG
e
51,746
931,143
3.000%,  4/15/2033, Ser.
4203, Class DI
e
38,949
Federal National Mortgage
Association - REMIC
1,365,893
4.500%,  6/25/2052, Ser.
2022-43, Class MA 1,339,060
Principal
Amount Long-Term Fixed Income  68.9% Value
Collateralized Mortgage Obligations  5.8% -
continued
$ 709,099
3.000%,  7/25/2027, Ser.
2012-73, Class DI
e
$ 15,548
434,586
3.000%,  7/25/2027, Ser.
2012-74, Class AI
e
9,195
584,280
3.000%,  8/25/2027, Ser.
2012-95, Class HI
e
7,566
479,625
3.500%,  9/25/2027, Ser.
2012-98, Class YI
e
11,747
1,392,099
3.000%,  11/25/2027, Ser.
2012-121, Class BI
e
35,533
979,391
3.000%,  12/25/2027, Ser.
2012-139, Class DI
e
23,456
331,538
2.500%,  1/25/2028, Ser.
2012-152, Class AI
e
7,759
872,440
3.000%,  1/25/2028, Ser.
2012-147, Class EI
e
19,122
236,311
2.500%,  2/25/2028, Ser.
2013-46, Class CI
e
3,452
331,551
3.000%,  2/25/2028, Ser.
2013-2, Class GI
e
9,073
209,775
3.000%,  4/25/2028, Ser.
2013-30, Class DI
e
6,105
310,325
3.000%,  11/25/2031, Ser.
2013-69, Class IO
e
2,720
1,017,454
3.000%,  2/25/2033, Ser.
2013-1, Class YI
e
77,267
First Horizon Alternative Mortgage
Securities Trust
158,744
7.003%,  3/25/2035, Ser.
2005-AA2, Class 1A1
b
154,606
138,070
5.576%,  7/25/2035, Ser.
2005-AA5, Class 2A1
b
127,400
Flagstar Mortgage Trust
468,237
2.500%,  9/25/2041, Ser.
2021-9INV, Class A1
a,b
412,411
GCAT Trust
1,048,675
4.250%,  5/25/2067, Ser.
2023-NQM4, Class A2
a,b
959,890
324,266
6.000%,  9/25/2054, Ser.
2024-INV3, Class A1
a,b
323,392
GMAC Mortgage Corporation
Loan Trust
311,447
3.863%,  5/25/2035, Ser.
2005-AR2, Class 4A
b
264,521
Government National Mortgage
Association
77,413
4.000%,  1/16/2027, Ser.
2012-3, Class IO
e
1,003
GS Mortgage-Backed Securities
Trust
997,633
5.500%,  10/27/2053, Ser.
2023-PJ3, Class A16
a,b
992,611
Home RE, Ltd.
1,550,000
9.160%,  (SOFR30A +
4.600%), 10/25/2033, Ser.
2023-1, Class M1B
a,b
1,605,912
1,336,987
8.069%,  (SOFR30A +
3.500%), 10/25/2034, Ser.
2022-1, Class M1B
a,b
1,345,915
IndyMac IMJA Mortgage Loan
Trust
949,211
6.250%,  11/25/2037, Ser.
2007-A3, Class A1 389,552

Diversified Income Plus Fund
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  68.9% Value
Collateralized Mortgage Obligations  5.8% -
continued
J.P. Morgan Mortgage Trust
$ 697,394
2.774%,  5/25/2052, Ser.
2021-LTV2, Class A2
a,b
$ 571,979
1,017,534
5.000%,  10/25/2053, Ser.
2023-3, Class A4A
a,b
1,000,518
71,312
6.500%,  1/25/2035, Ser.
2005-S1, Class 1A2 72,078
351,492
5.289%,  2/25/2036, Ser.
2006-A1, Class 2A2
b
249,219
LHOME Mortgage Trust
900,000
7.017%,  1/25/2029, Ser.
2024-RTL1, Class A1
a,c
909,292
750,000
6.900%,  5/25/2029, Ser.
2024-RTL3, Class A1
a,c
757,513
Merrill Lynch Alternative Note
Asset Trust
891,555
6.000%,  3/25/2037, Ser.
2007-F1, Class 2A1 307,583
MFA Trust
1,500,000
7.093%,  2/25/2029, Ser.
2024-RTL1, Class A1
a,c
1,509,978
MortgageIT Securities Corporation
Mortgage Loan Trust
1,622,106
4.913%,  (TSFR1M +
0.574%), 6/25/2047, Ser.
2007-1, Class 1A1
b
1,419,654
NYMT Loan Trust
1,000,000
7.154%,  2/25/2029, Ser.
2024-BPL1, Class A1
a,c
1,011,098
1,150,000
6.509%,  5/25/2039, Ser.
2024-BPL2, Class A1
a,c
1,159,174
Pretium Mortgage Credit Partners,
LLC
350,000
8.956%,  10/25/2054, Ser.
2024-NPL7, Class A2
a,c
349,909
PRKCM Trust
1,263,579
7.087%,  6/25/2058, Ser.
2023-AFC2, Class A3
a
1,269,340
1,148,426
7.627%,  11/25/2058, Ser.
2023-AFC4, Class A2
a,c
1,172,583
PRPM, LLC
1,122,924
4.000%,  1/25/2054, Ser.
2024-RCF1, Class A1
a,c
1,095,989
1,000,000
3.500%,  5/25/2054, Ser.
2024-RPL2, Class A2
a,c
920,916
798,266
5.689%,  9/25/2029, Ser.
2024-5, Class A1
a,c
795,232
487,339
5.699%,  11/25/2029, Ser.
2024-6, Class A1
a,c
487,388
750,000
8.835%,  12/25/2029, Ser.
2024-7, Class A2
a,c
749,269
Residential Accredit Loans, Inc.
Trust
391,883
6.000%,  8/25/2035, Ser.
2005-QS10, Class 2A 337,446
281,137
6.000%,  1/25/2037, Ser.
2007-QS1, Class 1A1 216,867
528,491
6.250%,  4/25/2037, Ser.
2007-QS6, Class A6 432,052
Residential Asset Securitization
Trust
424,850
4.971%,  1/25/2034, Ser.
2004-IP1, Class A1
b
399,300
Principal
Amount Long-Term Fixed Income  68.9% Value
Collateralized Mortgage Obligations  5.8% -
continued
Residential Funding Mortgage
Security I Trust
$ 361,241
6.000%,  7/25/2037, Ser.
2007-S7, Class A20 $ 283,069
Roc Mortgage Trust
408,731
3.487%,  8/25/2026, Ser.
2021-RTL1, Class A1
a,b
408,731
1,250,000
5.589%,  10/25/2039, Ser.
2024-RTL1, Class A1
a,c
1,241,335
Saluda Grade Alternative
Mortgage Trust
2,000,000
7.439%,  7/25/2030, Ser.
2024-RTL6, Class A1
a,c
2,012,137
Sequoia Mortgage Trust
424,383
3.972%,  9/20/2046, Ser.
2007-1, Class 4A1
b
284,546
Structured Adjustable Rate
Mortgage Loan Trust
177,369
5.166%,  7/25/2035, Ser.
2005-15, Class 4A1
b
150,116
Toorak Mortgage Trust
1,500,000
7.333%,  2/25/2031, Ser.
2024-1, Class A1
a,c
1,513,890
Triangle Re, Ltd.
1,556,223
7.969%,  (SOFR30A +
3.400%), 11/25/2033, Ser.
2023-1, Class M1A
a,b
1,579,967
TVC Mortgage Trust
1,500,000
8.250%,  11/25/2027, Ser.
2023-RTL1, Class A1
a,c
1,516,395
Verus Securitization Trust
1,069,424
2.491%,  11/25/2066, Ser.
2021-8, Class A3
a,b
938,427
1,091,017
6.560%,  12/25/2067, Ser.
2023-1, Class A2
a,c
1,096,657
WaMu Mortgage Pass-Through
Certificates
128,325
6.600%,  5/25/2033, Ser.
2003-AR4, Class A7
b
125,339
Washington Mutual Mortgage
Pass-Through Certificates
304,029
6.000%,  3/25/2035, Ser.
2005-1, Class 2A 254,667
Total 56,170,931
Commercial Mortgage-Backed Securities  0.5%
BANK 2018-BNK12
1,000,000
4.342%,  5/15/2061, Ser.
2018-BN12, Class AS
b
966,440
BBCMS Mortgage Trust
5,970,388
1.150%,  9/15/2055, Ser.
2022-C17, Class XA
b,e
422,139
ROCK Trust
1,150,000
5.388%,  11/13/2041, Ser.
2024-CNTR, Class A
a
1,146,794
Silver Hill Trust
145,886
3.102%,  11/25/2049, Ser.
2019-1, Class A1
a,b
142,497
Velocity Commercial Capital Loan
Trust
707,504
6.550%,  1/25/2054, Ser.
2024-1, Class A
a,b
710,060

Diversified Income Plus Fund
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  68.9% Value
Commercial Mortgage-Backed Securities  0.5%
- continued
$ 548,628
6.650%,  6/25/2054, Ser.
2024-3, Class A
a,b
$ 552,747
1,042,586
7.670%,  11/25/2053, Ser.
2023-4, Class A
a,b
1,066,400
Total 5,007,077
Communications Services  2.3%
AMC Networks, Inc.
62,000 10.250%,  1/15/2029
a
65,830
American Tower Corporation
260,000 4.400%,  2/15/2026 258,672
135,000 1.450%,  9/15/2026 127,626
191,000 5.500%,  3/15/2028 193,823
136,000 5.800%,  11/15/2028 139,616
196,000 3.800%,  8/15/2029 185,547
191,000 5.000%,  1/31/2030 189,900
AppLovin Corporation
225,000 5.500%,  12/1/2034 223,323
AT&T, Inc.
224,000 5.700%,  3/1/2057 214,983
688,000 3.550%,  9/15/2055 462,739
407,000 4.300%,  2/15/2030 394,169
136,000 5.400%,  2/15/2034 136,545
Bell Telephone Company of
Canada
134,000 5.100%,  5/11/2033 130,217
Cable One, Inc., Convertible
178,000 1.125%,  3/15/2028
d
146,405
CCO Holdings, LLC/CCO Holdings
Capital Corporation
433,000 5.125%,  5/1/2027
a
425,475
42,000 5.000%,  2/1/2028
a
40,484
16,000 4.750%,  3/1/2030
a
14,611
695,000 4.500%,  8/15/2030
a
623,829
291,000 4.250%,  2/1/2031
a
253,614
204,000 4.750%,  2/1/2032
a
179,046
360,000 4.250%,  1/15/2034
a
292,064
CenterPoint Energy, Inc.,
Convertible
9,881 3.369%,  9/15/2029 391,683
Charter Communications
Operating, LLC/Charter
Communications Operating
Capital Corporation
537,000 4.200%,  3/15/2028 519,101
196,000 5.050%,  3/30/2029 191,784
199,000 6.550%,  6/1/2034 203,559
Clear Channel Outdoor Holdings,
Inc.
266,000 7.875%,  4/1/2030
a
273,765
Clear Channel Worldwide
Holdings, Inc.
198,000 5.125%,  8/15/2027
a
190,588
Comcast Corporation
408,000 5.650%,  6/1/2054 394,403
326,000 3.400%,  4/1/2030 302,494
Crown Castle, Inc.
218,000 2.900%,  3/15/2027 209,300
83,000 4.900%,  9/1/2029 82,078
Deluxe Corporation
73,000 8.125%,  9/15/2029
a
74,023
Principal
Amount Long-Term Fixed Income  68.9% Value
Communications Services  2.3% - continued
Deutsche Telekom International
Finance BV
$ 368,000 8.750%,  6/15/2030 $ 427,561
DIRECTV Financing, LLC/DIRECTV
Financing Co-Obligor, Inc.
642,000 5.875%,  8/15/2027
a
625,500
Frontier Communications
Holdings, LLC
250,000 5.875%,  10/15/2027
a
249,207
GCI, LLC
250,000 4.750%,  10/15/2028
a
233,482
Gray Television, Inc.
78,000 10.500%,  7/15/2029
a
77,995
Iliad Holding SASU
313,000 8.500%,  4/15/2031
a
332,770
160,000 7.000%,  4/15/2032
a
160,809
Intelsat Jackson Holdings SA
317,000 6.500%,  3/15/2030
a
292,392
Lamar Media Corporation
238,000 3.625%,  1/15/2031 209,465
LCPR Senior Secured Financing
DAC
501,000 6.750%,  10/15/2027
a
453,305
Level 3 Financing, Inc.
51,000 3.625%,  1/15/2029
a,d
40,545
119,524 10.500%,  4/15/2029
a
133,198
119,524 11.000%,  11/15/2029
a
134,455
213,000 10.500%,  5/15/2030
a
231,957
McGraw-Hill Education, Inc.
355,000 5.750%,  8/1/2028
a
346,609
Meta Platforms, Inc.
267,000 5.550%,  8/15/2064 260,281
132,000 3.850%,  8/15/2032 122,673
250,000 4.750%,  8/15/2034 243,357
News Corporation
197,000 3.875%,  5/15/2029
a
182,744
Nexstar Media, Inc.
145,000 5.625%,  7/15/2027
a
141,427
155,000 4.750%,  11/1/2028
a
144,519
Optics Bidco SPA
262,000 6.000%,  9/30/2034
a
251,530
Outfront Media Capital, LLC/
Outfront Media Capital
Corporation
27,000 4.625%,  3/15/2030
a
24,950
Paramount Global
417,000 6.375%,  3/30/2062
b
403,065
Playtika Holding Corporation
189,000 4.250%,  3/15/2029
a
171,329
Rogers Communications, Inc.
250,000 5.250%,  3/15/2082
a,b
242,900
204,000 5.000%,  2/15/2029 202,700
340,000 5.300%,  2/15/2034 331,385
Sirius XM Radio, LLC
495,000 5.000%,  8/1/2027
a
481,401
275,000 4.000%,  7/15/2028
a
253,373
Sprint Capital Corporation
424,000 6.875%,  11/15/2028 450,069
208,000 8.750%,  3/15/2032 248,332
Take-Two Interactive Software, Inc.
137,000 5.600%,  6/12/2034 138,007

Diversified Income Plus Fund
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  68.9% Value
Communications Services  2.3% - continued
TEGNA, Inc.
$ 389,000 4.625%,  3/15/2028 $ 367,606
Telenet Finance Luxembourg
Notes SARL
400,000 5.500%,  3/1/2028
a
388,488
T-Mobile USA, Inc.
137,000 5.500%,  1/15/2055 128,930
260,000 5.250%,  6/15/2055 236,119
275,000 3.375%,  4/15/2029 256,674
Uniti Group, LP/Uniti Group
Finance 2019, Inc./CSL Capital,
LLC
375,000 4.750%,  4/15/2028
a
351,464
Univision Communications, Inc.
48,000 8.000%,  8/15/2028
a
48,870
409,000 4.500%,  5/1/2029
a
366,087
177,000 7.375%,  6/30/2030
a
169,327
52,000 8.500%,  7/31/2031
a
50,986
Urban One, Inc.
74,000 7.375%,  2/1/2028
a
46,065
Verizon Communications, Inc.
160,000 5.500%,  2/23/2054 153,103
196,000 3.150%,  3/22/2030 179,477
311,000 2.355%,  3/15/2032 257,913
242,000 4.780%,  2/15/2035
a
230,367
Viasat, Inc.
103,000 5.625%,  4/15/2027
a
99,695
Virgin Media Finance plc
150,000 5.000%,  7/15/2030
a
126,952
Virgin Media Secured Finance plc
315,000 5.500%,  5/15/2029
a
295,453
VMED O2 UK Financing I plc
141,000 4.750%,  7/15/2031
a
121,215
124,000 7.750%,  4/15/2032
a
124,976
Vodafone Group plc
176,000 5.125%,  6/4/2081
b
133,731
227,000 5.750%,  6/28/2054 218,934
129,000 5.875%,  6/28/2064 124,815
300,000 7.000%,  4/4/2079
b
307,221
VZ Secured Financing BV
373,000 5.000%,  1/15/2032
a
329,903
Walt Disney Company
130,000 3.800%,  3/22/2030 124,427
Warnermedia Holdings, Inc.
495,000 4.054%,  3/15/2029 460,572
Windstream Services, LLC/
Windstream Escrow Finance
Corporation
135,000 8.250%,  10/1/2031
a
139,431
Zegona Finance plc
219,000 8.625%,  7/15/2029
a
232,147
Ziggo Bond Company BV
145,000 5.125%,  2/28/2030
a
130,646
Ziggo BV
131,000 4.875%,  1/15/2030
a
120,369
Total 22,096,551
Consumer Cyclical  3.1%
1011778 B.C., ULC/New Red
Finance, Inc.
171,000 4.375%,  1/15/2028
a
163,342
Principal
Amount Long-Term Fixed Income  68.9% Value
Consumer Cyclical  3.1% - continued
$ 145,000 5.625%,  9/15/2029
a
$ 142,828
Adient Global Holdings, Ltd.
68,000 8.250%,  4/15/2031
a
69,341
Alimentation Couche-Tard, Inc.
225,000 5.617%,  2/12/2054
a
212,414
Allied Universal Holdco, LLC/Allied
Universal Finance Corporation/
Atlas Luxco 4 SARL
197,000 4.625%,  6/1/2028
a
186,262
260,000 4.625%,  6/1/2028
a
244,859
Allison Transmission, Inc.
78,000 3.750%,  1/30/2031
a
69,010
Amazon.com, Inc.
131,000 1.500%,  6/3/2030 111,132
American Axle & Manufacturing,
Inc.
345,000 5.000%,  10/1/2029
d
315,044
American Honda Finance
Corporation
301,000 5.050%,  7/10/2031 298,045
209,000 4.900%,  1/10/2034
d
200,923
Anywhere Real Estate Group,
LLC/Anywhere Co-Issuer
Corporation
66,000 7.000%,  4/15/2030
a,d
58,552
Arko Corporation
255,000 5.125%,  11/15/2029
a,d
231,978
Asbury Automotive Group, Inc.
209,000 5.000%,  2/15/2032
a
190,653
Ashton Woods USA, LLC/Ashton
Woods Finance Company
240,000 4.625%,  8/1/2029
a
220,803
67,000 4.625%,  4/1/2030
a
60,794
Aston Martin Capital Holdings, Ltd.
176,000 10.000%,  3/31/2029
a
171,812
Beazer Homes USA, Inc.
206,000 7.500%,  3/15/2031
a
209,209
Belron UK Finance plc
85,000 5.750%,  10/15/2029
a
84,125
Best Buy Company, Inc.
131,000 1.950%,  10/1/2030 110,343
Booking Holdings, Inc.,
Convertible
200,000 0.750%,  5/1/2025 527,738
Boyd Gaming Corporation
370,000 4.750%,  6/15/2031
a
342,316
Boyne USA, Inc.
197,000 4.750%,  5/15/2029
a
186,748
Brookfield Residential Properties,
Inc./Brookfield Residential US,
LLC
177,000 4.875%,  2/15/2030
a
159,843
Burlington Stores, Inc., Convertible
143,000 2.250%,  4/15/2025 186,043
188,000 1.250%,  12/15/2027 281,248
Caesars Entertainment, Inc.
443,000 4.625%,  10/15/2029
a
414,762
148,000 6.500%,  2/15/2032
a
148,668
111,000 6.000%,  10/15/2032
a
107,023
Carnival Corporation
206,000 7.625%,  3/1/2026
a
206,301
491,000 5.750%,  3/1/2027
a
489,917

Diversified Income Plus Fund
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  68.9% Value
Consumer Cyclical  3.1% - continued
$ 293,000 4.000%,  8/1/2028
a
$ 277,701
Carnival Corporation, Convertible
421,000 5.750%,  12/1/2027 847,052
Carvana Company
39,533
0.000%,PIK 12.000%,
12/1/2028
a,f
42,212
Cedar Fair, LP/Canada's
Wonderland Company/Magnum
Management Corporation/
Millennium Operations, LLC
60,000 5.375%,  4/15/2027 59,362
339,000 5.250%,  7/15/2029 325,842
Choice Hotels International, Inc.
130,000 3.700%,  12/1/2029 120,700
Churchill Downs, Inc.
125,000 4.750%,  1/15/2028
a
120,579
179,000 6.750%,  5/1/2031
a
180,936
Clarios Global, LP/Clarios US
Finance Company, Inc.
136,000 6.750%,  5/15/2028
a
138,487
Cracker Barrel Old Country Store,
Inc., Convertible
60,000 0.625%,  6/15/2026
d
56,400
Crocs, Inc.
118,000 4.250%,  3/15/2029
a
109,080
Cushman & Wakefield US
Borrower, LLC
60,000 6.750%,  5/15/2028
a
60,055
Daimler Trucks Finance North
America, LLC
150,000 5.400%,  9/20/2028
a
151,946
Dana, Inc.
119,000 5.625%,  6/15/2028 117,386
177,000 4.250%,  9/1/2030 164,729
179,000 4.500%,  2/15/2032 164,175
eG Global Finance plc
60,000 12.000%,  11/30/2028
a
67,098
Expedia Group, Inc.
229,000 3.250%,  2/15/2030 211,155
Expedia Group, Inc., Convertible
292,000 Zero Coupon,  2/15/2026 289,669
Ford Motor Company, Convertible
508,000 Zero Coupon,  3/15/2026 491,236
Ford Motor Credit Company, LLC
225,000 5.850%,  5/17/2027 227,413
250,000 2.900%,  2/10/2029 223,889
225,000 7.122%,  11/7/2033 234,829
Forestar Group, Inc.
124,000 3.850%,  5/15/2026
a
120,629
Gap, Inc.
86,000 3.625%,  10/1/2029
a
77,224
34,000 3.875%,  10/1/2031
a
29,400
Garrett Motion Holdings, Inc./
Garrett LX I SARL
168,000 7.750%,  5/31/2032
a
170,442
General Motors Financial
Company, Inc.
199,000 2.900%,  2/26/2025 198,283
149,000 2.750%,  6/20/2025 147,538
220,000 5.800%,  6/23/2028 224,399
159,000 5.800%,  1/7/2029 162,201
300,000 4.900%,  10/6/2029 295,512
Principal
Amount Long-Term Fixed Income  68.9% Value
Consumer Cyclical  3.1% - continued
$ 270,000 5.700%,  9/30/2030
b,g
$ 262,395
97,000 5.750%,  2/8/2031 98,277
260,000 5.950%,  4/4/2034 261,358
GoDaddy Operating Company,
LLC/GD Finance Company, Inc.
120,000 3.500%,  3/1/2029
a
109,628
Goodyear Tire & Rubber Company
119,000 4.875%,  3/15/2027
d
114,974
101,000 5.000%,  7/15/2029
d
92,745
Hanesbrands, Inc.
140,000 4.875%,  5/15/2026
a
137,826
Harley-Davidson Financial
Services, Inc.
209,000 5.950%,  6/11/2029
a
209,234
Hilton Domestic Operating
Company, Inc.
281,000 4.875%,  1/15/2030 269,538
60,000 4.000%,  5/1/2031
a
53,960
341,000 3.625%,  2/15/2032
a
296,219
Hilton Grand Vacations Borrower,
LLC/Hilton Grand Vacations
Borrower, Inc.
427,000 5.000%,  6/1/2029
a
402,358
Home Depot, Inc.
129,000 5.300%,  6/25/2054 123,574
129,000 5.400%,  6/25/2064 123,651
214,000 3.250%,  4/15/2032 190,918
Hyundai Capital America
196,000 3.000%,  2/10/2027
a
188,220
136,000 6.500%,  1/16/2029
a
141,956
International Game Technology plc
297,000 5.250%,  1/15/2029
a
289,740
Jacobs Entertainment, Inc.
228,000 6.750%,  2/15/2029
a
220,031
Jaguar Land Rover Automotive plc
143,000 5.500%,  7/15/2029
a,d
138,731
KB Home
360,000 4.800%,  11/15/2029 339,392
27,000 4.000%,  6/15/2031 23,838
L Brands, Inc.
319,000 6.625%,  10/1/2030
a
321,293
130,000 6.875%,  11/1/2035 133,018
Las Vegas Sands Corporation
140,000 5.900%,  6/1/2027 142,027
LGI Homes, Inc.
102,000 7.000%,  11/15/2032
a
100,994
Life Time, Inc.
145,000 6.000%,  11/15/2031
a
143,551
Light & Wonder International, Inc.
147,000 7.250%,  11/15/2029
a
149,960
Live Nation Entertainment, Inc.
133,000 4.750%,  10/15/2027
a
128,582
Live Nation Entertainment, Inc.,
Convertible
506,000 3.125%,  1/15/2029 688,464
315,000 2.875%,  1/15/2030
a
316,260
Lowe's Companies, Inc.
330,000 4.500%,  4/15/2030 323,762
Macy's Retail Holdings, LLC
234,000 5.875%,  4/1/2029
a
228,433
120,000 6.125%,  3/15/2032
a
112,655

Diversified Income Plus Fund
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  68.9% Value
Consumer Cyclical  3.1% - continued
Marriott International, Inc./MD
$ 124,000 4.900%,  4/15/2029 $ 123,763
198,000 4.625%,  6/15/2030 194,315
Marriott Vacations Worldwide
Corporation, Convertible
192,000 Zero Coupon,  1/15/2026 182,515
542,000 3.250%,  12/15/2027 505,686
Mattamy Group Corporation
178,000 5.250%,  12/15/2027
a
174,038
McDonald's Corporation
136,000 4.950%,  8/14/2033
d
134,873
Melco Resorts Finance, Ltd.
333,000 5.375%,  12/4/2029
a
303,998
190,000 7.625%,  4/17/2032
a
190,681
Meritage Homes Corporation,
Convertible
176,000 1.750%,  5/15/2028
a
172,480
Michaels Companies, Inc.
175,000 5.250%,  5/1/2028
a
132,127
NCL Corporation, Ltd.
146,000 5.875%,  3/15/2026
a
145,802
264,000 5.875%,  2/15/2027
a
263,174
Nordstrom, Inc.
201,000 4.250%,  8/1/2031
d
175,786
PENN Entertainment, Inc.
300,000 4.125%,  7/1/2029
a,d
269,012
PetSmart, Inc./PetSmart Finance
Corporation
329,000 4.750%,  2/15/2028
a
310,410
109,000 7.750%,  2/15/2029
a
105,366
Prime Security Services Borrower,
LLC/Prime Finance, Inc.
388,000 5.750%,  4/15/2026
a
387,783
QVC, Inc.
76,000 6.875%,  4/15/2029
a,d
61,839
Rakuten Group, Inc.
180,000 11.250%,  2/15/2027
a
196,205
210,000 9.750%,  4/15/2029
a
227,299
200,000 8.125%,  12/15/2029
a,b,g
197,110
Raven Acquisition Holdings, LLC
103,000 6.875%,  11/15/2031
a
101,967
Royal Caribbean Cruises, Ltd.
554,000 4.250%,  7/1/2026
a
543,545
Saks Global Enterprises, LLC
79,000 11.000%,  12/15/2029
a
76,096
Scientific Games Holdings, LP/
Scientific Games US FinCo, Inc.
48,000 6.625%,  3/1/2030
a
45,933
SeaWorld Parks and
Entertainment, Inc.
289,000 5.250%,  8/15/2029
a
275,848
Service Corporation International/
US
120,000 3.375%,  8/15/2030 105,000
Six Flags Entertainment
Corporation
59,000 7.250%,  5/15/2031
a
60,258
Six Flags Entertainment
Corporation/Six Flags Theme
Parks, Inc.
60,000 6.625%,  5/1/2032
a
60,811
Principal
Amount Long-Term Fixed Income  68.9% Value
Consumer Cyclical  3.1% - continued
Six Flags Theme Parks, Inc.
$ 66,000 7.000%,  7/1/2025
a,d
$ 65,938
Sonic Automotive, Inc.
148,000 4.875%,  11/15/2031
a
132,785
Staples, Inc.
241,000 10.750%,  9/1/2029
a
237,092
Station Casinos, LLC
304,000 4.625%,  12/1/2031
a
272,321
Tenneco, Inc.
212,000 8.000%,  11/17/2028
a
197,586
Toyota Motor Credit Corporation
136,000 5.550%,  11/20/2030 140,166
129,000 4.800%,  1/5/2034 125,329
Tractor Supply Company
136,000 5.250%,  5/15/2033 135,920
Uber Technologies, Inc.
187,000 5.350%,  9/15/2054 173,893
235,000 4.800%,  9/15/2034 224,911
Uber Technologies, Inc.,
Convertible
232,000 Zero Coupon,  12/15/2025 233,856
420,000 0.875%,  12/1/2028 462,000
Vail Resorts, Inc., Convertible
241,000 Zero Coupon,  1/1/2026 228,348
VICI Properties, LP/VICI Note
Company, Inc.
486,000 5.750%,  2/1/2027
a
490,179
Victoria's Secret & Company
296,000 4.625%,  7/15/2029
a
269,783
Viking Cruises, Ltd.
612,000 5.875%,  9/15/2027
a
607,404
Volkswagen Group of America
Finance, LLC
74,000 3.350%,  5/13/2025
a
73,576
Walgreens Boots Alliance, Inc.
209,000 3.200%,  4/15/2030 167,944
WASH Multifamily Acquisition, Inc.
187,000 5.750%,  4/15/2026
a
185,554
Wyndham Hotels & Resorts, Inc.
207,000 4.375%,  8/15/2028
a
196,767
Wynn Resorts Finance, LLC/Wynn
Resorts Capital Corporation
289,000 7.125%,  2/15/2031
a
300,967
Yum! Brands, Inc.
421,000 4.750%,  1/15/2030
a
402,616
ZF North America Capital, Inc.
242,000 7.125%,  4/14/2030
a
237,564
103,000 6.750%,  4/23/2030
a
99,079
Total 30,772,495
Consumer Non-Cyclical  3.1%
1375209 B.C., Ltd.
119,000 9.000%,  1/30/2028
a,d
118,905
AbbVie, Inc.
340,000 5.500%,  3/15/2064 324,616
450,000 4.500%,  5/14/2035 421,415
204,000 5.350%,  3/15/2044 198,860
AdaptHealth, LLC
523,000 4.625%,  8/1/2029
a
470,335

Diversified Income Plus Fund
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  68.9% Value
Consumer Non-Cyclical  3.1% - continued
Albertsons Companies, Inc./
Safeway, Inc./New Albertsons,
LP/Albertsons, LLC
$ 158,000 4.625%,  1/15/2027
a
$ 154,684
407,000 3.500%,  3/15/2029
a
370,435
Altria Group, Inc.
132,000 6.200%,  11/1/2028 137,194
Amgen, Inc.
196,000 5.150%,  3/2/2028 197,426
Anheuser-Busch InBev Worldwide,
Inc.
205,000 4.750%,  1/23/2029 204,919
412,000 5.000%,  6/15/2034 407,169
ANI Pharmaceuticals, Inc.,
Convertible
197,000 2.250%,  9/1/2029
a
198,970
Archer-Daniels-Midland Company
133,000 4.500%,  8/15/2033
d
126,512
AstraZeneca Finance, LLC
306,000 1.750%,  5/28/2028 277,647
202,000 5.000%,  2/26/2034 199,787
B&G Foods, Inc.
103,000 8.000%,  9/15/2028
a
105,881
BAT Capital Corporation
172,000 6.343%,  8/2/2030 180,859
140,000 7.750%,  10/19/2032 158,741
Bausch + Lomb Corporation
74,000 8.375%,  10/1/2028
a
76,590
Bausch Health Companies, Inc.
218,000 5.500%,  11/1/2025
a
212,592
227,000 4.875%,  6/1/2028
a
181,600
55,000 11.000%,  9/30/2028
a
52,250
Becton, Dickinson and Company
134,000 4.693%,  2/13/2028 133,340
196,000 2.823%,  5/20/2030 175,569
BellRing Brands, Inc.
250,000 7.000%,  3/15/2030
a
256,043
BioMarin Pharmaceutical, Inc.,
Convertible
417,000 1.250%,  5/15/2027 386,976
Bio-Rad Laboratories, Inc.
220,000 3.300%,  3/15/2027 212,821
Bristol-Myers Squibb Company
272,000 5.550%,  2/22/2054 263,862
135,000 5.750%,  2/1/2031 140,408
67,000 5.900%,  11/15/2033 70,298
Bunge, Ltd. Finance Corporation
75,000 4.650%,  9/17/2034 70,798
Campbell's Company
442,000 5.400%,  3/21/2034 439,786
Cargill, Inc.
289,000 2.125%,  11/10/2031
a
238,788
Cencora, Inc.
177,000 5.150%,  2/15/2035 172,551
Central Garden & Pet Company
133,000 4.125%,  10/15/2030
d
119,451
Champ Acquisition Corporation
82,000 8.375%,  12/1/2031
a
83,646
Charles River Laboratories
International, Inc.
144,000 4.000%,  3/15/2031
a
128,099
Principal
Amount Long-Term Fixed Income  68.9% Value
Consumer Non-Cyclical  3.1% - continued
Chefs' Warehouse, Inc.,
Convertible
$ 321,000 2.375%,  12/15/2028 $ 412,004
Cheplapharm Arzneimittel GmbH
60,000 5.500%,  1/15/2028
a
54,348
CHS/Community Health Systems,
Inc.
298,000 5.625%,  3/15/2027
a
285,996
148,000 8.000%,  12/15/2027
a,d
147,728
164,000 6.000%,  1/15/2029
a
146,847
174,000 4.750%,  2/15/2031
a
135,016
169,000 10.875%,  1/15/2032
a
174,362
Cigna Group
136,000 5.600%,  2/15/2054 127,372
181,000 2.400%,  3/15/2030 158,399
Coca-Cola Company
136,000 5.300%,  5/13/2054 131,179
Concentra Escrow Issuer
Corporation
105,000 6.875%,  7/15/2032
a
107,201
Constellation Brands, Inc.
139,000 4.800%,  1/15/2029 138,165
261,000 3.150%,  8/1/2029 240,328
87,000 4.900%,  5/1/2033 84,005
CVS Health Corporation
272,000 6.050%,  6/1/2054 255,147
159,000 6.750%,  12/10/2054
b
155,906
120,000 5.000%,  2/20/2026 119,876
102,000 4.300%,  3/25/2028 98,828
408,000 4.780%,  3/25/2038 352,786
435,000 6.000%,  6/1/2044 411,363
DaVita, Inc.
113,000 3.750%,  2/15/2031
a
97,774
172,000 6.875%,  9/1/2032
a
173,318
Diageo Capital plc
148,000 2.000%,  4/29/2030 127,752
250,000 5.625%,  10/5/2033 256,599
Edgewell Personal Care Company
260,000 5.500%,  6/1/2028
a
254,496
Eli Lilly & Company
272,000 5.000%,  2/9/2054 249,971
265,000 4.700%,  2/27/2033 259,729
Embecta Corporation
120,000 5.000%,  2/15/2030
a
110,528
134,000 6.750%,  2/15/2030
a
126,932
Encompass Health Corporation
155,000 4.500%,  2/1/2028 149,562
Endo Finance Holdings, Inc.
120,000 8.500%,  4/15/2031
a,d
127,144
Energizer Holdings, Inc.
243,000 4.375%,  3/31/2029
a
225,711
Envista Holdings Corporation,
Convertible
24,000 2.375%,  6/1/2025 25,812
137,000 1.750%,  8/15/2028 122,547
Fortrea Holdings, Inc.
108,000 7.500%,  7/1/2030
a,d
108,179
GE HealthCare Technologies, Inc.
216,000 6.377%,  11/22/2052 232,193
General Mills, Inc.
53,000 4.950%,  3/29/2033 51,705

Diversified Income Plus Fund
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  68.9% Value
Consumer Non-Cyclical  3.1% - continued
Gilead Sciences, Inc.
$ 131,000 5.250%,  10/15/2033 $ 131,478
HCA, Inc.
125,000 5.950%,  9/15/2054 118,884
Herbalife Nutrition, Ltd./HLF
Financing, Inc.
207,000 7.875%,  9/1/2025
a
206,707
HLF Financing SARL, LLC/
Herbalife International, Inc.
114,000 4.875%,  6/1/2029
a
79,800
Insulet Corporation, Convertible
712,000 0.375%,  9/1/2026 899,826
Integer Holdings Corporation,
Convertible
358,000 2.125%,  2/15/2028 572,084
Jazz Investments I, Ltd.,
Convertible
460,000 2.000%,  6/15/2026 466,210
388,000 3.125%,  9/15/2030
a
417,488
Jazz Securities DAC
79,000 4.375%,  1/15/2029
a
74,487
JBS USA Holding Lux SARL/JBS
USA Food Company/JBS Lux
Company SARL
348,000 2.500%,  1/15/2027 330,500
165,000 3.625%,  1/15/2032 145,604
Johnson & Johnson
272,000 5.250%,  6/1/2054 265,607
KeHE Distributors, LLC/KeHE
Finance Corporation/NextWave
Distribution, Inc.
119,000 9.000%,  2/15/2029
a
123,460
Keurig Dr Pepper, Inc.
160,000 3.200%,  5/1/2030 146,334
264,000 5.300%,  3/15/2034 263,508
Kraft Heinz Foods Company
134,000 6.750%,  3/15/2032 145,234
Kroger Company
130,000 4.500%,  1/15/2029 128,247
Lamb Weston Holdings, Inc.
103,000 4.375%,  1/31/2032
a
93,199
LifePoint Health, Inc.
138,000 9.875%,  8/15/2030
a
148,896
151,000 11.000%,  10/15/2030
a
165,747
Mattel, Inc.
430,000 3.375%,  4/1/2026
a
421,165
Medline Borrower, LP/Medline Co-
Issuer, Inc.
120,000 6.250%,  4/1/2029
a
121,265
Medtronic Global Holdings SCA
127,000 4.500%,  3/30/2033 121,334
Mozart Debt Merger Sub, Inc.
362,000 3.875%,  4/1/2029
a
335,207
271,000 5.250%,  10/1/2029
a
261,532
MPH Acquisition Holdings, LLC
118,000 5.500%,  9/1/2028
a
101,157
Nestle Capital Corporation
150,000 5.100%,  3/12/2054
a
141,350
Newell Brands, Inc.
124,000 6.375%,  9/15/2027
d
124,428
123,000 6.625%,  9/15/2029
d
125,080
62,000 6.375%,  5/15/2030 62,102
Principal
Amount Long-Term Fixed Income  68.9% Value
Consumer Non-Cyclical  3.1% - continued
Novartis Capital Corporation
$ 318,000 4.700%,  9/18/2054 $ 280,472
Organon & Company/Organon
Foreign Debt Co-Issuer BV
164,000 4.125%,  4/30/2028
a
154,075
336,000 5.125%,  4/30/2031
a
302,000
Owens & Minor, Inc.
207,000 6.625%,  4/1/2030
a,d
194,092
PepsiCo, Inc.
258,000 5.250%,  7/17/2054 249,454
Performance Food Group, Inc.
179,000 4.250%,  8/1/2029
a
166,082
Perrigo Finance Unlimited
Company
207,000 4.900%,  6/15/2030 194,010
Philip Morris International, Inc.
260,000 4.875%,  2/15/2028 260,625
140,000 5.625%,  11/17/2029 144,203
136,000 5.125%,  2/13/2031 136,010
140,000 5.750%,  11/17/2032 143,956
204,000 5.250%,  2/13/2034 201,619
120,000 4.900%,  11/1/2034 115,311
Post Holdings, Inc.
179,000 4.625%,  4/15/2030
a
165,082
298,000 4.500%,  9/15/2031
a
266,961
Post Holdings, Inc., Convertible
663,000 2.500%,  8/15/2027 776,705
Roche Holdings, Inc.
203,000 5.218%,  3/8/2054
a
193,998
200,000 2.076%,  12/13/2031
a
165,880
Royalty Pharma plc
296,000 1.200%,  9/2/2025 288,669
189,000 5.150%,  9/2/2029 188,469
Simmons Foods, Inc.
486,000 4.625%,  3/1/2029
a
449,109
Sotera Health Holdings, LLC
124,000 7.375%,  6/1/2031
a
125,625
Spectrum Brands, Inc.,
Convertible
371,000 3.375%,  6/1/2029
a
362,207
Star Parent, Inc.
129,000 9.000%,  10/1/2030
a
133,979
Sysco Corporation
131,000 5.950%,  4/1/2030 136,447
Takeda Pharmaceutical Company,
Ltd.
200,000 5.650%,  7/5/2054 193,034
291,000 5.000%,  11/26/2028 291,653
200,000 5.650%,  7/5/2044 196,549
Tenet Healthcare Corporation
855,000 5.125%,  11/1/2027 837,364
374,000 4.375%,  1/15/2030 347,373
Teva Pharmaceutical Finance
Netherlands III BV
292,000 3.150%,  10/1/2026 280,582
Unilever Capital Corporation
175,000 5.000%,  12/8/2033 174,979
US Acute Care Solutions, LLC
185,000 9.750%,  5/15/2029
a
188,535
Varex Imaging Corporation,
Convertible
241,000 4.000%,  6/1/2025 239,971

Diversified Income Plus Fund
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  68.9% Value
Consumer Non-Cyclical  3.1% - continued
Viterra Finance BV
$ 275,000 3.200%,  4/21/2031
a
$ 240,054
Winnebago Industries, Inc.,
Convertible
217,000 3.250%,  1/15/2030
a
197,687
Wyeth, LLC
326,000 6.500%,  2/1/2034 354,737
Zoetis, Inc.
202,000 5.600%,  11/16/2032 208,259
Total 30,390,368
Energy  2.6%
Antero Midstream Partners, LP/
Antero Midstream Finance
Corporation
254,000 5.375%,  6/15/2029
a
247,351
Apache Corporation
201,000 4.375%,  10/15/2028 193,873
Archrock Partners, LP/Archrock
Partners Finance Corporation
141,000 6.250%,  4/1/2028
a
140,248
Ascent Resources Utica Holdings,
LLC/ARU Finance Corporation
247,000 8.250%,  12/31/2028
a
252,145
121,000 5.875%,  6/30/2029
a
117,838
Baytex Energy Corporation
269,000 8.500%,  4/30/2030
a
274,842
Blue Racer Midstream, LLC/Blue
Racer Finance Corporation
193,000 7.000%,  7/15/2029
a
197,120
BP Capital Markets America, Inc.
423,000 4.234%,  11/6/2028 414,130
187,000 4.812%,  2/13/2033 180,769
200,000 5.227%,  11/17/2034 196,977
BP Capital Markets plc
242,000 4.875%,  3/22/2030
b,g
230,597
274,000 6.450%,  12/1/2033
b,g
281,483
Buckeye Partners, LP
170,000 4.500%,  3/1/2028
a
161,300
134,000 6.875%,  7/1/2029
a
135,623
California Resources Corporation
145,000 8.250%,  6/15/2029
a
147,037
Cheniere Energy Partners, LP
132,000 4.500%,  10/1/2029 127,800
133,000 3.250%,  1/31/2032 115,326
208,000 5.950%,  6/30/2033 212,928
Cheniere Energy, Inc.
118,000 5.650%,  4/15/2034 118,678
Civitas Resources, Inc.
193,000 8.375%,  7/1/2028
a
200,444
181,000 8.750%,  7/1/2031
a
188,699
CNX Resources Corporation
155,000 6.000%,  1/15/2029
a
151,988
CNX Resources Corporation,
Convertible
235,000 2.250%,  5/1/2026 672,100
Columbia Pipelines Holding
Company, LLC
143,000 6.055%,  8/15/2026
a
145,018
271,000 6.042%,  8/15/2028
a
277,485
Principal
Amount Long-Term Fixed Income  68.9% Value
Energy  2.6% - continued
Comstock Resources, Inc.
$ 240,000 6.750%,  3/1/2029
a
$ 233,305
252,000 5.875%,  1/15/2030
a
235,020
ConocoPhillips Company
300,000 4.850%,  1/15/2032 293,954
CQP Holdco, LP/BIP-V Chinnok
Holdco, LLC
309,000 5.500%,  6/15/2031
a
295,135
Crescent Energy Finance, LLC
370,000 7.625%,  4/1/2032
a
368,096
Delek Logistics Partners, LP/Delek
Logistics Finance Corporation
269,000 8.625%,  3/15/2029
a
278,129
Diamond Foreign Asset Company/
Diamond Finance, LLC
98,000 8.500%,  10/1/2030
a
101,697
Diamondback Energy, Inc.
322,000 5.750%,  4/18/2054 302,174
DT Midstream, Inc.
201,000 4.125%,  6/15/2029
a
187,710
Enbridge, Inc.
260,000 7.375%,  1/15/2083
b
262,215
263,000 7.625%,  1/15/2083
b
275,936
204,000 5.950%,  4/5/2054 201,629
66,000 5.700%,  3/8/2033 66,686
Enerflex, Ltd.
80,000 9.000%,  10/15/2027
a
83,072
Energy Transfer, LP
139,000 5.950%,  5/15/2054 134,378
457,000 8.000%,  5/15/2054
b
478,912
136,000 6.050%,  9/1/2054 133,104
290,000 6.500%,  11/15/2026
b,g
290,119
134,000 4.400%,  3/15/2027 132,715
83,000 7.125%,  5/15/2030
b,g
83,299
136,000 6.400%,  12/1/2030 143,702
Enterprise Products Operating,
LLC
195,000 5.550%,  2/16/2055 187,584
130,000 4.150%,  10/16/2028 126,883
280,000
7.733%,  (TSFR3M +
3.248%), 8/16/2077
b
278,250
EQM Midstream Partners, LP
248,000 4.750%,  1/15/2031
a
233,227
Genesis Energy LP/Genesis
Energy Finance Corporation
193,000 8.875%,  4/15/2030 196,378
288,000 7.875%,  5/15/2032 282,048
Harvest Midstream I, LP
301,000 7.500%,  9/1/2028
a
303,658
Hess Midstream Operations, LP
269,000 4.250%,  2/15/2030
a
247,997
Hilcorp Energy I, LP/Hilcorp
Finance Company
324,000 5.750%,  2/1/2029
a
309,112
119,000 6.000%,  4/15/2030
a
111,836
104,000 6.250%,  4/15/2032
a
95,683
Howard Midstream Energy
Partners, LLC
338,000 7.375%,  7/15/2032
a
343,365
ITT Holdings, LLC
215,000 6.500%,  8/1/2029
a
196,819

Diversified Income Plus Fund
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  68.9% Value
Energy  2.6% - continued
Kinder Morgan, Inc.
$ 256,000 5.950%,  8/1/2054 $ 250,104
Kodiak Gas Services, LLC
150,000 7.250%,  2/15/2029
a
153,007
Laredo Petroleum, Inc.
208,000 7.750%,  7/31/2029
a
206,008
MEG Energy Corporation
169,000 5.875%,  2/1/2029
a
164,962
MPLX, LP
325,000 1.750%,  3/1/2026 313,781
65,000 5.000%,  3/1/2033 62,427
111,000 5.500%,  6/1/2034 109,398
Nabors Industries, Inc.
119,000 7.375%,  5/15/2027
a
118,862
306,000 9.125%,  1/31/2030
a
311,191
National Fuel Gas Company
295,000 5.500%,  1/15/2026 296,145
NGL Energy Operating, LLC/NGL
Energy Finance Corporation
99,000 8.125%,  2/15/2029
a
100,301
148,000 8.375%,  2/15/2032
a
149,133
Noble Finance II, LLC
120,000 8.000%,  4/15/2030
a
121,196
Northern Oil and Gas, Inc.
270,000 8.750%,  6/15/2031
a
278,695
Northern Oil and Gas, Inc.,
Convertible
339,000 3.625%,  4/15/2029 396,800
NuStar Logistics, LP
241,000 6.375%,  10/1/2030 241,654
Occidental Petroleum Corporation
93,000 5.000%,  8/1/2027 93,044
268,000 8.875%,  7/15/2030 306,070
ONEOK, Inc.
261,000 5.700%,  11/1/2054 245,420
134,000 5.650%,  11/1/2028 136,732
177,000 4.750%,  10/15/2031 171,214
Ovintiv, Inc.
166,000 5.650%,  5/15/2028 168,329
PBF Holding Company, LLC/PBF
Finance Corporation
197,000 6.000%,  2/15/2028 188,922
Permian Resources Operating,
LLC
94,000 6.250%,  2/1/2033
a
92,784
Permian Resources Operating,
LLC, Convertible
117,000 3.250%,  4/1/2028 294,330
Pioneer Natural Resources
Company
195,000 1.900%,  8/15/2030 166,148
Plains All American Pipeline, LP
150,000
8.895%,  (TSFR3M +
4.372%), 2/2/2025
b,g
148,887
Plains All American Pipeline, LP/
PAA Finance Corporation
317,000 4.650%,  10/15/2025 316,532
Prairie Acquiror, LP
199,000 9.000%,  8/1/2029
a
205,016
Precision Drilling Corporation
122,000 6.875%,  1/15/2029
a
120,902
Principal
Amount Long-Term Fixed Income  68.9% Value
Energy  2.6% - continued
Range Resources Corporation
$ 217,000 4.750%,  2/15/2030
a
$ 203,627
Rockies Express Pipeline, LLC
310,000 4.950%,  7/15/2029
a
294,322
Saturn Oil & Gas, Inc.
141,000 9.625%,  6/15/2029
a,d
137,075
Schlumberger Holdings
Corporation
81,000 4.300%,  5/1/2029
a
78,978
SM Energy Company
185,000 6.500%,  7/15/2028 183,840
83,000 7.000%,  8/1/2032
a
81,834
South Bow USA Infrastructure
Holdings, LLC
75,000 5.584%,  10/1/2034
a
72,945
Suburban Propane Partners, LP/
Suburban Energy Finance
Corporation
119,000 5.875%,  3/1/2027 118,063
Suncor Energy, Inc.
131,000 7.150%,  2/1/2032 142,356
Sunoco, LP
358,000 7.000%,  5/1/2029
a
367,404
Sunoco, LP/Sunoco Finance
Corporation
171,000 5.875%,  3/15/2028 170,302
Tallgrass Energy Partners LP/
Tallgrass Energy Finance
Corporation
330,000 5.500%,  1/15/2028
a
317,371
180,000 7.375%,  2/15/2029
a
180,570
Talos Production, Inc.
127,000 9.000%,  2/1/2029
a
130,297
Targa Resources Partners, LP
359,000 4.875%,  2/1/2031 346,629
TGNR Intermediate Holdings, LLC
287,000 5.500%,  10/15/2029
a
267,991
TotalEnergies Capital SA
408,000 5.488%,  4/5/2054 391,031
TransCanada Trust
600,000 5.875%,  8/15/2076
b
592,004
Transocean, Inc.
126,650 8.750%,  2/15/2030
a
130,617
UGI Corporation, Convertible
169,000 5.000%,  6/1/2028
a
191,900
USA Compression Partners, LP/
USA Compression Finance
Corporation
209,000 7.125%,  3/15/2029
a
212,688
Valaris, Ltd.
268,000 8.375%,  4/30/2030
a
270,822
Venture Global Calcasieu Pass,
LLC
144,000 3.875%,  8/15/2029
a
132,295
220,000 4.125%,  8/15/2031
a
197,016
Venture Global LNG, Inc.
445,000 8.125%,  6/1/2028
a
462,930
181,000 9.000%,  9/30/2029
a,b,g
189,243
549,000 8.375%,  6/1/2031
a
572,567
198,000 9.875%,  2/1/2032
a
217,261
Viridien SA
60,000 8.750%,  4/1/2027
a
58,951

Diversified Income Plus Fund
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  68.9% Value
Energy  2.6% - continued
Williams Companies, Inc.
$ 261,000 4.900%,  3/15/2029 $ 259,069
131,000 2.600%,  3/15/2031 112,806
Total 25,888,424
Financials  8.1%
Acrisure, LLC/Acrisure Finance,
Inc.
84,000 4.250%,  2/15/2029
a
78,970
118,000 7.500%,  11/6/2030
a
121,506
AerCap Ireland Capital DAC/
AerCap Global Aviation Trust
210,000 6.950%,  3/10/2055
b
216,126
200,000 6.500%,  7/15/2025 201,290
150,000 6.100%,  1/15/2027 153,404
207,000 5.750%,  6/6/2028 210,915
362,000 3.000%,  10/29/2028 335,198
Agree, LP
137,000 5.625%,  6/15/2034 137,399
Air Lease Corporation
152,000 2.300%,  2/1/2025 151,626
270,000 4.650%,  6/15/2026
b,g
261,165
162,000 3.125%,  12/1/2030 143,568
Aircastle, Ltd.
274,000 5.250%,  6/15/2026
a,b,g
268,730
163,000 2.850%,  1/26/2028
a
151,660
Alliant Holdings Intermediate, LLC/
Alliant Holdings Co-Issuer, Inc.
121,000 4.250%,  10/15/2027
a
115,497
150,000 6.750%,  4/15/2028
a
150,353
168,000 7.000%,  1/15/2031
a
168,656
Ally Financial, Inc.
390,000 4.700%,  5/15/2026
b,g
363,935
405,000 8.000%,  11/1/2031 447,780
188,000 6.700%,  2/14/2033
d
189,517
American Express Company
255,000 3.550%,  9/15/2026
b,g
245,101
10,000 6.338%,  10/30/2026
b
10,124
American International Group, Inc.
271,000 5.125%,  3/27/2033 267,633
AmWINS Group, Inc.
99,000 6.375%,  2/15/2029
a
99,607
293,000 4.875%,  6/30/2029
a
275,126
Aon North America, Inc.
272,000 5.750%,  3/1/2054 265,227
Apollo Debt Solutions BDC
214,000 6.700%,  7/29/2031
a
219,778
Arbor Realty Trust, Inc.,
Convertible
26,000 7.500%,  8/1/2025 25,870
Ares Capital Corporation
76,000 4.250%,  3/1/2025 75,840
340,000 2.150%,  7/15/2026 325,082
168,000 5.875%,  3/1/2029 169,422
Ares Strategic Income Fund
187,000 5.600%,  2/15/2030
a
184,810
Arthur J. Gallagher & Company
204,000 5.750%,  7/15/2054 200,513
126,000 5.000%,  2/15/2032 124,359
Assurant, Inc.
193,000 6.100%,  2/27/2026 194,583
Principal
Amount Long-Term Fixed Income  68.9% Value
Financials  8.1% - continued
Aviation Capital Group, LLC
$ 131,000 4.875%,  10/1/2025
a
$ 130,826
Avolon Holdings Funding, Ltd.
301,000 4.250%,  4/15/2026
a
297,376
278,000 5.750%,  3/1/2029
a
280,824
Azorra Finance, Ltd.
258,000 7.750%,  4/15/2030
a
256,469
Banco Santander Mexico SA
89,000 5.375%,  4/17/2025
a
88,928
200,000 5.621%,  12/10/2029
a
199,000
Banco Santander SA
110,000 4.750%,  11/12/2026
b,d,g
104,639
200,000 4.175%,  3/24/2028
b
195,845
200,000 6.921%,  8/8/2033 209,892
Bank of America Corporation
220,000 6.100%,  3/17/2025
b,g
219,414
373,000 1.319%,  6/19/2026
b
366,909
298,000 1.197%,  10/24/2026
b
289,506
325,000 6.125%,  4/27/2027
b,g
327,138
196,000 1.734%,  7/22/2027
b
186,852
278,000 4.376%,  4/27/2028
b
275,048
392,000 3.593%,  7/21/2028
b
379,555
214,000 4.948%,  7/22/2028
b
214,450
230,000 5.819%,  9/15/2029
b
235,679
523,000 3.974%,  2/7/2030
b
501,207
454,000 2.687%,  4/22/2032
b
390,254
204,000 2.572%,  10/20/2032
b
172,129
290,000 2.972%,  2/4/2033
b
249,266
207,000 5.468%,  1/23/2035
b
207,226
529,000 5.425%,  8/15/2035
b
514,884
141,000 3.846%,  3/8/2037
b
124,897
Bank of Montreal
195,000 5.203%,  2/1/2028 196,515
140,000 3.088%,  1/10/2037
b
116,329
Bank of New York Mellon
Corporation
132,000 6.317%,  10/25/2029
b
138,677
214,000 4.596%,  7/26/2030
b
211,370
134,000 6.474%,  10/25/2034
b
144,691
Bank of Nova Scotia
354,000 4.900%,  6/4/2025
b,g
350,317
Barclays plc
243,000 6.125%,  12/15/2025
b,g
242,428
179,000 2.852%,  5/7/2026
b
177,621
200,000 5.501%,  8/9/2028
b
202,161
193,000 4.972%,  5/16/2029
b
191,144
289,000 4.942%,  9/10/2030
b
283,330
200,000 6.224%,  5/9/2034
b
205,438
136,000 7.119%,  6/27/2034
b
144,330
BlackRock Funding, Inc.
136,000 5.250%,  3/14/2054 128,474
Blackstone Mortgage Trust, Inc.,
Convertible
41,000 5.500%,  3/15/2027 39,462
Blackstone Private Credit Fund
259,000 5.600%,  11/22/2029
a
255,712
Blue Owl Capital Corporation II
136,000 8.450%,  11/15/2026 142,543
Blue Owl Credit Income
Corporation
214,000 4.700%,  2/8/2027 210,942

Diversified Income Plus Fund
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  68.9% Value
Financials  8.1% - continued
Blue Owl Technology Finance
Corporation
$ 68,000 4.750%,  12/15/2025
a
$ 67,249
196,000 3.750%,  6/17/2026
a
189,564
Blue Owl Technology Finance
Corporation II
68,000 6.750%,  4/4/2029
a
68,417
BNP Paribas SA
200,000 3.132%,  1/20/2033
a,b
170,480
BPCE SA
152,000 2.375%,  1/14/2025
a
151,873
Brixmor Operating Partnership, LP
262,000 2.250%,  4/1/2028 239,408
Burford Capital Global Finance,
LLC
286,000 9.250%,  7/1/2031
a
303,632
Capital One Financial Corporation
140,000 3.950%,  9/1/2026
b,d,g
133,159
217,000 3.273%,  3/1/2030
b
200,625
Capital One NA
228,000 2.280%,  1/28/2026
b
227,487
Centene Corporation
544,000 3.000%,  10/15/2030 469,416
Charles Schwab Corporation
537,000 5.375%,  6/1/2025
b,g
534,140
255,000 0.900%,  3/11/2026 243,949
300,000 4.000%,  6/1/2026
b,g
290,158
196,000 2.000%,  3/20/2028
d
179,531
135,000 6.136%,  8/24/2034
b
141,740
Citibank NA
250,000 5.570%,  4/30/2034 252,925
Citigroup, Inc.
215,000 4.000%,  12/10/2025
b,g
209,329
415,000 3.875%,  2/18/2026
b,g
402,932
451,000 1.122%,  1/28/2027
b
433,113
263,000 1.462%,  6/9/2027
b
250,413
286,000 3.070%,  2/24/2028
b
275,097
133,000 7.375%,  5/15/2028
b,d,g
137,022
271,000 7.625%,  11/15/2028
b,g
282,337
522,000 4.075%,  4/23/2029
b
506,431
165,000 7.125%,  8/15/2029
b,g
168,065
136,000 6.174%,  5/25/2034
b
138,548
240,000 7.000%,  8/15/2034
b,g
253,098
Citizens Financial Group, Inc.
275,000 4.000%,  10/6/2026
b,g
261,065
116,000 5.718%,  7/23/2032
b
116,404
CNA Financial Corporation
272,000 5.125%,  2/15/2034 266,951
Coinbase Global, Inc., Convertible
355,000 0.500%,  6/1/2026 371,873
398,000 0.250%,  4/1/2030
a
423,897
Comerica, Inc.
160,000 5.625%,  7/1/2025
b,g
159,050
74,000 5.982%,  1/30/2030
b
74,829
Commonwealth Bank of Australia
156,000 2.688%,  3/11/2031
a
132,937
Cooperatieve Rabobank UA
149,000 1.339%,  6/24/2026
a,b
146,451
COPT Defense Properties, LP
265,000 2.250%,  3/15/2026 256,452
Principal
Amount Long-Term Fixed Income  68.9% Value
Financials  8.1% - continued
COPT Defense Properties, LP,
Convertible
$ 77,000 5.250%,  9/15/2028
a
$ 89,320
Corebridge Financial, Inc.
272,000 6.375%,  9/15/2054
b
270,140
196,000 6.875%,  12/15/2052
b
201,139
134,000 6.050%,  9/15/2033 138,601
123,000 5.750%,  1/15/2034 125,291
Cousins Properties, LP
70,000 5.375%,  2/15/2032 68,748
Credit Acceptance Corporation
224,000 9.250%,  12/15/2028
a
236,919
Credit Agricole SA
131,000 3.250%,  1/14/2030
a
117,620
Credit Suisse Group AG
130,000 7.250%,  N/A
*,h
13,000
150,000 7.500%,  N/A
*,h
15,000
Deutsche Bank AG/New York, NY
444,000 2.129%,  11/24/2026
b
432,635
250,000 2.311%,  11/16/2027
b
237,621
190,000 6.819%,  11/20/2029
b
198,821
214,000 3.742%,  1/7/2033
b
181,292
Digital Realty Trust, LP, Convertible
283,000 1.875%,  11/15/2029
a
291,490
Discover Bank
260,000
5.974%,  (USISOA05 +
1.730%), 8/9/2028
b
264,772
Discover Financial Services
71,000 6.700%,  11/29/2032 75,670
Diversified Healthcare Trust
143,000 Zero Coupon,  1/15/2026
a
134,573
Drawbridge Special Opportunities
Fund, LP
412,000 3.875%,  2/15/2026
a
401,171
Elevance Health, Inc.
272,000 5.650%,  6/15/2054 260,634
411,000 2.550%,  3/15/2031 352,652
Encore Capital Group, Inc.,
Convertible
284,000 4.000%,  3/15/2029 286,637
Extra Space Storage, LP
121,000 5.900%,  1/15/2031 124,814
135,000 2.400%,  10/15/2031 112,173
Fairfax Financial Holdings, Ltd.
204,000 6.350%,  3/22/2054 210,059
Federal Realty OP, LP, Convertible
161,000 3.250%,  1/15/2029
a
163,334
Fifth Third Bancorp
320,000 4.500%,  9/30/2025
b,g
315,594
144,000 4.772%,  7/28/2030
b
141,081
Fifth Third Bank NA
343,000 3.850%,  3/15/2026 338,693
FirstCash, Inc.
294,000 5.625%,  1/1/2030
a
283,249
Five Corners Funding Trust III
180,000 5.791%,  2/15/2033
a
184,516
Fortress Transportation and
Infrastructure Investors, LLC
123,000 5.500%,  5/1/2028
a
120,299
223,000 7.000%,  5/1/2031
a
227,492
77,000 7.000%,  6/15/2032
a
78,518

Diversified Income Plus Fund
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  68.9% Value
Financials  8.1% - continued
Freedom Mortgage Holdings, LLC
$ 274,000 9.250%,  2/1/2029
a
$ 282,752
118,000 9.125%,  5/15/2031
a
121,666
FS KKR Capital Corporation
132,000 3.400%,  1/15/2026 129,446
132,000 2.625%,  1/15/2027
d
124,938
GGAM Finance, Ltd.
124,000 8.000%,  6/15/2028
a
130,200
217,000 5.875%,  3/15/2030
a
212,857
Global Aircraft Leasing Company,
Ltd.
98,000 8.750%,  9/1/2027
a
99,949
Global Net Lease, Inc./Global Net
Lease Operating Partnership,
LP
365,000 3.750%,  12/15/2027
a
333,109
goeasy, Ltd.
196,000 9.250%,  12/1/2028
a
208,893
122,000 7.625%,  7/1/2029
a
124,658
75,000 6.875%,  5/15/2030
a
75,625
Goldman Sachs BDC, Inc.
122,000 6.375%,  3/11/2027 124,893
Goldman Sachs Group, Inc.
190,000
7.379%,  (H15T 5Y +
3.623%), 2/10/2025
b,g
189,852
222,000 0.855%,  2/12/2026
b
220,906
195,000 3.650%,  8/10/2026
b,g
186,304
255,000 4.125%,  11/10/2026
b,g
243,710
456,000 1.948%,  10/21/2027
b
432,643
140,000 2.640%,  2/24/2028
b
133,527
155,000 3.615%,  3/15/2028
b
150,727
278,000 4.482%,  8/23/2028
b
274,783
261,000 3.814%,  4/23/2029
b
251,027
131,000 3.800%,  3/15/2030 122,849
131,000 2.615%,  4/22/2032
b
111,628
132,000 2.383%,  7/21/2032
b
110,009
163,000 6.125%,  11/10/2034
b,g
160,900
261,000 5.330%,  7/23/2035
b
256,128
404,000 5.016%,  10/23/2035
b
386,637
Hartford Financial Services Group,
Inc.
130,000 2.800%,  8/19/2029 118,400
125,000
6.910%,  (TSFR3M +
2.387%), 2/12/2047
a,b
114,984
HAT Holdings I, LLC/HAT Holdings
II, LLC, Convertible
30,000 Zero Coupon,  5/1/2025
a
32,100
97,000 3.750%,  8/15/2028
a
112,229
Health Care Service Corporation
207,000 5.450%,  6/15/2034
a
206,832
HSBC Holdings plc
200,000 6.161%,  3/9/2029
b
205,411
365,000 4.583%,  6/19/2029
b
357,595
159,000 2.804%,  5/24/2032
b
135,101
HUB International, Ltd.
344,000 7.250%,  6/15/2030
a
352,514
Huntington Bancshares, Inc./OH
160,000 4.450%,  10/15/2027
b,g
152,865
331,000 5.709%,  2/2/2035
b
330,357
230,000 6.141%,  11/18/2039
b
229,701
Icahn Enterprises, LP/Icahn
Enterprises Finance Corporation
114,000 6.250%,  5/15/2026 113,029
Principal
Amount Long-Term Fixed Income  68.9% Value
Financials  8.1% - continued
$ 335,000 5.250%,  5/15/2027 $ 317,170
ING Groep NV
258,000 1.726%,  4/1/2027
b
247,989
200,000 6.083%,  9/11/2027
b
203,839
Intercontinental Exchange, Inc.
215,000 4.350%,  6/15/2029 210,299
Intesa Sanpaolo SPA
150,000 4.198%,  6/1/2032
a,b
130,428
Invitation Homes Operating
Partnership, LP
227,000 2.000%,  8/15/2031 184,183
J.P. Morgan Chase & Company
210,000 4.600%,  2/1/2025
b,g
209,063
177,000 4.000%,  4/1/2025
b,g
175,298
295,000 3.650%,  6/1/2026
b,d,g
286,175
371,000 1.045%,  11/19/2026
b
359,109
261,000 1.578%,  4/22/2027
b
250,620
392,000 4.005%,  4/23/2029
b
380,061
133,000 2.069%,  6/1/2029
b
120,852
523,000 4.493%,  3/24/2031
b
509,601
140,000 2.963%,  1/25/2033
b
121,012
145,000 4.912%,  7/25/2033
b
141,769
140,000 5.717%,  9/14/2033
b
142,994
149,000 5.350%,  6/1/2034
b
148,896
147,000 6.254%,  10/23/2034
b
155,363
69,000 5.336%,  1/23/2035
b
68,562
228,000 5.766%,  4/22/2035
b
233,224
259,000 5.534%,  11/29/2045
b
252,824
Jane Street Group/JSG Finance,
Inc.
191,000 4.500%,  11/15/2029
a
178,860
62,000 7.125%,  4/30/2031
a
63,715
103,000 6.125%,  11/1/2032
a
102,041
Jefferies Finance, LLC/JFIN Co-
Issuer Corporation
120,000 5.000%,  8/15/2028
a
112,564
151,000 6.625%,  10/15/2031
a
150,761
Jefferson Capital Holdings, LLC
99,000 6.000%,  8/15/2026
a
98,816
247,000 9.500%,  2/15/2029
a
261,646
KeyBank NA/Cleveland, OH
196,000 3.900%,  4/13/2029 184,033
250,000 5.000%,  1/26/2033 239,779
Kilroy Realty, LP
196,000 4.250%,  8/15/2029 184,683
97,000 6.250%,  1/15/2036 96,233
Kite Realty Group, LP, Convertible
13,000 0.750%,  4/1/2027
a
13,989
Ladder Capital Finance Holdings,
LLLP/Ladder Capital Finance
Corporation
325,000 4.750%,  6/15/2029
a
306,450
Liberty Mutual Group, Inc.
68,000 4.125%,  12/15/2051
a,b
64,710
Lincoln National Corporation
300,000
7.105%,  (TSFR3M +
2.619%), 2/18/2025
b,d
255,282
Lloyds Banking Group plc
440,000 1.627%,  5/11/2027
b
420,884
M&T Bank Corporation
406,000 3.500%,  9/1/2026
b,g
385,328

Diversified Income Plus Fund
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  68.9% Value
Financials  8.1% - continued
Macquarie Airfinance Holdings,
Ltd.
$ 207,000 6.400%,  3/26/2029
a
$ 212,989
149,000 5.150%,  3/17/2030
a
145,549
58,000 6.500%,  3/26/2031
a
59,919
Macquarie Group, Ltd.
264,000 1.629%,  9/23/2027
a,b
249,496
Marsh & McLennan Companies,
Inc.
135,000 2.375%,  12/15/2031 113,170
MetLife, Inc.
320,000 3.850%,  9/15/2025
b,g
314,166
205,000 5.875%,  3/15/2028
b,g
203,919
261,000 6.400%,  12/15/2036 266,042
Metropolitan Life Global Funding I
244,000 2.950%,  4/9/2030
a
220,355
Mid-America Apartments, LP
261,000 4.200%,  6/15/2028 255,175
Mitsubishi UFJ Financial Group,
Inc.
260,000 1.538%,  7/20/2027
b
247,284
Mizuho Financial Group, Inc.
343,000 1.554%,  7/9/2027
b
326,468
278,000 2.564%,  9/13/2031 232,572
135,000 5.748%,  7/6/2034
b
137,616
Molina Healthcare, Inc.
312,000 4.375%,  6/15/2028
a
295,684
118,000 6.250%,  1/15/2033
a
116,624
Morgan Stanley
181,000 5.516%,  11/19/2055
b
174,433
250,000 2.630%,  2/18/2026
b
249,266
302,000 2.188%,  4/28/2026
b
299,307
148,000 0.985%,  12/10/2026
b
142,722
260,000 1.593%,  5/4/2027
b
249,218
262,000 1.512%,  7/20/2027
b
248,990
98,000 5.123%,  2/1/2029
b
98,269
392,000 3.622%,  4/1/2031
b
364,101
140,000 2.943%,  1/21/2033
b
119,948
144,000 4.889%,  7/20/2033
b
139,507
132,000 5.250%,  4/21/2034
b
129,980
156,000 5.424%,  7/21/2034
b
154,912
109,000 5.831%,  4/19/2035
b
111,076
283,000 2.484%,  9/16/2036
b
230,173
MPT Operating Partnership, LP/
MPT Finance Corporation
204,000 4.625%,  8/1/2029
d
146,176
Nasdaq, Inc.
143,000 5.350%,  6/28/2028 145,005
Nationstar Mortgage Holdings,
Inc.
59,000 5.500%,  8/15/2028
a
57,300
186,000 5.125%,  12/15/2030
a
173,544
NatWest Group plc
131,000 4.892%,  5/18/2029
b
129,670
350,000 6.475%,  6/1/2034
b
359,278
Navient Corporation
72,000 5.000%,  3/15/2027 70,571
Necessity Retail REIT, Inc./
American Finance Operating
Partner, LP
78,000 4.500%,  9/30/2028
a
71,411
Principal
Amount Long-Term Fixed Income  68.9% Value
Financials  8.1% - continued
New Mountain Finance
Corporation, Convertible
$ 39,000 7.500%,  10/15/2025 $ 39,077
New York Life Global Funding
134,000 4.550%,  1/28/2033
a
128,089
137,000 5.000%,  1/9/2034
a
135,398
Nippon Life Insurance Company
675,000 5.950%,  4/16/2054
a,b
680,653
NNN REIT, Inc.
131,000 2.500%,  4/15/2030 114,659
Nomura Holdings, Inc.
200,000 2.172%,  7/14/2028 180,605
227,000 5.783%,  7/3/2034 229,458
Omega Healthcare Investors, Inc.
127,000 4.750%,  1/15/2028 125,281
130,000 3.375%,  2/1/2031 115,293
OneMain Finance Corporation
460,000 3.500%,  1/15/2027 438,784
540,000 3.875%,  9/15/2028 497,632
Panther Escrow Issuer, LLC
346,000 7.125%,  6/1/2031
a
349,458
Park Intermediate Holdings, LLC
328,000 4.875%,  5/15/2029
a
308,661
Pebblebrook Hotel Trust,
Convertible
752,000 1.750%,  12/15/2026 698,307
Pine Street Trust III
100,000 6.223%,  5/15/2054
a
100,910
PNC Bank NA
130,000 2.700%,  10/22/2029 116,642
PNC Financial Services Group,
Inc.
196,000 6.200%,  9/15/2027
b,g
196,845
145,000 5.582%,  6/12/2029
b
147,531
266,000 6.250%,  3/15/2030
b,g
268,504
134,000 6.875%,  10/20/2034
b
146,269
PRA Group, Inc.
188,000 8.375%,  2/1/2028
a
193,264
Prologis Targeted US Logistics
Fund, LP
196,000 5.250%,  4/1/2029
a
198,209
128,000 5.250%,  1/15/2035
a
125,708
Prologis, LP
165,000 5.250%,  3/15/2054 153,920
Provident Financing Trust I
155,000 7.405%,  3/15/2038 164,348
Prudential Financial, Inc.
142,000 5.125%,  3/1/2052
b
135,130
198,000 6.750%,  3/1/2053
b
206,527
340,000 6.500%,  3/15/2054
b
349,678
160,000 3.700%,  10/1/2050
b
142,335
Realty Income Corporation
132,000 4.875%,  6/1/2026 132,319
282,000 3.200%,  1/15/2027 273,407
196,000 3.950%,  8/15/2027 192,709
Redwood Trust, Inc., Convertible
42,000 7.750%,  6/15/2027 41,117
Regency Centers, LP
206,000 5.250%,  1/15/2034 203,009
Regions Financial Corporation
129,000 2.250%,  5/18/2025 127,702

Diversified Income Plus Fund
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  68.9% Value
Financials  8.1% - continued
$ 245,000 5.750%,  6/15/2025
b,g
$ 242,952
Reinsurance Group of America,
Inc.
134,000 6.000%,  9/15/2033 137,720
226,000 5.750%,  9/15/2034 227,778
Rexford Industrial Realty, LP,
Convertible
98,000 4.375%,  3/15/2027
a
95,648
151,000 4.125%,  3/15/2029
a
146,545
RGA Global Funding
130,000 5.500%,  1/11/2031
a
131,366
RHP Hotel Properties, LP/RHP
Finance Corporation
60,000 4.750%,  10/15/2027 58,043
118,000 4.500%,  2/15/2029
a
111,407
RLJ Lodging Trust, LP
108,000 4.000%,  9/15/2029
a
97,871
Rocket Mortgage, LLC/Rocket
Mortgage Co-Issuer, Inc.
310,000 3.625%,  3/1/2029
a
280,741
123,000 3.875%,  3/1/2031
a
107,170
172,000 4.000%,  10/15/2033
a
143,253
Ryan Specialty, LLC
62,000 4.375%,  2/1/2030
a
58,206
80,000 5.875%,  8/1/2032
a
79,155
Santander Holdings USA, Inc.
144,000 2.490%,  1/6/2028
b
136,566
Santander UK Group Holdings plc
262,000 1.673%,  6/14/2027
b
249,377
Service Properties Trust
103,000 5.500%,  12/15/2027 96,318
160,000 8.375%,  6/15/2029 154,680
195,000 8.625%,  11/15/2031
a
202,915
Simon Property Group, LP
264,000 2.650%,  7/15/2030 234,974
134,000 6.250%,  1/15/2034 142,100
SLM Corporation
150,000 4.200%,  10/29/2025 148,659
Societe Generale SA
177,000 1.488%,  12/14/2026
a,b
170,816
103,000 10.000%,  11/14/2028
a,b,g
109,810
310,000 8.500%,  3/25/2034
a,b,g
309,293
Standard Chartered plc
206,000 2.608%,  1/12/2028
a,b
196,165
200,000 5.688%,  5/14/2028
a,b
202,560
Starwood Property Trust, Inc.,
Convertible
316,000 6.750%,  7/15/2027 328,240
State Street Corporation
137,000 6.700%,  3/15/2029
b,g
139,707
144,000 4.421%,  5/13/2033
b
137,070
Sumitomo Life Insurance Company
420,000 3.375%,  4/15/2081
a,b
369,898
Sumitomo Mitsui Financial Group,
Inc.
206,000 2.174%,  1/14/2027 195,774
200,000 5.716%,  9/14/2028 204,841
196,000 2.142%,  9/23/2030 165,961
200,000 5.766%,  1/13/2033 205,769
Summit Hotel Properties, Inc.,
Convertible
310,000 1.500%,  2/15/2026 299,460
Principal
Amount Long-Term Fixed Income  68.9% Value
Financials  8.1% - continued
Synchrony Financial
$ 104,000 5.935%,  8/2/2030
b
$ 104,955
125,000 7.250%,  2/2/2033 129,034
Synovus Bank
135,000 5.625%,  2/15/2028 135,241
Toronto-Dominion Bank
160,000 8.125%,  10/31/2082
b
166,771
209,000 5.523%,  7/17/2028 212,412
144,000 4.456%,  6/8/2032 136,446
112,000 5.146%,  9/10/2034
b
109,577
Truist Bank
134,000 2.250%,  3/11/2030 115,070
Truist Financial Corporation
282,000 6.047%,  6/8/2027
b
286,639
132,000 1.887%,  6/7/2029
b
119,091
490,000 5.100%,  3/1/2030
b,g
473,616
263,000 5.153%,  8/5/2032
b
259,924
201,000 5.711%,  1/24/2035
b
202,538
U.S. Bancorp
214,000 4.548%,  7/22/2028
b
212,249
70,000 5.836%,  6/12/2034
b
71,358
194,000 5.678%,  1/23/2035
b
195,638
UBS Group AG
400,000 4.875%,  2/12/2027
a,b,g
380,966
287,000 3.869%,  1/12/2029
a,b
276,357
200,000 5.699%,  2/8/2035
a,b
201,309
200,000 5.379%,  9/6/2045
a,b
190,487
UniCredit SPA
118,000 5.861%,  6/19/2032
a,b
118,170
United Wholesale Mortgage, LLC
325,000 5.500%,  4/15/2029
a
313,056
UnitedHealth Group, Inc.
408,000 5.375%,  4/15/2054 382,643
276,000 4.200%,  5/15/2032 260,072
USB Realty Corporation
194,000
6.065%,  (TSFR3M +
1.409%), 1/15/2027
a,b,g
155,101
Ventas Realty, LP, Convertible
198,000 3.750%,  6/1/2026 225,126
Vornado Realty, LP
90,000 3.400%,  6/1/2031 76,669
Wells Fargo & Company
430,000 3.900%,  3/15/2026
b,g
417,797
226,000 2.188%,  4/30/2026
b
223,954
145,000 3.526%,  3/24/2028
b
140,640
309,000 3.584%,  5/22/2028
b
299,434
214,000 4.808%,  7/25/2028
b
213,241
277,000 7.625%,  9/15/2028
b,d,g
293,931
308,000 4.478%,  4/4/2031
b
298,137
93,000 5.389%,  4/24/2034
b
91,965
187,000 5.557%,  7/25/2034
b
186,750
132,000 6.491%,  10/23/2034
b
140,313
552,000 5.499%,  1/23/2035
b
549,654
Welltower OP, LLC, Convertible
410,000 2.750%,  5/15/2028
a
554,935
Westpac Banking Corporation
196,000 4.110%,  7/24/2034
b
184,579
Willis North America, Inc.
136,000 5.900%,  3/5/2054 133,937
261,000 4.500%,  9/15/2028 256,306

Diversified Income Plus Fund
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  68.9% Value
Financials  8.1% - continued
XHR, LP
$ 243,000 4.875%,  6/1/2029
a
$ 229,246
51,000 6.625%,  5/15/2030
a
51,167
Zions Bancorp NA
250,000 6.816%,  11/19/2035
b
251,741
Total 79,070,894
Foreign Government  0.1%
NBN Company, Ltd.
235,000 2.625%,  5/5/2031
a
203,084
Saudi Arabian Oil Company
201,000 5.750%,  7/17/2054
a
187,973
Teine Energy, Ltd.
250,000 6.875%,  4/15/2029
a
242,756
Total 633,813
Mortgage-Backed Securities  21.0%
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
688,002 2.000%,  1/1/2052 543,447
7,631,007 2.500%,  5/1/2051 6,290,843
5,461,593 3.500%,  5/1/2052 4,852,230
4,207,003 4.000%,  5/1/2052 3,881,847
5,798,500 5.000%,  7/1/2053 5,629,105
8,331,378 5.500%,  7/1/2053 8,279,107
458,874 5.000%,  8/1/2053 446,448
1,720,756 5.500%,  9/1/2053 1,720,123
Federal Home Loan Mortgage
Corporation Gold 15-Yr. Pass
Through
3,730,193 2.500%,  7/1/2030 3,549,655
Federal National Mortgage
Association Conventional 20-Yr.
Pass Through
4,452,009 3.500%,  5/1/2040 4,120,011
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
9,669,173 3.000%,  1/1/2052 8,299,753
1,437,514 2.000%,  2/1/2051 1,136,623
936,895 2.000%,  2/1/2051 740,792
4,323,328 2.500%,  2/1/2051 3,569,989
5,854,194 2.500%,  2/1/2051 4,776,491
10,680,376 2.000%,  3/1/2051 8,377,721
5,684,169 4.000%,  3/1/2051 5,260,148
10,542,241 3.000%,  3/1/2052 8,981,693
8,587,336 2.000%,  4/1/2051 6,700,042
6,238,241 3.000%,  4/1/2051 5,347,174
6,458,419 3.000%,  5/1/2050 5,560,895
1,724,797 2.000%,  5/1/2051 1,355,993
3,685,442 3.000%,  5/1/2051 3,190,614
3,939,663 3.000%,  6/1/2050 3,434,014
1,664,470 4.000%,  6/1/2052 1,525,316
3,058,310 5.000%,  6/1/2053 2,973,300
8,610,346 2.500%,  7/1/2051 7,156,788
3,631,887 3.500%,  7/1/2051 3,259,474
4,657,189 4.000%,  7/1/2052 4,267,857
1,642,199 2.500%,  8/1/2050 1,363,084
7,221,719 3.500%,  8/1/2050 6,497,169
6,843,988 3.500%,  8/1/2052 6,066,044
3,879,909 4.500%,  8/1/2052 3,655,582
Principal
Amount Long-Term Fixed Income  68.9% Value
Mortgage-Backed Securities  21.0% -
continued
$ 596,216 5.000%,  8/1/2053 $ 579,634
2,026,871 3.500%,  9/1/2052 1,808,735
4,914,683 3.500%,  9/1/2052 4,384,726
498,462 5.000%,  9/1/2052 482,858
1,200,251 4.500%,  9/1/2053 1,136,856
4,335,863 4.500%,  9/1/2053 4,090,749
7,008,492 4.000%,  10/1/2052 6,433,926
1,678,225 2.000%,  11/1/2051 1,325,044
2,644,274 3.500%,  11/1/2052 2,362,795
6,978,382 2.000%,  12/1/2050 5,483,688
16,018,683 4.500%,  12/1/2052 15,184,665
650,000 5.500%,  1/1/2041
i
641,387
700,000 3.500%,  1/1/2049
i
619,092
500,000 4.000%,  1/1/2049
i
457,189
3,000,000 4.500%,  1/1/2049
i
2,821,417
550,000 5.000%,  1/1/2049
i
530,791
Federal National Mortgage
Association Conventional 40-Yr.
Pass Through
9,846,734 2.500%,  3/1/2062 7,838,704
3,281,670 3.500%,  7/1/2061 2,851,212
3,621,036 4.000%,  12/1/2061 3,286,936
Total 205,129,776
Technology  2.4%
Accenture Capital, Inc.
94,000 4.250%,  10/4/2031 90,327
223,000 4.500%,  10/4/2034 211,921
Advanced Micro Devices, Inc.
145,000 3.924%,  6/1/2032 134,583
Akamai Technologies, Inc.,
Convertible
313,000 0.125%,  5/1/2025 331,018
233,000 0.375%,  9/1/2027 233,594
276,000 1.125%,  2/15/2029 269,113
Analog Devices, Inc.
68,000 2.100%,  10/1/2031 56,963
Apple, Inc.
686,000 3.750%,  9/12/2047 539,942
Automatic Data Processing, Inc.
280,000 4.450%,  9/9/2034 266,565
Block, Inc.
424,000 6.500%,  5/15/2032
a
428,093
Block, Inc., Convertible
139,000 0.125%,  3/1/2025 137,749
387,000 0.250%,  11/1/2027 335,142
Boost Newco Borrower, LLC
303,000 7.500%,  1/15/2031
a
317,653
Broadcom, Inc.
146,000 4.000%,  4/15/2029
a
140,460
130,000 4.800%,  10/15/2034 125,448
Cadence Design Systems, Inc.
112,000 4.700%,  9/10/2034 107,378
Cisco Systems, Inc.
272,000 5.350%,  2/26/2064 260,730
Clarivate Science Holdings
Corporation
131,000 3.875%,  7/1/2028
a
122,033
Cloud Software Group, Inc.
646,000 6.500%,  3/31/2029
a
634,077

Diversified Income Plus Fund
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  68.9% Value
Technology  2.4% - continued
Consensus Cloud Solutions, Inc.
$ 62,000 6.000%,  10/15/2026
a
$ 61,177
CoreLogic, Inc.
74,000 4.500%,  5/1/2028
a
68,858
CSG Systems International, Inc.,
Convertible
321,000 3.875%,  9/15/2028 323,247
Dayforce, Inc., Convertible
673,000 0.250%,  3/15/2026 646,753
Dell International, LLC/EMC
Corporation
100,000 5.300%,  10/1/2029 100,960
Dell, Inc.
182,000 6.500%,  4/15/2038 190,382
Diebold Nixdorf, Inc.
77,000 7.750%,  3/31/2030
a
79,045
Euronet Worldwide, Inc.,
Convertible
219,000 0.750%,  3/15/2049 216,482
Fiserv, Inc.
266,000 5.350%,  3/15/2031 270,389
65,000 5.600%,  3/2/2033 65,833
266,000 5.450%,  3/15/2034 266,162
213,000 5.150%,  8/12/2034 208,129
Gen Digital, Inc.
10,000 6.750%,  9/30/2027
a
10,150
149,000 7.125%,  9/30/2030
a,d
152,799
Global Payments, Inc.
165,000 5.950%,  8/15/2052
d
159,948
82,000 2.650%,  2/15/2025 81,743
208,000 4.950%,  8/15/2027 208,282
131,000 3.200%,  8/15/2029 119,993
Global Payments, Inc., Convertible
442,000 1.500%,  3/1/2031
a
432,718
Hewlett Packard Enterprise
Company
187,000 4.850%,  10/15/2031 182,377
IBM International Capital Private,
Ltd.
213,000 5.300%,  2/5/2054 196,232
II-VI, Inc.
128,000 5.000%,  12/15/2029
a
122,149
InterDigital, Inc., Convertible
319,000 3.500%,  6/1/2027 801,446
Iron Mountain, Inc.
339,000 4.875%,  9/15/2027
a
330,535
150,000 4.875%,  9/15/2029
a
142,557
380,000 4.500%,  2/15/2031
a
347,400
Jabil, Inc.
133,000 5.450%,  2/1/2029 134,086
Marvell Technology, Inc.
132,000 2.950%,  4/15/2031 115,787
Mastercard, Inc.
146,000 2.000%,  11/18/2031 121,289
136,000 4.875%,  5/9/2034 133,893
Microchip Technology, Inc.
84,000 5.050%,  3/15/2029 83,828
Microchip Technology, Inc.,
Convertible
289,000 0.750%,  6/1/2030
a
265,736
Principal
Amount Long-Term Fixed Income  68.9% Value
Technology  2.4% - continued
MKS Instruments, Inc., Convertible
$ 812,000 1.250%,  6/1/2030
a
$ 786,016
Moody's Corporation
140,000 4.250%,  8/8/2032 132,845
NCR Atleos Corporation
99,000 9.500%,  4/1/2029
a
107,247
NCR Voyix Corporation
177,000 5.000%,  10/1/2028
a
170,246
132,000 5.125%,  4/15/2029
a
126,291
Neptune Bidco US, Inc.
388,000 9.290%,  4/15/2029
a
360,888
NXP BV/NXP Funding, LLC/NXP
USA, Inc.
72,000 2.700%,  5/1/2025 71,503
131,000 4.300%,  6/18/2029
d
127,159
ON Semiconductor Corporation,
Convertible
338,000 Zero Coupon,  5/1/2027 442,442
288,000 0.500%,  3/1/2029 271,152
Open Text Corporation
226,000 3.875%,  12/1/2029
a
204,430
Open Text Holdings, Inc.
240,000 4.125%,  2/15/2030
a
217,650
Oracle Corporation
255,000 5.375%,  9/27/2054 235,039
482,000 6.900%,  11/9/2052 539,709
140,000 6.150%,  11/9/2029 146,843
327,000 2.950%,  4/1/2030 295,187
219,000 6.250%,  11/9/2032 232,090
PayPal Holdings, Inc.
272,000 5.500%,  6/1/2054 265,636
Pitney Bowes, Inc.
62,000 6.875%,  3/15/2027
a
61,700
Progress Software Corporation,
Convertible
119,000 1.000%,  4/15/2026 142,745
84,000 3.500%,  3/1/2030
a
98,711
RingCentral, Inc.
261,000 8.500%,  8/15/2030
a
276,142
Rocket Software, Inc.
148,000 9.000%,  11/28/2028
a
153,266
S&P Global, Inc.
144,000 2.900%,  3/1/2032 125,644
Salesforce.com, Inc.
374,000 1.950%,  7/15/2031 313,890
Seagate HDD Cayman
221,480 9.625%,  12/1/2032 249,573
Semtech Corporation, Convertible
235,000 1.625%,  11/1/2027 414,893
Sensata Technologies, Inc.
69,000 3.750%,  2/15/2031
a
60,322
Shift4 Payments, LLC/Shift4
Payments Finance Sub, Inc.
140,000 4.625%,  11/1/2026
a
138,250
SK Hynix, Inc.
200,000 5.500%,  1/16/2027
a
201,585
SS&C Technologies, Inc.
249,000 5.500%,  9/30/2027
a
246,612
51,000 6.500%,  6/1/2032
a
51,445
Synaptics, Inc., Convertible
320,000 0.750%,  12/1/2031
a
321,714

Diversified Income Plus Fund
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  68.9% Value
Technology  2.4% - continued
Texas Instruments, Inc.
$ 136,000 5.150%,  2/8/2054 $ 127,312
UKG, Inc.
132,000 6.875%,  2/1/2031
a
133,918
Verint Systems, Inc., Convertible
177,000 0.250%,  4/15/2026 165,938
Verisk Analytics, Inc.
383,000 5.250%,  6/5/2034 378,308
Viavi Solutions, Inc.
306,000 3.750%,  10/1/2029
a
275,932
Viavi Solutions, Inc., Convertible
238,000 1.625%,  3/15/2026 242,760
Vishay Intertechnology, Inc.,
Convertible
503,000 2.250%,  9/15/2030 448,928
VMware, LLC
262,000 1.400%,  8/15/2026 248,196
370,000 4.700%,  5/15/2030 361,998
192,000 2.200%,  8/15/2031 159,273
Western Digital Corporation,
Convertible
566,000 3.000%,  11/15/2028 749,950
Xerox Holdings Corporation
30,000 5.000%,  8/15/2025
a
29,847
466,000 5.500%,  8/15/2028
a
399,723
Xerox Holdings Corporation,
Convertible
377,000 3.750%,  3/15/2030
a,d
283,127
Xilinx, Inc.
90,000 2.375%,  6/1/2030 79,323
Ziff Davis, Inc., Convertible
33,000 1.750%,  11/1/2026 30,836
185,000 3.625%,  3/1/2028
a
180,729
Total 23,268,117
Transportation  0.5%
Air Canada
309,000 3.875%,  8/15/2026
a
300,227
Air Transport Services Group, Inc.,
Convertible
246,000 3.875%,  8/15/2029 243,343
American Airlines, Inc./
AAdvantage Loyalty IP, Ltd.
349,000 5.500%,  4/20/2026
a
347,872
119,560 5.750%,  4/20/2029
a
118,566
Avis Budget Car Rental, LLC/Avis
Budget Finance, Inc.
156,000 5.375%,  3/1/2029
a,d
145,915
Burlington Northern Santa Fe, LLC
136,000 5.500%,  3/15/2055 133,597
Canadian Pacific Railway
Company
267,000 1.750%,  12/2/2026 252,836
DCLI Bidco, LLC
93,000 7.750%,  11/15/2029
a
95,082
Delta Air Lines, Inc.
288,000 4.375%,  4/19/2028 280,848
Delta Air Lines, Inc./SkyMiles IP,
Ltd.
99,212 4.500%,  10/20/2025
a
98,588
Principal
Amount Long-Term Fixed Income  68.9% Value
Transportation  0.5% - continued
ERAC USA Finance, LLC
$ 277,000 5.200%,  10/30/2034
a
$ 273,652
JetBlue Airways Corporation/
JetBlue Loyalty, LP
58,000 9.875%,  9/20/2031
a
61,618
Mileage Plus Holdings, LLC
199,000 6.500%,  6/20/2027
a
200,254
Norfolk Southern Corporation
195,000 4.450%,  3/1/2033 186,047
OneSky Flight, LLC
80,000 8.875%,  12/15/2029
a
80,056
Penske Truck Leasing Company,
LP/PTL Finance Corporation
148,000 1.200%,  11/15/2025
a
143,300
137,000 5.750%,  5/24/2026
a
138,397
128,000 1.700%,  6/15/2026
a
122,197
Rand Parent, LLC
256,000 8.500%,  2/15/2030
a,d
257,404
RXO, Inc.
170,000 7.500%,  11/15/2027
a
174,618
Ryder System, Inc.
161,000 2.850%,  3/1/2027 154,516
Southwest Airlines Company
133,000 5.125%,  6/15/2027 133,593
Southwest Airlines Company,
Convertible
419,000 1.250%,  5/1/2025 430,104
Stena International SA
198,000 7.250%,  1/15/2031
a
202,030
United Airlines, Inc.
324,000 4.375%,  4/15/2026
a
318,576
VistaJet Malta Finance plc/Vista
Management Holding, Inc.
81,000 7.875%,  5/1/2027
a
78,842
136,000 6.375%,  2/1/2030
a,d
118,840
Total 5,090,918
U.S. Government & Agencies  7.9%
Federal National Mortgage
Association - REMIC
1,500,000
5.000%,  1/25/2055, Ser.
2024-103, Class YD 1,400,525
U.S. Treasury Bonds
8,800,000 3.625%,  5/15/2053 7,153,539
7,900,000 4.750%,  11/15/2053 7,815,424
U.S. Treasury Notes
4,000,000 5.000%,  10/31/2025 4,023,085
15,300,000 4.250%,  12/31/2025 15,303,882
29,100,000 4.375%,  7/31/2026 29,148,013
11,400,000 4.125%,  7/31/2028 11,321,324
581,000 3.375%,  5/15/2033 533,926
Total 76,699,718
Utilities  2.5%
AEP Texas, Inc.
138,000 4.700%,  5/15/2032 132,034
AES Corporation
165,000 7.600%,  1/15/2055
b
169,474
254,000 3.950%,  7/15/2030
a
234,138

Diversified Income Plus Fund
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  68.9% Value
Utilities  2.5% - continued
Algonquin Power & Utilities
Corporation
$ 451,000 4.750%,  1/18/2082
b
$ 423,451
Alliant Energy Corporation,
Convertible
165,000 3.875%,  3/15/2026 169,290
Ameren Corporation
161,000 1.750%,  3/15/2028 145,657
American Electric Power
Company, Inc.
248,000 6.950%,  12/15/2054
b
255,880
131,000 2.300%,  3/1/2030 113,978
66,000 5.625%,  3/1/2033 66,674
American Water Capital
Corporation
201,000 5.450%,  3/1/2054 192,207
American Water Capital
Corporation, Convertible
254,000 3.625%,  6/15/2026 250,698
Arizona Public Service Company
138,000 5.550%,  8/1/2033 138,008
Atmos Energy Corporation
129,000 5.000%,  12/15/2054 116,194
Calpine Corporation
298,000 4.500%,  2/15/2028
a
285,816
CenterPoint Energy, Inc.
144,000 7.000%,  2/15/2055
b
148,122
83,000 6.700%,  5/15/2055
b
82,541
198,000 1.450%,  6/1/2026 189,117
197,000 2.650%,  6/1/2031 169,261
CenterPoint Energy, Inc.,
Convertible
267,000 4.250%,  8/15/2026 272,740
CMS Energy Corporation,
Convertible
209,000 3.375%,  5/1/2028 216,419
Consolidated Edison Company of
New York, Inc.
408,000 5.700%,  5/15/2054 405,842
Constellation Energy Generation,
LLC
204,000 5.750%,  3/15/2054 198,341
133,000 5.800%,  3/1/2033 135,900
Dominion Energy, Inc.
217,000 6.875%,  2/1/2055
b
225,496
217,000 7.000%,  6/1/2054
b
229,149
240,000 4.350%,  1/15/2027
b,g
232,387
161,000 3.375%,  4/1/2030 148,092
DTE Energy Company
140,000 4.875%,  6/1/2028 139,510
Duke Energy Carolinas, LLC
420,000 5.400%,  1/15/2054 402,281
Duke Energy Corporation
240,000 3.250%,  1/15/2082
b
223,090
187,000 5.800%,  6/15/2054 182,156
157,000 6.450%,  9/1/2054
b
158,907
343,000 2.450%,  6/1/2030 300,645
139,000 4.500%,  8/15/2032
d
132,415
125,000 5.750%,  9/15/2033 128,156
Duke Energy Corporation,
Convertible
407,000 4.125%,  4/15/2026 417,175
Principal
Amount Long-Term Fixed Income  68.9% Value
Utilities  2.5% - continued
Duke Energy Ohio, Inc.
$ 136,000 5.550%,  3/15/2054 $ 131,491
Edison International
137,000 7.875%,  6/15/2054
b
141,501
185,000 4.950%,  4/15/2025 184,847
220,000 5.000%,  12/15/2026
b,g
214,440
259,000 5.450%,  6/15/2029 261,341
Enel Finance International NV
260,000 1.625%,  7/12/2026
a
247,851
226,000 5.125%,  6/26/2029
a
225,713
Entergy Corporation
130,000 1.900%,  6/15/2028 117,420
Evergy, Inc., Convertible
353,000 4.500%,  12/15/2027 383,181
Eversource Energy
293,000 4.600%,  7/1/2027 290,979
Exelon Corporation
540,000 5.600%,  3/15/2053 519,578
130,000 4.050%,  4/15/2030 123,886
Fells Point Funding Trust
266,000 3.046%,  1/31/2027
a
255,765
FirstEnergy Corporation,
Convertible
369,000 4.000%,  5/1/2026 370,291
Georgia Power Company
82,000 4.950%,  5/17/2033 80,302
ITC Holdings Corporation
140,000 4.950%,  9/22/2027
a
140,202
Jersey Central Power & Light
Company
280,000 2.750%,  3/1/2032
a
237,803
Lightning Power, LLC
182,000 7.250%,  8/15/2032
a
187,120
MidAmerican Energy Company
553,000 5.300%,  2/1/2055 522,385
National Rural Utilities Cooperative
Finance Corporation
137,000 4.850%,  2/7/2029 137,071
NextEra Energy Capital Holdings,
Inc.
210,000 3.800%,  3/15/2082
b
199,781
331,000 6.750%,  6/15/2054
b
339,104
131,000 6.051%,  3/1/2025 131,232
130,000 2.250%,  6/1/2030 112,398
NextEra Energy Capital Holdings,
Inc., Convertible
191,000 3.000%,  3/1/2027
a
221,178
NextEra Energy Operating
Partners, LP
331,000 3.875%,  10/15/2026
a
316,491
NextEra Energy Partners, LP,
Convertible
556,000 Zero Coupon,  11/15/2025
a
522,640
104,000 2.500%,  6/15/2026
a
97,766
NiSource, Inc.
81,000 6.375%,  3/31/2055
b
80,632
160,000 6.950%,  11/30/2054
b
162,897
130,000 2.950%,  9/1/2029 118,993
Northern States Power Company/
MN
136,000 5.400%,  3/15/2054 131,092

Diversified Income Plus Fund
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  68.9% Value
Utilities  2.5% - continued
NRG Energy, Inc.
$ 167,000 2.000%,  12/2/2025
a
$ 162,158
189,000 10.250%,  3/15/2028
a,b,g
208,662
120,000 3.375%,  2/15/2029
a
108,873
185,000 5.250%,  6/15/2029
a
179,678
83,000 6.000%,  2/1/2033
a
80,612
83,000 6.250%,  11/1/2034
a
81,410
NRG Energy, Inc., Convertible
171,000 2.750%,  6/1/2048
d
375,174
Oncor Electric Delivery Company,
LLC
178,000 5.550%,  6/15/2054
a
173,405
Pacific Gas and Electric Company
136,000 6.750%,  1/15/2053 148,176
266,000 5.550%,  5/15/2029 270,338
270,000 6.950%,  3/15/2034 295,710
PG&E Corporation
193,000 7.375%,  3/15/2055
b
198,063
157,000 5.000%,  7/1/2028 153,380
PG&E Corporation, Convertible
779,000 4.250%,  12/1/2027
a
844,826
Pinnacle West Capital Corporation,
Convertible
141,000 4.750%,  6/15/2027
a
147,768
PPL Capital Funding, Inc.
197,000 5.250%,  9/1/2034 193,885
PPL Capital Funding, Inc.,
Convertible
247,000 2.875%,  3/15/2028 257,621
Public Service Enterprise Group,
Inc.
130,000 5.875%,  10/15/2028 134,083
131,000 1.600%,  8/15/2030 109,094
San Diego Gas & Electric
Company
136,000 5.550%,  4/15/2054 131,807
Sempra
162,000 6.550%,  4/1/2055
b
160,728
162,000 6.625%,  4/1/2055
b
161,759
160,000 6.400%,  10/1/2054
b
158,644
162,000 6.875%,  10/1/2054
b
163,809
162,000 4.875%,  10/15/2025
b,g
159,892
Southern California Edison
Company
272,000 5.450%,  6/1/2031 276,382
71,000 5.950%,  11/1/2032 74,048
Southern Company
170,000 5.700%,  10/15/2032 174,623
300,000 4.850%,  3/15/2035 286,209
149,000 4.000%,  1/15/2051
b
146,012
432,000 3.750%,  9/15/2051
b
413,691
Southern Company, Convertible
472,000 3.875%,  12/15/2025 495,836
245,000 4.500%,  6/15/2027
a
254,923
TerraForm Power Operating, LLC
480,000 5.000%,  1/31/2028
a
462,455
TXNM Energy, Inc., Convertible
370,000 5.750%,  6/1/2054
a
428,345
Virginia Electric and Power
Company
184,000 5.350%,  1/15/2054 173,039
Principal
Amount Long-Term Fixed Income  68.9% Value
Utilities  2.5% - continued
Vistra Corporation
$ 118,000 8.000%,  10/15/2026
a,b,g
$ 120,426
295,000 7.000%,  12/15/2026
a,b,g
296,682
Vistra Operations Company, LLC
644,000 5.000%,  7/31/2027
a
631,889
WEC Energy Group, Inc.,
Convertible
214,000 4.375%,  6/1/2027
a
227,803
200,000 4.375%,  6/1/2029
a
215,300
Xcel Energy, Inc.
157,000 4.000%,  6/15/2028 151,918
213,000 4.600%,  6/1/2032 202,705
Total 24,730,453
Total Long-Term Fixed Income
(cost $691,647,455) 672,474,965
Shares Common Stock 14.8% Value
Communications Services  0.9%
3,197 Alphabet, Inc., Class A 605,192
14,698 Alphabet, Inc., Class C 2,799,087
4,236 Cogent Communications Holdings 326,469
12,545 Comcast Corporation 470,814
51 Electronic Arts, Inc. 7,461
302 Liberty Media Corporation-Liberty
Formula One Group
j
27,983
5,404 Meta Platforms, Inc. 3,164,096
533 Netflix, Inc.
j
475,074
42 Tripadvisor, Inc.
j
620
21,131 Verizon Communications, Inc. 845,029
21,542 Warner Brothers Discovery, Inc.
j
227,699
Total 8,949,524
Consumer Discretionary  1.7%
4,832 Advance Auto Parts, Inc. 228,505
15,436 Amazon.com, Inc.
j
3,386,504
3,779 Aptiv plc
j
228,554
2,948 Best Buy Company, Inc. 252,938
82 Booking Holdings, Inc. 407,410
1,250 Boot Barn Holdings, Inc.
j
189,775
3,185 Brunswick Corporation 206,006
6,979 Champion Homes, Inc.
j
614,850
5,156 Chipotle Mexican Grill, Inc.
j
310,907
4,930 Columbia Sportswear Company 413,775
6,905 Cooper-Standard Holdings, Inc.
j
93,632
2,001 Crocs, Inc.
j
219,170
1,582 D.R. Horton, Inc. 221,195
1,512 Deckers Outdoor Corporation
j
307,072
1,290 DoorDash, Inc.
j
216,398
4,265 eBay, Inc. 264,217
1,556 Expedia Group, Inc.
j
289,930
2,561 Garmin, Ltd. 528,232
1,041 Grand Canyon Education, Inc.
j
170,516
373 Group 1 Automotive, Inc. 157,212
1,196 Hilton Worldwide Holdings, Inc. 295,603
1,766 Home Depot, Inc. 686,956
2,118 Lowe's Companies, Inc. 522,722
1,314 Lululemon Athletica, Inc.
j
502,487
1,281 McDonald's Corporation 371,349
3,139 NIKE, Inc. 237,528
88 NVR, Inc.
j
719,743
362 O'Reilly Automotive, Inc.
j
429,260
2,935 PUMA SE 134,954

Diversified Income Plus Fund
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  14.8% Value
Consumer Discretionary  1.7% - continued
82 Ross Stores, Inc. $ 12,404
3,803 SharkNinja, Inc.
j
370,260
16,034 Sony Group Corporation ADR 339,279
5,005 Stoneridge, Inc.
j
31,381
4,390 Tesla, Inc.
j
1,772,858
1,340 Texas Roadhouse, Inc. 241,776
5,682 Wyndham Hotels & Resorts, Inc. 572,689
7,949 Yum China Holding, Inc. 382,903
Total 16,330,950
Consumer Staples  0.7%
4,848 Altria Group, Inc. 253,502
3,960 BJ's Wholesale Club Holdings,
Inc.
j
353,826
781 Casey's General Stores, Inc. 309,456
526 Colgate-Palmolive Company 47,819
151 Costco Wholesale Corporation 138,357
41,572 Coty, Inc.
j
289,341
1,289 e.l.f. Beauty, Inc.
j
161,834
1,420 J & J Snack Foods Corporation 220,285
2,444 J.M. Smucker Company 269,133
4,030 John B. Sanfilippo & Son, Inc. 351,053
20,073 Kenvue, Inc. 428,558
469 Keurig Dr Pepper, Inc. 15,064
4,288 Lamb Weston Holdings, Inc. 286,567
1,335 Lancaster Colony Corporation 231,142
9,619 Philip Morris International, Inc. 1,157,647
2,941 Procter & Gamble Company 493,059
8,591 Sysco Corporation 656,868
2,684 Turning Point Brands, Inc. 161,308
4,919 Tyson Foods, Inc. 282,547
4,949 Walmart, Inc. 447,142
Total 6,554,508
Energy  0.6%
908 Archrock, Inc. 22,600
4,132 Baker Hughes Company 169,495
6,922 ConocoPhillips 686,455
21,796 Devon Energy Corporation 713,383
18,977 Enterprise Products Partners, LP 595,119
3,019 EOG Resources, Inc. 370,069
10,815 Expand Energy Corporation 1,076,633
11,098 Exxon Mobil Corporation 1,193,812
8,743 Halliburton Company 237,722
365 Hess Midstream, LP 13,516
815 Kinder Morgan, Inc. 22,331
1,924 Marathon Petroleum Corporation 268,398
3,885 Matador Resources Company 218,570
6,191 Noble Corporation plc 194,397
1,804 Schlumberger NV 69,165
3,535 Shell plc ADR 221,468
5,873 TechnipFMC plc 169,965
1,618 Williams Companies, Inc. 87,566
Total 6,330,664
Financials  2.3%
91 1st Source Corporation 5,313
1,955 Allstate Corporation 376,904
15,107 Ally Financial, Inc. 544,003
706 Amalgamated Financial
Corporation 23,630
788 American Express Company 233,871
4,898 American International Group, Inc. 356,574
1,192 Ameriprise Financial, Inc. 634,657
Shares Common Stock  14.8% Value
Financials  2.3% - continued
5,129 Arch Capital Group, Ltd. $ 473,663
1,317 Associated Banc-Corp 31,476
27,716 Bank of America Corporation 1,218,118
105 Bank of Marin Bancorp 2,496
4,937 Bank of N.T. Butterfield & Son, Ltd. 180,447
5,114 Bank of New York Mellon
Corporation 392,909
678 Bank OZK 30,191
1,378 Berkshire Hathaway, Inc.
j
624,620
252 Block, Inc.
j
21,417
11,489 Bridgewater Bancshares, Inc.
j
155,216
766 Brown & Brown, Inc. 78,147
2,734 Capital One Financial Corporation 487,527
819 Cboe Global Markets, Inc. 160,033
8,045 Charles Schwab Corporation 595,410
1,872 Chubb, Ltd. 517,234
837 Citigroup, Inc. 58,916
644 Community Trust Bancorp, Inc. 34,151
2,922 Discover Financial Services 506,178
1,150 Ellington Credit Company 7,613
299 Enact Holdings, Inc. 9,682
63 Enterprise Financial Services
Corporation 3,553
15,063 F.N.B. Corporation 222,631
184 FactSet Research Systems, Inc. 88,372
1,502 Federal Agricultural Mortgage
Corporation 295,819
208 Financial Institutions, Inc. 5,676
1,310 First Bancorp/Puerto Rico 24,353
305 First Busey Corporation 7,189
186 First Citizens BancShares, Inc./NC 393,022
146 First Mid-Illinois Bancshares, Inc. 5,376
894 Fiserv, Inc.
j
183,646
1,906 Fulton Financial Corporation 36,748
5,712 Glacier Bancorp, Inc. 286,857
506 Great Southern Bancorp, Inc. 30,208
1,047 Hanmi Financial Corporation 24,730
536 Hometrust Bancshares, Inc. 18,053
1,840 Houlihan Lokey, Inc. 319,534
187 Independent Bank Corporation/MI 6,513
6,756 Intercontinental Exchange, Inc. 1,006,712
6,347 J.P. Morgan Chase & Company 1,521,439
24,315 KeyCorp 416,759
2,057 Kinsale Capital Group, Inc. 956,772
41 Loews Corporation 3,472
855 Marsh & McLennan Companies,
Inc. 181,611
913 Mastercard, Inc. 480,758
5,538 MetLife, Inc. 453,451
1,085 MidWestOne Financial Group, Inc. 31,595
460 MSCI, Inc. 276,005
8,515 Nasdaq, Inc. 658,295
4,045 Northern Trust Corporation 414,613
1,946 OceanFirst Financial Corporation 35,223
909 OFG Bancorp 38,469
590 Old Second Bancorp, Inc. 10,490
3,095 PayPal Holdings, Inc.
j
264,158
86 PNC Financial Services Group,
Inc. 16,585
436 Popular, Inc. 41,010
1,605 Progressive Corporation 384,574
3,243 Prosperity Bancshares, Inc. 244,360
9,359 Radian Group, Inc. 296,868
2,536 RLI Corporation 418,009
443 S&P Global, Inc. 220,627

Diversified Income Plus Fund
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  14.8% Value
Financials  2.3% - continued
608 SEI Investments Company $ 50,148
3,070 Tradeweb Markets, Inc. 401,924
3,365 Triumph Financial, Inc.
j
305,811
1,392 Truist Financial Corporation 60,385
16 TrustCo Bank Corporation NY 533
313 Trustmark Corporation 11,071
377 U.S. Bancorp 18,032
2,739 Visa, Inc. 865,634
20,193 Wells Fargo & Company 1,418,356
7,676 Western Alliance Bancorp 641,253
7,585 Zions Bancorp NA 411,486
Total 22,269,164
Health Care  1.6%
3,466 Abbott Laboratories 392,039
153 AbbVie, Inc. 27,188
3,664 Agilent Technologies, Inc. 492,222
960 Align Technology, Inc.
j
200,170
1,358 Amgen, Inc. 353,949
11,236 Avantor, Inc.
j
236,743
4,866 Boston Scientific Corporation
j
434,631
383 Chemed Corporation 202,913
1,283 Cigna Group 354,288
3,762 Danaher Corporation 863,567
3,915 Edwards Lifesciences Corporation
j
289,828
1,466 Elevance Health, Inc. 540,807
1,591 Eli Lilly & Company 1,228,252
2,243 Encompass Health Corporation 207,141
5,656 Gilead Sciences, Inc. 522,445
4,131 Haemonetics Corporation
j
322,549
1,209 Humana, Inc. 306,735
751 IDEXX Laboratories, Inc.
j
310,494
670 Intuitive Surgical, Inc.
j
349,713
6,137 Johnson & Johnson 887,533
1,626 Labcorp Holdings, Inc. 372,874
480 Medpace Holdings, Inc.
j
159,470
7,389 Medtronic plc 590,233
6,255 Merck & Company, Inc. 622,247
205 Mettler-Toledo International, Inc.
j
250,854
2,549 Neurocrine Biosciences, Inc.
j
347,939
1,087 Penumbra, Inc.
j
258,141
274 Regeneron Pharmaceuticals, Inc.
j
195,178
1,597 Repligen Corporation
j
229,872
9,175 Sanofi SA ADR 442,510
1,950 Sarepta Therapeutics, Inc.
j
237,101
8,636 Stevanato Group SPA 188,178
818 Stryker Corporation 294,521
707 Thermo Fisher Scientific, Inc. 367,803
4,712 Twist Bioscience Corporation
j
218,967
686 United Therapeutics Corporation
j
242,048
739 UnitedHealth Group, Inc. 373,831
876 Vertex Pharmaceuticals, Inc.
j
352,765
14,420 Viemed Healthcare, Inc.
j
115,648
670 Waters Corporation
j
248,557
4,321 Zimmer Biomet Holdings, Inc. 456,427
1,629 Zoetis, Inc. 265,413
Total 15,353,784
Industrials  2.1%
745 AECOM 79,581
8,089 Air Lease Corporation 389,971
7,962 Amentum Holdings, Inc.
j
167,441
1,833 AMETEK, Inc. 330,416
351 Armstrong World Industries, Inc. 49,607
Shares Common Stock  14.8% Value
Industrials  2.1% - continued
1,419 Automatic Data Processing, Inc. $ 415,384
790 Axon Enterprise, Inc.
j
469,513
12,487 Badger Infrastructure Solutions,
Ltd. 311,686
6,883 Barrett Business Services, Inc. 298,997
272 Brady Corporation 20,087
1,780 BWX Technologies, Inc. 198,274
1,407 Caterpillar, Inc. 510,403
38,417 CNH Industrial NV 435,265
25,654 CSX Corporation 827,854
4,590 Dayforce, Inc.
j
333,418
8,808 Delta Air Lines, Inc. 532,884
6,037 ExlService Holdings, Inc.
j
267,922
2,471 Expeditors International of
Washington, Inc. 273,713
13,612 Fastenal Company 978,839
1,947 Ferguson Enterprises, Inc. 337,941
7,859 Flowserve Corporation 452,050
1,976 Fluor Corporation
j
97,456
1,694 General Dynamics Corporation 446,352
251 Graco, Inc. 21,157
6,178 Helios Technologies, Inc. 275,786
3,184 Hexcel Corporation 199,637
2,683 Honeywell International, Inc. 606,063
4,429 Howmet Aerospace, Inc. 484,400
350 IES Holdings, Inc.
j
70,336
2,193 Ingersoll Rand, Inc. 198,379
2,711 Jacobs Solutions, Inc. 362,244
3,237 JB Hunt Transport Services, Inc. 552,426
5,377 Knight-Swift Transportation
Holdings, Inc. 285,196
3,080 Korn Ferry 207,746
1,968 L3Harris Technologies, Inc. 413,831
1,116 Landstar System, Inc. 191,796
1,620 Leidos Holdings, Inc. 233,377
1,461 Lincoln Electric Holdings, Inc. 273,894
2,129 Masco Corporation 154,501
14,729 Masterbrand, Inc.
j
215,191
2,147 Miller Industries, Inc. 140,328
1,307 Moog, Inc. 257,270
461 Northrop Grumman Corporation 216,343
3,352 Old Dominion Freight Line, Inc. 591,293
732 Owens Corning, Inc. 124,674
325 Parker-Hannifin Corporation 206,710
1,631 Quanta Services, Inc. 515,477
4,214 Robert Half, Inc. 296,918
1,685 Rockwell Automation, Inc. 481,556
8,905 Schneider National, Inc. 260,738
7,365 Southwest Airlines Company 247,611
8,795 Timken Company 627,699
1,292 Trane Technologies plc 477,200
6,270 Uber Technologies, Inc.
j
378,206
1,978 UFP Industries, Inc. 222,822
190 Union Pacific Corporation 43,328
4,877 United Airlines Holdings, Inc.
j
473,557
3,241 United Parcel Service, Inc. 408,690
1,041 United Rentals, Inc. 733,322
1,272 Verisk Analytics, Inc. 350,347
329 Waste Management, Inc. 66,389
4,566 WNS Holdings, Ltd.
j
216,383
Total 20,307,875
Information Technology  3.4%
639 Adobe, Inc.
j
284,151
2,374 Advanced Micro Devices, Inc.
j
286,755

Diversified Income Plus Fund
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  14.8% Value
Information Technology  3.4% - continued
8,346 Amphenol Corporation $ 579,630
20,698 Apple, Inc. 5,183,193
3,143 Applied Materials, Inc. 511,146
2,529 Arista Networks, Inc.
j
279,530
1,829 ASGN, Inc.
j
152,429
2,260 Autodesk, Inc.
j
667,988
7,019 Broadcom, Inc. 1,627,285
1,426 CDW Corporation 248,181
9,233 Ciena Corporation
j
783,051
20,864 Cisco Systems, Inc. 1,235,149
10,054 Cohu, Inc.
j
268,442
2,467 Datadog, Inc.
j
352,510
8,032 DocuSign, Inc.
j
722,398
1,214 Fabrinet
j
266,934
2,479 Fortinet, Inc.
j
234,216
548 Guidewire Software, Inc.
j
92,382
4,246 International Business Machines
Corporation 933,398
5,904 JFrog, Ltd.
j
173,637
885 Littelfuse, Inc. 208,550
12,259 Microsoft Corporation 5,167,168
1,015 MongoDB, Inc.
j
236,302
761 Motorola Solutions, Inc. 351,757
516 NetApp, Inc. 59,897
37,820 NVIDIA Corporation 5,078,848
3,298 ON Semiconductor Corporation
j
207,939
834 Onto Innovation, Inc.
j
139,003
2,373 Oracle Corporation 395,437
2,326 Pegasystems, Inc. 216,783
1,067 Plexus Corporation
j
166,964
3,541 Qorvo, Inc.
j
247,622
6,276 QUALCOMM, Inc. 964,119
54 RingCentral, Inc.
j
1,891
2,744 Salesforce, Inc. 917,402
13,429 Samsung Electronics Company,
Ltd. 479,238
985 ServiceNow, Inc.
j
1,044,218
2,451 Taiwan Semiconductor
Manufacturing Company, Ltd.
ADR 484,048
3,610 TD SYNNEX Corporation 423,381
11,070 Trimble, Inc.
j
782,206
18,839 TTM Technologies, Inc.
j
466,265
833 Universal Display Corporation 121,785
8,314 Varonis Systems, Inc.
j
369,391
648 VeriSign, Inc.
j
134,110
Total 33,546,729
Materials  0.5%
2,425 Albemarle Corporation
d
208,744
3,718 Ball Corporation 204,973
2,081 Celanese Corporation 144,026
5,749 CF Industries Holdings, Inc. 490,505
4,908 Corteva, Inc. 279,560
1,376 DuPont de Nemours, Inc. 104,920
12 Eagle Materials, Inc. 2,961
3,696 Eastman Chemical Company 337,519
2,437 Ecolab, Inc. 571,038
2,716 Greif, Inc. 166,002
4,549 Ingevity Corporation
j
185,372
15,820 Ivanhoe Mines, Ltd.
j
187,755
1,021 Linde plc 427,462
3,746 Nucor Corporation 437,196
5,507 Olin Corporation 186,136
5,010 Steel Dynamics, Inc. 571,491
Shares Common Stock  14.8% Value
Materials  0.5% - continued
25,034 Tronox Holdings plc $ 252,092
386 United States Lime & Minerals, Inc. 51,237
3,119 United States Steel Corporation 106,015
3,495 West Fraser Timber Company, Ltd. 302,492
Total 5,217,496
Real Estate  0.4%
3,513 Agree Realty Corporation 247,491
1,924 Alexandria Real Estate Equities,
Inc. 187,686
872 AvalonBay Communities, Inc. 191,814
1,381 Broadstone Net Lease, Inc. 21,903
2,275 CBRE Group, Inc.
j
298,685
4,359 Crown Castle, Inc. 395,623
19,881 Cushman and Wakefield plc
j
260,043
528 EastGroup Properties, Inc. 84,739
162 Equinix, Inc. 152,748
12,569 Essential Properties Realty Trust,
Inc. 393,158
1,456 Extra Space Storage, Inc. 217,818
19,637 Healthcare Realty Trust, Inc. 332,847
353 Innovative Industrial Properties,
Inc. 23,524
619 Kite Realty Group Trust 15,623
8,851 National Storage Affiliates Trust 335,541
1,981 Outfront Media, Inc. 35,143
8,330 Sabra Health Care REIT, Inc. 144,276
2,857 SBA Communications Corporation 582,257
1,002 STAG Industrial, Inc. 33,888
1,430 Tanger, Inc. 48,806
5,045 Terreno Realty Corporation 298,361
3,529 Uniti Group, Inc. 19,409
Total 4,321,383
Utilities  0.6%
7,430 Alliant Energy Corporation 439,410
229 Black Hills Corporation 13,401
558 Brookfield Infrastructure
Corporation 22,326
401 California Water Service Group 18,177
12,910 CenterPoint Energy, Inc. 409,634
927 Clearway Energy, Inc., Class C 24,102
1,789 Constellation Energy Corporation 400,217
6,018 Duke Energy Corporation 648,379
9,974 Entergy Corporation 756,229
1,773 NextEra Energy Partners, LP 31,559
13,219 NiSource, Inc. 485,930
1,808 Northwestern Energy Group, Inc. 96,656
4,027 Portland General Electric
Company 175,658
5,842 Public Service Enterprise Group,
Inc. 493,591
2,618 Spire, Inc. 177,579
17,472 UGI Corporation 493,234
4,011 Vistra Energy Corporation 552,997
4,382 Xcel Energy, Inc. 295,873
Total 5,534,952
Total Common Stock
(cost $99,958,431) 144,717,029

Diversified Income Plus Fund
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares
Registered Investment
Companies   10.0% Value
U.S. Affiliated   9.0%
9,444,525 Thrivent Core Emerging Markets
Debt Fund $ 76,878,431
1,019,033 Thrivent Core International Equity
Fund 10,414,520
Total 87,292,951
U.S. Unaffiliated   1.0%
14,380 abrdn Asia-Pacific Income Fund,
Inc. 211,674
43,059 abrdn Income Credit Strategies
Fund 257,062
11,503 abrdn Total Dynamic Dividend
Fund 96,740
27,364 AllianceBernstein Global High
Income Fund, Inc. 293,616
39,038 Allspring Income Opportunities
Fund 268,972
5,906 BlackRock Capital Allocation Term
Trust 89,476
4,916 BlackRock Core Bond Trust 51,421
27,083 BlackRock Corporate High Yield
Fund, Inc. 265,684
30,673 BlackRock Credit Allocation
Income Trust 320,840
2,772 BlackRock Debt Strategies Fund,
Inc. 29,827
4,227 BlackRock Enhanced Equity
Dividend Trust 35,000
24,851 BlackRock Enhanced Global
Dividend Trust 267,645
14,068 BlackRock Enhanced International
Dividend Trust 74,701
846 BlackRock Floating Rate Income
Strategies Fund, Inc. 11,632
9,168 BlackRock Income Trust, Inc. 105,615
18,346 BlackRock Multi-Sector Income
Trust 267,852
23,695 Blackstone Strategic Credit 2027
Term Fund 289,790
18,351 Cornerstone Strategic Investment
Fund, Inc.
d
157,635
30,283 Eaton Vance Limited Duration
Income Fund 295,865
12,368 Eaton Vance Tax-Managed Global
Diversified Equity Income Fund 101,047
9,500 Invesco Senior Loan ETF 200,165
8,093 iShares iBoxx $ Investment Grade
Corporate Bond ETF
d
864,656
10,200 iShares Preferred and Income
Securities ETF
d
320,688
50,149 Nuveen Credit Strategies Income
Fund 285,348
20,903 Nuveen Preferred Income
Opportunities Fund 164,298
24,444 PGIM Global High Yield Fund, Inc. 301,150
22,391 PGIM High Yield Bond Fund, Inc. 306,309
8,874 Pimco Dynamic Income Fund
d
162,749
16,611 PIMCO High Income Fund 80,729
15,959 PIMCO Income Strategy Fund II 118,894
1,955 SPDR S&P Biotech ETF
d
176,067
2,534 Tri-Continental Corporation 80,303
7,882 Vanguard Intermediate-Term
Corporate Bond ETF
d
632,688
Shares
Registered Investment
Companies  10.0% Value
U.S. Unaffiliated   1.0%  - continued
13,602 Vanguard Short-Term Corporate
Bond ETF $ 1,061,092
21,634 Virtus Convertible & Income Fund 75,070
19,867 Virtus Dividend, Interest &
Premium Strategy Fund 250,920
4,526 Virtus Equity & Convertible Income
Fund 111,611
44,226 Voya Global Equity Dividend &
Premium Opportunity Fund 239,705
5,193 Western Asset Diversified Income
Fund 74,000
67,749 Western Asset High Income
Opportunity Fund, Inc. 266,254
Total 9,264,790
Total Registered Investment
Companies (cost $107,312,228) 96,557,741
Shares Preferred Stock 1.5% Value
Basic Materials  <0.1%
10,678 Albemarle Corporation,
Convertible, 7.250% 434,488
Total 434,488
Capital Goods  0.1%
20,002 Boeing Company, Convertible,
6.000% 1,217,922
Total 1,217,922
Communications Services  0.1%
35,275 AT&T, Inc., 4.750%
g
700,209
15,250 Telephone and Data Systems, Inc.,
6.000%
g
263,825
Total 964,034
Financials  1.1%
10,000 AEGON Funding Company, LLC,
5.100% 203,000
20,000 Allstate Corporation, 5.100%
g
437,600
7,068 Apollo Global Management, Inc.,
Convertible, 6.750% 614,280
7,033 Ares Management Corporation,
Convertible, 6.750% 387,096
7,800 Athene Holding, Ltd., 5.625%
g
160,212
20,775 Bank of America Corporation,
4.250%
g
386,415
16,050 Bank of America Corporation,
4.375%
g
311,691
8,025 Bank of America Corporation,
4.750%
g
166,920
16,050 Bank of America Corporation,
5.000%
g
346,680
639 Bank of America Corporation,
Convertible, 7.250%
g
779,101
3,900 Capital One Financial Corporation,
4.800%
g
71,409
19,525 Capital One Financial Corporation,
5.000%
g
371,365
3,900 Charles Schwab Corporation,
4.450%
d,g
76,089
2,750 Citizens Financial Group, Inc.,
7.375%
g
71,500

Diversified Income Plus Fund
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Preferred Stock  1.5% Value
Financials  1.1% - continued
6,425 Corebridge Financial, Inc., 6.375% $ 163,773
9,000 Equitable Holdings, Inc., 5.250%
g
184,140
7,800 Fifth Third Bancorp, 4.950%
g
163,566
7,800 Huntington Bancshares, Inc./OH,
4.500%
g
138,216
23,000 J.P. Morgan Chase & Company,
4.200%
g
434,470
16,050 J.P. Morgan Chase & Company,
4.625%
d,g
334,321
16,250 J.P. Morgan Chase & Company,
4.750%
g
346,938
3,900 KeyCorp, 5.650%
g
84,045
15,950 KeyCorp, 6.200%
b,g
389,021
3,900 MetLife, Inc., 4.750%
g
80,574
13,050 Morgan Stanley, 4.250%
d,g
240,251
10,400 Morgan Stanley, 5.850%
b,g
253,136
13,084 Morgan Stanley, 7.125%
b,g
330,109
14,525 Public Storage, 4.125%
g
258,981
5,025 Public Storage, 4.625%
g
97,535
1,275 Public Storage, 4.700%
g
25,054
7,800 Regions Financial Corporation,
4.450%
g
138,606
3,900 Regions Financial Corporation,
5.700%
b,g
94,536
3,500 Synovus Financial Corporation,
8.397%
b,g
90,825
7,800 Truist Financial Corporation,
4.750%
g
150,540
13,100 U.S. Bancorp, 4.000%
g
231,477
21,000 Wells Fargo & Company, 4.250%
g
382,830
16,050 Wells Fargo & Company, 4.375%
g
302,703
7,800 Wells Fargo & Company, 4.700%
g
155,922
11,800 Wells Fargo & Company, 4.750%
g
240,720
761 Wells Fargo & Company,
Convertible, 7.500%
g
908,870
Total 10,604,517
Technology  0.1%
7,246 Hewlett Packard Enterprise
Company, Convertible, 7.625% 454,396
Total 454,396
Utilities  0.1%
23,000 CMS Energy Corporation, 4.200%
g
430,100
5,511 NextEra Energy, Inc., Convertible,
6.926% 225,510
1,518 Nextera Energy, Inc., Convertible,
7.234%
j
69,221
6,004 NextEra Energy, Inc., Convertible,
7.299% 292,935
13,600 Southern Company, 4.950% 281,520
Total 1,299,286
Total Preferred Stock
(cost $16,436,282) 14,974,643
Shares
Collateral Held for Securities
Loaned 1.0% Value
9,941,768 Thrivent Cash Management Trust 9,941,768
Total Collateral Held for
Securities Loaned
(cost $9,941,768) 9,941,768
Shares or
Principal
Amount Short-Term Investments 4.9% Value
Federal Home Loan Bank Discount
Notes
600,000 4.525%, 1/2/2025
k,l
$ 599,860
1,100,000 4.545%, 1/8/2025
k,l
1,098,971
1,000,000 4.530%, 1/10/2025
k,l
998,830
1,100,000 4.420%, 2/5/2025
k,l
1,095,358
500,000 4.420%, 2/12/2025
k,l
497,480
Thrivent Core Short-Term Reserve
Fund
4,269,640 4.730% 42,696,402
U.S. Treasury Bills
400,000 4.502%, 1/16/2025
k,m
399,341
200,000 4.405%, 2/13/2025
k,m
199,011
Total Short-Term Investments
(cost $47,584,476) 47,585,253
Total Investments (cost
$972,880,640) 101.1% $986,251,399
Other Assets and Liabilities, Net
(1.1%) (10,444,019)
Total Net Assets 100.0% $975,807,380
a Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of December 31,
2024, the value of these investments was $211,451,577 or
21.7% of total net assets.
b Denotes variable rate securities. The rate shown is as of
December 31, 2024. The rates of certain variable rate
securities are based on a published reference rate and
spread; these may vary by security and the reference rate
and spread are indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These
securities do not indicate a reference rate and spread in
their description.
c Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
December 31, 2024.
d All or a portion of the security is on loan.
e Denotes interest only security.  Interest only securities
represent the right to receive monthly interest payments on
an underlying pool of mortgages or assets.  The principal
shown is the outstanding par amount of the pool as of the
end of the period. The actual effective yield of the security is different than the stated coupon rate.
f Denotes payment-in-kind security.  The security may
pay an interest or dividend payment with additional fixed
income or equity securities in lieu of, or in addition to a cash payment.  The cash rate and/or payment-in-kind rate shown
are as of December 31, 2024.
g Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
h Defaulted security.  Interest is not being accrued.
i Denotes investments purchased on a when-issued or
delayed-delivery basis.
j Non-income producing security.
k The interest rate shown reflects the yield.
l All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.

Diversified Income Plus Fund
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

,,
m All or a portion of the security is pledged as collateral under the agreement between the counterparty, the custodian and
the fund for open swap contracts.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities Act of
1933. The value of all restricted securities held in Diversified
Income Plus Fund as of December 31, 2024 was $28,000 or
0.00% of total net assets. The following table indicates the acquisition date and cost of restricted securities shown in
the schedule as of December 31, 2024.
Security
Acquisition
Date Cost
Credit Suisse Group AG  5/17/2021 $ 144,113
Credit Suisse Group AG  12/4/2013 150,000
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Diversified Income Plus
Fund as of December 31, 2024:
Securities Lending Transactions
Long-Term Fixed Income $ 7,174,329
Common Stock 2,461,701
Total lending $9,636,030
Gross amount payable upon return of
collateral for securities loaned $9,941,768
Net amounts due to counterparty $305,738
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
CLO - Collateralized Loan Obligation
ETF - Exchange Traded Fund
PIK - Payment-In-Kind
REMIC - Real Estate Mortgage Investment Conduit
plc - Public Limited Company
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
S&P - Standard & Poor's
Ser. - Series
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Reference Rate Index:
CMT 1Y - Constant Maturity Treasury Yield 1 Year
H15T 5Y - U. S. Treasury Yield Curve Rate Treasury Note
Constant Maturity 5 Year
SOFR30A - Secured Overnight Financing Rate 30 Year
Average
TSFR1M - CME Term SOFR 1 Month
TSFR3M - CME Term SOFR 3 Month
USISOA05 - USD SOFR Spread-Adjusted ICE Swap Rate 5
Year
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives, if any), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $55,959,753
Gross unrealized depreciation (46,396,716)
Net unrealized appreciation (depreciation) $9,563,037
Cost for federal income tax purposes $976,273,378

Diversified Income Plus Fund
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of December 31, 2024, in valuing Diversified Income Plus Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Long-Term Fixed Income
Asset-Backed Securities 62,421,227 – 62,421,227 –
Basic Materials 8,778,218 – 8,778,218 –
Capital Goods 16,325,985 – 16,325,985 –
Collateralized Mortgage Obligations 56,170,931 – 56,170,931 –
Commercial Mortgage-Backed Securities 5,007,077 – 5,007,077 –
Communications Services 22,096,551 – 22,096,551 –
Consumer Cyclical 30,772,495 – 30,772,495 –
Consumer Non-Cyclical 30,390,368 – 30,390,368 –
Energy 25,888,424 – 25,888,424 –
Financials 79,070,894 – 79,070,894 –
Foreign Government 633,813 – 633,813 –
Mortgage-Backed Securities 205,129,776 – 205,129,776 –
Technology 23,268,117 – 23,268,117 –
Transportation 5,090,918 – 5,090,918 –
U.S. Government & Agencies 76,699,718 – 76,699,718 –
Utilities 24,730,453 – 24,730,453 –
Common Stock
Communications Services 8,949,524 8,949,524 – –
Consumer Discretionary 16,330,950 16,195,996 134,954 –
Consumer Staples 6,554,508 6,554,508 – –
Energy 6,330,664 6,330,664 – –
Financials 22,269,164 22,269,164 – –
Health Care 15,353,784 15,353,784 – –
Industrials 20,307,875 19,996,189 311,686 –
Information Technology 33,546,729 33,067,491 479,238 –
Materials 5,217,496 5,029,741 187,755 –
Real Estate 4,321,383 4,321,383 – –
Utilities 5,534,952 5,534,952 – –
Preferred Stock
Basic Materials 434,488 434,488 – –
Capital Goods 1,217,922 1,217,922 – –
Communications Services 964,034 964,034 – –
Financials 10,604,517 10,604,517 – –
Technology 454,396 454,396 – –
Utilities 1,299,286 1,299,286 – –
Registered Investment Companies
U.S. Unaffiliated 9,264,790 9,264,790 – –
Short-Term Investments 4,888,851 – 4,888,851 –
Subtotal Investments in Securities $846,320,278 $167,842,829 $678,477,449 $–
Other Investments  * Total
U.S. Affiliated Registered Investment Cos. 87,292,951
Affiliated Short-Term Investments 42,696,402
Collateral Held for Securities Loaned 9,941,768
Subtotal Other Investments $139,931,121
Total Investments at Value $986,251,399
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Diversified Income Plus Fund
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
S&P
-
Standard & Poor's
Reference Description:
EFFR
-
Effective Federal Funds Rate
S&P
-
Standard & Poor's
The following table is a summary of the inputs used, as of December 31, 2024, in valuing Diversified Income Plus Fund's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 2,198,827 1,904,834 293,993 –
Total Asset Derivatives $2,198,827 $1,904,834 $293,993 $–
Liability Derivatives
Futures Contracts 2,479,750 2,479,750 – –
Total Return Swaps 7,294 – 7,294 –
Credit Default Swaps 126,767 – 126,767 –
Total Liability Derivatives $2,613,811 $2,479,750 $134,061 $–
The following table presents Diversified Income Plus Fund's futures contracts held as of December 31, 2024. Investments and/or cash totaling
$4,290,499 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CBOT 2-Yr. U.S. Treasury Note 52 March 2025 $ 10,684,917 $ 6,770
CME E-mini S&P 500 Index 203 March 2025 62,217,309 (1,969,446)
ICE mini MSCI EAFE Index 108 March 2025 12,692,221 (447,720)
ICE US mini MSCI Emerging Markets Index 30 March 2025 1,673,284 (62,584)
Total Futures Long Contracts $ 87,267,731 ( $ 2,472,980)
CME E-mini Russell 2000 Index (164) March 2025 ( $ 19,611,721) $ 1,163,361
CME E-mini S&P Mid-Cap 400 Index (25) March 2025 (8,317,539) 450,789
CME Euro Foreign Exchange Currency (92) March 2025 (12,161,556) 214,781
Eurex Euro STOXX 50 Index (231) March 2025 (11,970,932) 293,993
Ultra 10-Yr. U.S. Treasury Note (45) March 2025 (5,078,196) 69,133
Total Futures Short Contracts ( $ 57,139,944) $2,192,057
Total Futures Contracts $ 30,127,787 ($280,923)
The following table presents Diversified Income Plus Fund's total return swap contracts held as of December 31, 2024.
Total Return Swaps
Reference Entity Fund Pays #
Fund
Receives
Counter-
party
Termination
Date
Notional
Principal
Amount Value
Upfront
Payments/
(Receipts)
Unrealized
Gain/(Loss)
S&P MidCap 400 Total
Return Index Swap
Total Return EFFR 1 day
+ 45bps
Goldman
Sachs &
Co. LLC
8/6/2025 $ 98,942 ( $ 7,294) $ – ( $ 7,294)
Total Return Swaps ( $ 7,294) $ – ($7,294)
# Payment made on Termination Date

Diversified Income Plus Fund
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table presents Diversified Income Plus Fund's credit default swap contracts held as of December 31, 2024. Investments totaling
$598,352 were pledged as collateral under the agreement between the counterparty, the custodian and the fund for open swap contracts.
Credit Default Swaps
Buy/Sell
Protection
1
Termination
Date
Notional
Principal
Amount
2
Upfront
Payments/
(Receipts) Value
3
Unrealized
Gain/(Loss)
CDX HY 43, 5 Year, at 5.00%, Quarterly Buy 12/20/2029 $ 11,735,000 $ – ( $ 126,767) ( $ 126,767)
Total Credit Default Swaps $– ($126,767) ($126,767)
1 As the buyer of protection, Diversified Income Plus Fund pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Diversified Income Plus Fund collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.
2 The maximum potential amount of future payments Diversified Income Plus Fund could be required to make as the seller or receive as the buyer of protection.
3 The values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the value of the swap will increase when the swap spread declines representing an improvement in the reference entity's credit worthiness.
The value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity's credit worthiness.
When protection has been purchased, the value of the swap will increase when the swap spread increases representing a deterioration in the reference entity's credit worthiness. The value of the swap will decrease when the swap spread declines representing an improvement in the reference entity's credit worthiness.
The following table summarizes the fair value and Statement of Assets and Liabilities location, as of December 31, 2024, for Diversified Income
Plus Fund's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Foreign Exchange Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 214,781
Total Foreign Exchange Contracts 214,781
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 1,908,143
Total Equity Contracts 1,908,143
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 75,903
Total Interest Rate Contracts 75,903
Total Asset Derivatives $2,198,827
Liability Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 2,479,750
Total Return Swaps Net Assets - Distributable earnings/(accumulated loss) 7,294
Total Equity Contracts 2,487,044
Credit Contracts
Credit Default Swaps Net Assets - Distributable earnings/(accumulated loss) 126,767
Total Credit Contracts 126,767
Total Liability Derivatives $2,613,811
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.

Diversified Income Plus Fund
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended December 31, 2024, for
Diversified Income Plus Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Interest Rate Contracts
Futures Net realized gains/(losses) on Futures contracts 443,141
Total Interest Rate Contracts 443,141
Equity Contracts
Futures Net realized gains/(losses) on Futures contracts 7,811,526
Total Equity Contracts 7,811,526
Foreign Exchange Contracts
Futures Net realized gains/(losses) on Futures contracts 477,672
Total Foreign Exchange Contracts 477,672
Credit Contracts
Credit Default Swaps Net realized gains/(losses) on Swap agreements (1,035,159)
Total Credit Contracts (1,035,159)
Total $7,697,180
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended December 31, 2024, for Diversified Income Plus Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Foreign Exchange Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 493,715
Total Foreign Exchange Contracts 493,715
Equity Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts (963,860)
Total Return Swaps Change in net unrealized appreciation/(depreciation) on Swap agreements (7,294)
Total Equity Contracts (971,154)
Interest Rate Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts (386,247)
Total Interest Rate Contracts (386,247)
Credit Contracts
Credit Default Swaps Change in net unrealized appreciation/(depreciation) on Swap agreements 163,618
Total Credit Contracts 163,618
Total ($700,068)
The following table presents Diversified Income Plus Fund's average volume of derivative activity during the period ended December 31, 2024.
Derivative Risk Category Average Notional Value
Equity Contracts
Futures - Long $72,429,327
Futures - Short (38,861,063)
Total Return Swaps - Short (3,979)
Interest Rate Contracts
Futures - Long 11,187,515
Futures - Short (1,492,742)
Foreign Exchange Contracts
Futures - Short (12,191,803)
Credit Contracts
Credit Default Swaps - Buy Protection (776,144)

Diversified Income Plus Fund
Schedule of Investments as of December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Diversified Income Plus
Fund, is as follows:
Fund
Value
12/31/2023
Gross
Purchases
Gross
Sales
Value
12/31/2024
Shares Held at
12/31/2024
% of Net
Assets
12/31/2024
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Debt $79,693 $4,784 $9,100 $76,878 9,445 7.9%
Core International Equity 11,854 356 2,000 10,415 1,019 1.1
Total U.S. Affiliated Registered Investment
Companies 91,547 87,293 9.0
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.730% 42,446 384,306 384,056 42,696 4,270 4.4
Total Affiliated Short-Term Investments 42,446 42,696 4.4
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   25,760 221,561 237,379 9,942 9,942 1.0
Total Collateral Held for Securities Loaned 25,760 9,942 1.0
Total Value $159,753 $139,931
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
1/1/2024
- 12/31/2024
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Debt ($2,009) $3,510 $– $4,784
Core International Equity 255 (50) – 356
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.730% 0 (0) – 1,943
Total Income/Non Cash Income from Affiliated Investments $7,083
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – – 125
Total Affiliated Income from Securities Loaned, Net $125
Total ($1,754) $3,460 $–

Thrivent Mutual Funds
Statement of Assets and Liabilities
The accompanying Notes to Financial Statements are an integral part of this statement.

As of December 31, 2024
Diversified
Income Plus Fund
Assets
Investments in unaffiliated securities at cost $822,441,640
Investments in affiliated securities at cost $150,439,000
Investments in unaffiliated securities at value
(#)
$846,320,278
Investments in affiliated securities at value 139,931,121
Cash 25,321
Dividends and interest receivable 6,004,291
Prepaid expenses 25,897
Receivable for:
Investments sold 231,278
Investments sold on a delayed-delivery basis 6,496,957
Fund shares sold 294,820
Variation margin on open future contracts 60,125
Total Assets 999,390,088
Liabilities
Distributions payable 212,568
Accrued expenses 110,373
Payable for:
Investments purchased 468,283
Investments purchased on a delayed-delivery basis 11,684,320
Return of collateral for securities loaned 9,941,768
Fund shares redeemed 627,443
Variation margin on open future contracts 281,242
Variation margin on open swap contracts 9,599
Investment advisory fees 98,380
Administrative fees 3,182
Distribution fees 21,124
Transfer agent fees 50,821
Trustee fees 1,025
Trustee deferred compensation 65,286
Swap agreements, at value 7,294
Contingent liabilities(**) —
Total Liabilities 23,582,708
Net Assets
Capital stock (beneficial interest) 1,010,985,197
Distributable earnings/(accumulated loss) (35,177,817)
Total Net Assets $975,807,380
Class S Share Capital $535,492,192
Shares of beneficial interest outstanding (Class S) 76,757,834
Net asset value per share $6.98
Class A Share Capital $440,315,188
Shares of beneficial interest outstanding (Class A) 62,321,177
Net asset value per share $7.07
Maximum public offering price $7.40
(#)
Includes securities on loan of 9,636,030
(**) Contingent liabilities accrual.  Additional information can be found in the accompanying Notes to Financial Statements.

Thrivent Mutual Funds
Statement of Operations
The accompanying Notes to Financial Statements are an integral part of this statement.

For the year ended December 31, 2024
Diversified
Income Plus Fund
Investment Income
Dividends $3,647,511
Taxable interest 35,854,828
Income from mortgage dollar rolls 203
Affiliated income from securities loaned, net 125,325
Income from affiliated investments 1,942,791
Non cash income 718
Non cash income from affiliated investments 5,139,990
Foreign tax withholding (5,986)
Total Investment Income 46,705,380
Expenses
Adviser fees 5,213,972
Administrative service fees 248,792
Audit and legal fees 46,084
Custody fees 75,365
Distribution expenses Class A 1,132,561
Insurance expenses 5,877
Printing and postage expenses Class S 82,980
Printing and postage expenses Class A 79,297
SEC and state registration expenses 59,810
Transfer agent fees Class S 435,244
Transfer agent fees Class A 333,620
Trustees' fees 46,869
Other expenses 121,872
Total Expenses Before Reimbursement 7,882,343
Total Net Expenses 7,882,343
Net Investment Income/(Loss) 38,823,037
Realized and Unrealized Gains/(Losses)
Net realized gains/(losses) on:
Investments 15,316,268
Affiliated investments (1,754,237)
Futures contracts 8,732,339
Foreign currency transactions (2,130)
Swap agreements (1,035,159)
Change in net unrealized appreciation/(depreciation)
on:
Investments 2,367,822
Affiliated investments 3,459,618
Futures contracts (856,392)
Foreign currency transactions 72,772
Swap agreements 156,324
Net Realized and Unrealized Gains/(Losses) 26,457,225
Net Increase/(Decrease) in Net Assets Resulting
From Operations $65,280,262

Thrivent Mutual Funds
Statement of Changes in Net Assets
The accompanying Notes to Financial Statements are an integral part of this statement.

Diversified Income Plus Fund
For the periods ended
12/31/2024 12/31/2023
Operations
Net investment income/(loss) $38,823,037 $42,230,166
Net realized gains/(losses) 21,257,081 (16,777,865)
Change in net unrealized appreciation/(depreciation) 5,200,144 71,398,731
Net Change in Net Assets Resulting From Operations 65,280,262 96,851,032
Distributions to Shareholders
From income/realized gains Class S (22,431,407) (24,093,292)
From income/realized gains Class A (17,439,485) (19,116,719)
Total from income/realized gains (39,870,892) (43,210,011)
Total Distributions to Shareholders (39,870,892) (43,210,011)
Capital Stock Transactions
Class S
Sold 81,138,220 75,869,998
Distributions reinvested 21,622,664 23,295,447
Redeemed (130,075,278) (149,704,241)
Total Class S Capital Stock Transactions (27,314,394) (50,538,796)
Class A
Sold 17,860,530 16,523,005
Distributions reinvested 15,989,735 17,579,693
Redeemed (75,690,553) (84,206,521)
Total Class A Capital Stock Transactions (41,840,288) (50,103,823)
Capital Stock Transactions (69,154,682) (100,642,619)
Net Increase/(Decrease) in Net Assets (43,745,312) (47,001,598)
Net Assets, Beginning of Period 1,019,552,692 1,066,554,290
Net Assets, End of Period $975,807,380 $1,019,552,692
Capital Stock Share Transactions
Class S shares
Sold 11,692,871 11,511,700
Distributions reinvested 3,124,189 3,539,523
Redeemed (18,813,842) (22,787,317)
Total Class S share transactions (3,996,782) (7,736,094)
Class A shares
Sold 2,540,426 2,480,928
Distributions reinvested 2,281,782 2,638,782
Redeemed (10,832,172) (12,663,664)
Total Class A share transactions (6,009,964) (7,543,954)

Thrivent Mutual Funds
Notes to Financial Statements
December 31, 2024

(1) ORGANIZATION
Thrivent Mutual Funds (the “Trust”) was organized as a
Massachusetts Business Trust on March 10, 1987 and is registered as an open-end management investment company under the
Investment Company Act of 1940 (the “1940 Act”). The Trust is
divided into 23 separate series (each, a "Fund" and, collectively, the
"Funds"), each with its own investment objective and policies. The
Trust currently consists of four asset allocation Funds, three income plus Funds, nine equity Funds, six fixed-income Funds, and one money market Fund.
This report includes Diversified Income Plus, one of the Trust’s
23 Funds. The other Funds of the Trust have a fiscal year-end of
October 31 and are presented under a separate shareholder report.
The Funds are each investment companies that follow the
accounting and reporting guidance of the Financial Accounting
Standards Board ("FASB") Accounting Standards Codification Topic
946 - Financial Services - Investment Companies.
Share Classes
— The Trust may issue an unlimited number of
shares in one or more series as the Board may authorize.  The
Trust includes two classes of shares: Class A and Class S shares.
The classes of shares differ principally in their respective distribution expenses and other class-specific expenses and arrangements.
Class A shares have an annual 12b-1 fee of 0.25% of average net assets, a reduced fee of 0.125% or no fee.  For the Fund presented under this shareholder report, Class A shares have an annual
12b-1 fee of 0.25% and a maximum front-end sales load of 4.50%.
Class S shares are offered at net asset value and have no annual
12b-1 fees. The share classes have identical rights to earnings, assets and voting privileges, except for class-specific expenses and exclusive rights to vote on matters affecting only individual classes. High Income Municipal Bond, Mid Cap Growth, Mid Cap
Value, and Small Cap Growth offer only Class S Shares; each of the other 19 Funds of the Trust offer Class A and Class S shares.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with vendors and others that provide general damage clauses. The Trust’s maximum exposure under these contracts is unknown, as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects the risk of loss to be remote.
(2) SIGNIFICANT ACCOUNTING POLICIES
Valuation of Investments
— The Fund records its investments at
fair value using market quotations when they are readily available pursuant to Rule 2a-5.  The Fund's investments are recorded at fair value determined in good faith when market quotations are not readily available.  Securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the last sale price on the principal exchange as of the close of regular trading on such exchange or the official closing price of the national market system.  Over-the-counter securities and listed securities for which no price is readily available are valued at the current bid price considered best to represent the value at that time.  Security prices are based on quotes that are obtained from an independent pricing service approved by the Trust’s Board of Trustees (the “Board”). The pricing service, in determining values of fixed-income securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities which cannot be valued by the approved pricing service are valued using valuations obtained from dealers that make markets in the securities. Exchange-listed options and futures contracts are valued at the primary exchange settle price. Exchange cleared swap agreements are valued at the clearinghouse end of day price.  Swap agreements not cleared on exchanges will be valued at the mid-price from the primary approved pricing service.  Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates
provided by the pricing service.  Investments in open-ended mutual funds are valued at the net asset value at the close of each business day.
The Board has chosen the Fund's investment Adviser as the
valuation designee, responsible for daily valuation of the Fund's securities. The Adviser has formed a Valuation Committee (the
“Committee”) that is responsible for overseeing the Fund's valuation policies in accordance with Valuation Policies and Procedures.  The
Committee meets on a monthly and on an as-needed basis to review price challenges, price overrides, stale prices, shadow prices, manual prices, money market pricing, international fair valuation, and other securities requiring fair valuation.
The Committee monitors for significant events occurring prior to the close of trading on the New York Stock Exchange that could have a material impact on the value of any securities that are held by the Fund. Examples of such events include trading halts, national news/events, and issuer-specific developments. If the Committee decides that such events warrant using fair value estimates, the
Committee will take such events into consideration in determining the fair value of such securities. If market quotations or prices are not readily available or determined to be unreliable, the securities will be valued at fair value as determined in good faith pursuant to procedures adopted by the Board.
In accordance with U.S. Generally Accepted Accounting
Principles (“GAAP”), the various inputs used to determine the fair value of the Fund's investments are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities; typically included in this level are U.S. equity securities, futures, options and registered investment company funds. Level 2 includes other significant observable inputs such as quoted prices for similar securities, interest rates, prepayment speeds and credit risk; typically included in this level are fixed income securities, international securities, swaps and forward contracts.  Level 3 includes significant unobservable inputs such as the Adviser’s own assumptions and broker evaluations in determining the fair value of investments. The valuation levels are not necessarily an indication of the risk associated with investing in these securities or

Thrivent Mutual Funds
Notes to Financial Statements
December 31, 2024

other investments.  Investments measured using net asset value per share as a practical expedient for fair value and that are not publicly available-for-sale are not categorized within the fair value hierarchy.
Valuation of International Securities
— The Fund values certain
foreign securities traded on foreign exchanges that close prior to the close of the New York Stock Exchange using a fair value pricing service.  The fair value pricing service uses a multi-factor model that may take into account the local close, relevant general and sector indices, currency fluctuation, prices of other securities (including
ADRs, New York registered shares, and ETFs), and futures, as applicable, to determine price adjustments for each security in order to reflect the effects of post-closing events.  The Board has authorized the Adviser to make fair valuation determinations pursuant to policies approved by the Board.
Foreign Currency Translation
— The accounting records of the
Fund are maintained in U.S. dollars. Securities and other assets and liabilities that are denominated in foreign currencies are translated into U.S. dollars at the daily closing rates of exchange.
Foreign currency amounts related to the purchase or sale of
securities and income and expenses are translated at the exchange rate on the transaction date. Net realized and unrealized currency gains and losses are recorded from closed currency contracts, disposition of foreign currencies, exchange gains or losses between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes. The Fund does not separately report the effect of changes in foreign exchange rates from changes in prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments in the Statement of
Operations.
For federal income tax purposes, the Fund treats the effect of changes in foreign exchange rates arising from actual foreign currency transactions and the changes in foreign exchange rates between the trade date and settlement date as ordinary income.
Federal Income Taxes
— No provision has been made for
income taxes because the Fund’s policy is to qualify as a regulated investment company under the Internal Revenue Code and
distribute substantially all investment company taxable income and net capital gain on a timely basis. It is also the intention of the
Fund to distribute an amount sufficient to avoid imposition of any federal excise tax. The Fund, accordingly, anticipates paying no federal taxes and no federal tax provision was recorded. Each
Fund is treated as a separate taxable entity for federal income tax purposes. The Fund may utilize earnings and profits distributed to shareholders on the redemption of shares as part of the dividends paid deduction.
 GAAP requires management of the Fund (i.e., the Adviser) to make additional tax disclosures with respect to the tax effects of certain income tax positions, whether those positions were taken on previously filed tax returns or are expected to be taken on future returns. These positions must meet a “more likely than not”
standard that, based on the technical merits of the position, it would have a greater than 50 percent likelihood of being sustained upon examination. In evaluating whether a tax position has met the more-
likely-than-not recognition threshold, the Adviser must presume that the position will be examined by the appropriate taxing authority that has full knowledge of all relevant information.
The Adviser analyzed all open tax years, as defined by the statute of limitations, for all major jurisdictions. Open tax years are those that are open for examination by taxing authorities. Major jurisdictions for the Fund include U.S. Federal and certain state jurisdictions as well as certain foreign countries. The Fund's federal income tax returns are subject to examination for a period of three years after the filing of the return for the tax period. State returns may be subject to examination for an additional year depending on the jurisdiction.
The Fund has no examinations in progress and none are expected at this time.
As of December 31, 2024, the Adviser has reviewed all open tax years and major jurisdictions and concluded that there is no effect to the Fund's tax liability, financial position or results of operations.
There is no tax liability resulting from unrecognized tax benefits related to uncertain income tax positions taken or expected to be taken in future tax returns. The Fund is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months.
Foreign Income Taxes
— Funds are subject to foreign income
taxes imposed by certain countries in which they invest. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates. These amounts are shown as foreign tax withholding in the Statement of Operations.
The Fund pays tax on foreign capital gains, where applicable. Taxes paid on foreign capital gains, if any, are included in the net realized gains/(losses) on investments on the Statement of Operations.
Expenses and Income
— Estimated expenses are accrued
daily. The Fund is charged for those expenses that are directly attributable to it. Expenses that are not directly attributable to the
Fund are allocated among all appropriate Funds in proportion to their respective net assets or number of shareholder accounts, or other reasonable basis. Net investment income, expenses which are not class-specific, and realized and unrealized gains and losses are allocated directly to each class based upon the relative net asset value of outstanding shares.
Interest income is recorded daily on all debt securities, as is accretion of market discount and original issue discount and amortization of premium. Paydown gains and losses on mortgage-
backed and asset-backed securities are recorded as components of interest income. Dividend income and capital gain distributions are recorded on the ex-dividend date.  However, certain dividends from foreign securities are recorded as soon as the information is available to the Fund.  Non-cash income, if any, is recorded at the fair market value of the securities received.

Thrivent Mutual Funds
Notes to Financial Statements
December 31, 2024

For certain securities, including real estate investment trusts, the Fund records distributions received in excess of income as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available. Actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Fund adjusts the estimated amounts of the components of distributions as adjustments to investment income, unrealized appreciation/depreciation and realized gain/loss on investments as necessary, once the issuers provide information about the actual composition of the distributions.
Distributions to Shareholders
— Net investment income is
distributed to each shareholder as a dividend.  Dividends from
Diversified Income Plus are declared and paid monthly. It is possible that such dividends may be reclassified as return of capital or capital gains after year end. Such determination cannot be made until tax information is received from the real estate investments of the Fund. Net realized gains from securities transactions, if any, are paid at least annually after the close of the fiscal year. In addition, the Fund may claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.
Derivative Financial Instruments
— The Fund may invest in
derivatives, a category that includes options, futures, swaps, foreign currency forward contracts and hybrid instruments. Derivatives are financial instruments whose value is derived from another security, an index or a currency. The Fund may use derivatives for hedging
(attempting to offset a potential loss in one position by establishing an interest in an opposite position). This includes the use of currency-
based derivatives to manage the risk of its positions in foreign securities. The Fund may also use derivatives for replication of a certain asset class or speculation (investing for potential income or capital gain). These contracts may be transacted on an exchange or over-the-counter ("OTC").
A derivative may incur a loss if the value of the derivative decreases due to an unfavorable change in the market rates or values of the underlying derivative. Losses can also occur if the counterparty does not perform under the derivative contract. A Fund’s risk of loss from the counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by such Fund. With exchange traded futures and centrally cleared swaps, there is minimal counterparty credit risk to the Fund because the exchange’s clearinghouse, as counterparty to such derivatives, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the derivative; thus, the credit risk is limited to the failure of the clearinghouse. However, credit risk still exists in exchange traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate
customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all of the broker’s customers, potentially resulting in losses to the Fund. Using derivatives to hedge can guard against potential risks, but it also adds to the Fund's expenses and can eliminate some opportunities for gains. In addition, a derivative used for mitigating exposure or replication may not accurately track the value of the underlying asset. Another risk with derivatives is that some types can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative.
In order to define their contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc.
Master Agreement (“ISDA Master Agreement”) or similar agreement with derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs OTC derivatives and foreign exchange contracts and
typically includes, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event.
Under an ISDA Master Agreement, the Fund may, under certain
circumstances, offset with the counterparty certain derivatives'
payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master
Agreement typically permit a single net payment in the event of a default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy and insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral and margin requirements vary by type of derivative.
Margin requirements are established by the broker or clearinghouse for exchange traded and centrally cleared derivatives (futures, options, and centrally cleared swaps). Brokers can ask for
margining in excess of the minimum requirements in certain
situations. Collateral terms are contract specific for OTC derivatives
(foreign currency exchange contracts, options and swaps). For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty. For financial reporting purposes, non-cash collateral that has been pledged to cover obligations of the Fund has been noted in the Schedule of Investments. To the extent amounts due to a Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes has the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Futures Contracts
— The Fund may use futures contracts to
manage the exposure to interest rate and market or currency
fluctuations. Gains or losses on futures contracts can offset changes in the yield of securities. When a futures contract is opened, cash or other investments equal to the required “initial margin deposit” are held on deposit with and pledged to the broker.
Additional securities held by the Fund may be earmarked to cover open futures contracts. A futures contract’s daily change in value
(“variation margin”) is either paid to or received from the broker,

Thrivent Mutual Funds
Notes to Financial Statements
December 31, 2024

and is recorded as an unrealized gain or loss. When the contract is closed, realized gain or loss is recorded equal to the difference between the value of the contract when opened and the value of the contract when closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Exchange-traded futures have no significant counterparty risk as the exchange guarantees the contracts against default.
During the year ended December 31, 2024, Diversified Income
Plus used treasury futures to manage the duration and yield curve exposure of the respective Fund versus its benchmark.
During the year ended December 31, 2024, Diversified Income
Plus used equity futures to manage exposure to the equities market.
During the year ended December 31, 2024, Diversified Income
Plus used foreign exchange futures to hedge the currency risk.
Swap Agreements
— The Fund may enter into swap transactions,
which involve swapping one or more investment characteristics of a security or a basket of securities with another party. Such transactions include market risk, risk of default by the other party to the transaction, risk of imperfect correlation and manager risk and may involve commissions or other costs. Swap transactions generally do not involve delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to swap transactions is generally limited to the net amount of payments that the Fund is contractually obligated to make, or in the case of the counterparty defaulting, the net amount of payments that the Fund is contractually entitled to receive. Risks of loss may exceed amounts recognized on the Statement of Assets and Liabilities. If there is a default by the counterparty, the Fund may have contractual remedies pursuant to the agreements related to the transaction. The contracts are valued daily and unrealized appreciation or depreciation is recorded. Swap agreements are valued at the clearinghouse end of day prices as furnished by an independent pricing service. The pricing service takes into account such factors as swap curves, default probabilities, recent trades, recovery rates and other factors it deems relevant in determining valuations. Daily fluctuations in the value of the centrally cleared credit default contracts are recorded in variation margin in the Statement of Assets and Liabilities and recorded as unrealized gain or loss. The Fund accrues for the periodic payment and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount recorded as
realized gains or losses in the Statement of Operations. Receipts and payments received or made as a result of a credit event or termination of the contract are also recognized as realized gains or losses in the Statement of Operations. Collateral, in the form of cash or securities, may be required to be held with the Fund’s custodian, or a third party, in connection with these agreements. Certain swap agreements are over-the-counter. In these types of transactions, the Fund is exposed to counterparty risk, which is the discounted net amount of payments owed to the Fund. This risk is partially mitigated by the Fund’s collateral posting requirements. As the swap increases in value to the Fund, the Fund receives collateral from the counterparty. Certain interest rate and credit default index swaps must be cleared through a clearinghouse or central counterparty.
Credit Default Swaps
— A credit default swap ("CDS") is a swap
agreement between two parties to exchange the credit risk of a particular issuer, basket of securities or reference entity. In a CDS transaction, a buyer pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. The seller collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a CDS contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity. A buyer of a CDS is said to buy protection whereas a seller of a CDS is said to sell protection. The Fund may be either the protection seller or the protection buyer.
Certain Funds enter into credit default derivative contracts directly through CDSs or through credit default swap indices ("CDX
Indices"). CDX Indices are static pools of equally weighted CDSs referencing corporate bonds and/or loans designed to increase or decrease diversified credit exposure to these asset classes.
Funds sell default protection and assume long-risk positions in individual credits or indices. Index positions are entered into to gain exposure to the corporate bond and/or loan markets in a cost-efficient and diversified structure. In the event that a position defaults, by going into bankruptcy and failing to pay interest or principal on borrowed money, within any CDX Indices held, the maximum potential amount of future payments required would be equal to the pro-rata share of that position within the index based on the notional amount of the index. In the event of a default under a CDS contract, the maximum potential amount of future payments would be the notional amount.
Funds buy default protection in order to reduce their overall credit exposure to the corporate bond and/or loan markets in a cost-
efficient and diversified structure. If a default event as specified in the CDS reference entity agreement occurs, the Fund has the option to receive a cash payment in exchange for the credit loss of the reference entity obligation as of the date of the credit event. A realized gain or loss is recorded upon a default event or the maturity or termination of the CDS agreement.
For CDS, the default events could be bankruptcy and failing to pay interest or principal on borrowed money or a restructuring. A restructuring is a change in the underlying obligations which could include a reduction in interest or principal, maturity extension and subordination to other obligations.
During the year ended December 31, 2024, Diversified Income
Plus used CDX Indices (comprised of CDSs) to help manage credit risk exposures within the Fund.
Total Return Swaps
— A total return swap is a swap agreement
between two parties to exchange the total return of a particular

Thrivent Mutual Funds
Notes to Financial Statements
December 31, 2024

reference asset. A total return swap involves commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent that the total return of the security, group of securities, or index underlying the transactions exceeds or fall short of the offsetting interest obligation, the Funds will receive a payment from or make a payment to the counterparty. The Funds may take a
"long" or "short" position with respect to the underlying referenced asset.
During the year ended December 31, 2024, Diversified Income
Plus used total return swaps to achieve exposure to asset classes where liquid futures contracts do not exist or where pricing of the swap contract is more attractive than the futures contract.
For financial reporting purposes, the Fund does not offset
derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
The amounts presented in the table below are offset first by financial instruments that have the right to offset under master netting or similar arrangements, then any remaining amount is reduced by cash and non-cash collateral received/pledged.  The actual amounts of collateral may be greater than the amounts presented in the table.
The following table presents the gross and net information about liabilities subject to master netting arrangements, as presented in the Statement of Assets and Liabilities:
Mortgage Dollar Roll Transactions
— Certain Funds enter
into dollar roll transactions on securities issued or to be issued by the Government National Mortgage Association, Federal
National Mortgage Association and Federal Home Loan Mortgage
Corporation, in which the Funds sell mortgage securities and simultaneously agree to repurchase similar (same type and coupon)
securities at a later date at an agreed upon price. The Funds must maintain liquid securities having a value at least equal to the repurchase price (including accrued interest) for such dollar rolls. In addition, the Funds are required to segregate collateral with the fund custodian (depending on market movements) on their mortgage
dollar rolls.  The value of the securities that the Funds are required to purchase may decline below the agreed upon repurchase price of those securities.
During the period between the sale and repurchase, the Funds forgo principal and interest paid on the mortgage securities sold.
The Funds are compensated from negotiated fees paid by brokers offered as an inducement to the Funds to "roll over" their purchase commitments, thus enhancing the yield. Mortgage dollar rolls may be renewed with a new purchase and repurchase price and a cash settlement made on settlement date without physical delivery of the securities subject to the contract.  These purchase and sale transactions may increase portfolio turnover rate.  The fees received are recognized over the roll period and are included in Income from mortgage dollar rolls in the Statement of Operations.
Securities Lending
— The Trust has entered into a Securities
Lending Agreement (the “Agreement”) with Goldman Sachs Bank USA doing business as Goldman Sachs Agency Lending ("GSAL"). The
Agreement authorizes GSAL to lend securities to authorized
borrowers on behalf of the Fund. Pursuant to the Agreement, loaned securities are typically initially collateralized equal to at least 102%
of the market value of U.S. securities and 105% of the market value of non-U.S. securities. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received.  Any additional collateral is adjusted and settled on the next business day.  The Trust has the ability to recall the loans at any time and could do so in order to vote proxies or sell the loaned securities.  All cash collateral received is invested in
Thrivent Cash Management Trust. The Fund receives dividends
and interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. Amounts earned on investments in Thrivent Cash
Management Trust, net of rebates, fees paid to GSAL for services provided and any other securities lending expenses, are included in affiliated income from securities loaned, net on the Statement of
Operations.  By investing any cash collateral it receives in these transactions, the Fund could realize additional gains or losses. If the borrower fails to return the securities or the invested collateral has declined in value, the Fund could lose money.  Generally, in the event of borrower default, the Fund has the right to use the collateral to offset any losses incurred.  However, in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral, there may be a potential loss.  Some of these losses may be indemnified by the lending agent.
When-Issued and Delayed-Delivery Transactions
— The
Fund may purchase or sell securities on a when-issued or delayed-
delivery basis. These transactions involve a commitment by the
Gross Amounts Not Offset in the
Statement of Assets and Liabilities
Fund
Gross Amounts
of Recognized
Liabilities
Gross
Amounts
Offset
Net Amounts
of Recognized
Liabilities
Financial
Instruments
Cash
Collateral
Pledged
Non-Cash
Collateral
Pledged
(**)
Net Amount
Diversified Income Plus
Total Return swap 7,294 – 7,294 – – – 7,294
(#)
(**) Excess of collateral pledged to the counterparty may not be shown for financial reporting purposes.
(#) Net total return swap amounts represent the net amount payable to the counterparty in the event of a default.

Thrivent Mutual Funds
Notes to Financial Statements
December 31, 2024

Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the
customary settlement period. When delayed-delivery purchases are outstanding, the Fund will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value.  The Fund may dispose of a
delayed-delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Fund has sold a security on a delayed-delivery basis, the Fund does not participate in future gains and losses with respect to the security.
Treasury Inflation Protected Securities
— The Fund may invest
in treasury inflation protected securities ("TIPS"). These securities are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The coupon interest rate is generally fixed at issuance. Interest is paid based on the principal value, which is adjusted for inflation. Any increase in the principal amount will be included as taxable interest in the Statement of Operations and received in cash upon maturity or sale of the security.
Stripped Securities
— Certain Funds may invest in interest only
and principal only stripped mortgage or asset backed securities.
These securities represent a participation in securities that are structured in classes with rights to receive different portions of the interest and principal. Interest only securities receive all the interest, and principal only securities receive all the principal.  Interest only securities are particularly sensitive to changes in interest rates and therefore are subject to greater fluctuation in prices than typical interest bearing debt securities. As interest rates rise, the value of the interest only security increases. Similarly, as interest rates decrease, the value of the interest only security decreases. If the underlying pool of mortgages or assets experience greater than anticipated prepayments of principal, a Fund may not fully recoup its initial investment in an interest only security. Principal only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is also highly sensitive to changes in interest rates.  As interest rates increase, the price of the principal only security decreases.  Similarly, as interest rates decrease, the price of the principal only security increases.  The principal only security represents the payment with the longest maturity, therefore making it the most sensitive to interest rate changes.
Accounting Estimates
— The preparation of financial statements
in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Contingent Liabilities
— In the event of adversary action
proceedings where the Fund is a defendant, a loss contingency will not be accrued as a liability until the amount of potential damages and the likelihood of loss can be reasonably estimated.  For the year ended December 31, 2024, the Fund did not report an accrual
for contingent liabilities.
Litigation
— Awards from class action litigation are recorded as
a reduction of cost if the Fund still owns the applicable securities on the payment date.  If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.
Bank Loans (Leveraged Loans)
— Certain Funds may invest in
bank loans, which are senior secured loans that are made by banks or other lending institutions to companies that are typically rated below investment grade.  A Fund may invest in multiple series or tranches of a bank loan, with varying terms and different associated risks.  Transactions in bank loan securities may settle on a delayed basis, which may result in the proceeds of the sale to not be readily available for a Fund to make additional investments.  Interest rates of bank loan securities typically reset periodically, as the rates are tied to a reference index rate, plus a premium.  Income is recorded daily on bank loan securities.  On an ongoing basis, a Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit of the bank loan.  This commitment fee is accrued as income over the term of the bank loan.  A Fund may receive consent and amendment fees for accepting an amendment to the current terms of a bank loan.  Consent and amendment fees are accrued as income when the changes to the bank loan are immaterial and to capital when the changes are material.
All or a portion of these bank loan commitments may be unfunded.
A Fund is obligated to fund these commitments at the borrower’s discretion. Therefore, the Fund must have funds sufficient to cover its contractual obligation. These unfunded bank loan commitments, which are marked-to-market daily, are presented in the Schedule of
Investments and included in Payable for investments purchased on a delayed-delivery basis on the Statement of Assets and Liabilities.
Line of Credit
— The Fund, along with other portfolios managed
by the investment adviser or an affiliate, participates in a $100 million
($50 million committed, $50 million uncommitted) credit facility (the
"line of credit") issued by State Street Bank and Trust Company, to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.  Interest is charged to each participating Fund based on its borrowings at the higher of the Federal Funds Effective Rate or the Overnight Funding
Rate plus, in each case, 0.10% plus a margin of 1.25%.  Each borrowing under the line of credit matures no later than 30 calendar days after the date of the borrowing.  Each participating Fund pays a commitment fee in proportion to their respective net assets.  The line of credit shall expire on December 16, 2025 unless extended by mutual agreement of State Street Bank and Trust Company and the Funds.  The Fund had no borrowings during the year ended
December 31, 2024.

Thrivent Mutual Funds
Notes to Financial Statements
December 31, 2024

Recent Accounting Pronouncements
—
Accounting Standards Update 2023-07, Segment Reporting
(Topic 280) - Improvements to Reportable Segment
Disclosures
In this reporting period, the Funds adopted FASB Accounting
Standards Update ("ASU") 2023-07, Segment Reporting (Topic 280)
- Improvements to Reportable Segment Disclosures ("ASU 2023-
07"). Adoption of the new standard impacted financial statement disclosures only and did not affect the Funds' financial position or its results of operations. The intent of ASU 2023-07 is to enable investors to better understand an entity's overall performance and to assess its potential future cash flows through improved segment disclosures.
An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete
financial information available. The Principal Officers of the Funds, consisting of the President as the Principal Executive Officer and the
Treasurer as the Principal Financial and Accounting Officer, jointly act as the Funds' CODMs. Management has determined that each
Fund is a single operating segment because the CODMs monitor the net increase or decrease in net assets resulting from operations of each Fund as a whole and the Funds' long-term strategic asset allocation is pre-determined in accordance with the terms of their respective prospectus, based on a defined investment strategy which is executed by the Funds' portfolio managers as a team. As investment companies, the Funds primarily engage in investing in securities to generate a return on investment for shareholders.
The financial information provided to and reviewed by the CODM is consistent with that presented in the Funds' Schedule of Investments,
Statement of Changes in Net Assets and Financial Highlights. Fund
net assets are reflected on the accompanying Statement of Assets and Liabilities as “Total Net Assets” and significant fund expenses are listed on the accompanying Statement of Operations.
Accounting Standards Update 2023-09 - Improvements to
Income Tax Disclosures
In December 2023, the FASB issued ASU 2023-09 - Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. The ASU is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. At this time, management is evaluating the implications of these changes on the financial statements.
Other
— For financial statement purposes, investment security transactions are accounted for on the trade date. Realized gains and losses from investment transactions are determined on a specific cost identification basis, which is the same basis used for federal income tax purposes.
(3) FEES AND COMPENSATION PAID TO AFFILIATES
Investment Advisory Fees
— The Trust has entered into an Investment Advisory Agreement with Thrivent Asset Mgt. Under the Investment
Advisory Agreement, the Fund pays a fee for investment advisory services. The fees are accrued daily and paid monthly. The annual rates of fees as a percent of average daily net assets under the Investment Advisory Agreement were as follows:
Expense Reimbursements
— Subject to certain limitations, the
Fund may invest in other Funds, Thrivent Cash Management Trust, and Thrivent Core Funds. These related-party transactions are subject to the same terms as non-related party transactions. To avoid duplicate investment advisory fees, Thrivent Asset Mgt. reimburses an amount equal to any investment advisory fees incurred by the
Fund as a result of its investment in any other mutual fund for which the Adviser or an affiliate serves as investment adviser, other than
Thrivent Cash Management Trust.  There are no advisory fees for
Thrivent Core Funds, and therefore no reimbursement is made
related to an investment in this funds.
Distribution Plan
— Thrivent Distributors, LLC is the Trust's
distributor.  The Trust has adopted a Distribution Plan pursuant to
Rule 12b-1 under the 1940 Act.  Class A shares have an annual 12b-1 fee of 0.25% of average net assets, a reduced fee of 0.125% or no fee.  For the Fund presented under this shareholder report, Class A shares have an annual 12b-1 fee of 0.25%.
Sales Charges and Other Fees
— For the year ended December
31, 2024, Thrivent Investment Management Inc. ("Thrivent
Investment Mgt.") and Thrivent Distributors, LLC received $20,653 of aggregate underwriting concessions from the sales of the Trust’s
Class A shares. Sales charges are not an expense of the Trust and are not reflected in the financial statements of any of the Funds.
The Trust has entered into an accounting and administrative
services agreement with Thrivent Asset Mgt. pursuant to which
Thrivent Asset Mgt. provides certain accounting and administrative personnel and services to the Funds. Each Fund pays a fee equal to the sum of $80,000 plus 0.017% of the Fund's average daily net
Fund (M - Millions)
$0 to
$50M
Over $50
to $100M
Over
$100 to
$200M
Over
$200 to
$250M
Over
$250 to
$500M
Over
$500 to
$750M
Over
$750 to
$1,000M
Over
$1,000 to
$2,000M
Over
$2,000 to
$2,500M
Over
$2,500 to
$5,000M
Over
$5,000M
Diversified Income Plus 0.550% 0.550% 0.550% 0.550% 0.550% 0.500% 0.500% 0.475% 0.475% 0.450% 0.425%

Thrivent Mutual Funds
Notes to Financial Statements
December 31, 2024

assets to Thrivent Asset Mgt. These fees are accrued daily and paid monthly.  For the year ended December 31, 2024, Thrivent Asset
Mgt. received aggregate fees for accounting and administrative personnel and services of $248,792 from the Fund covered in this shareholder report.
The Trust has entered into an agreement with Thrivent
Financial Investor Services Inc. (“Thrivent Investor Services”) to
provide transfer agency and dividend payment services necessary to the Funds on a per-account basis for direct-at-fund accounts, and sub transfer agency services based on assets under management for third party intermediary accounts. These fees are accrued daily and paid monthly.  For the year ended December 31, 2024, Thrivent
Investor Services received $777,442 for transfer agent services from the Fund covered in this shareholder report.
Each Trustee who is not affiliated with the Adviser receives an annual fee from the Trust for services as a Trustee and is eligible to participate in a deferred compensation plan with respect to fees received from the Funds. Participants in the plan may designate their deferred Trustee’s fees as if invested in a series of Thrivent Mutual
Funds. Money Market is not eligible for the deferred plan. The value of each Trustee’s deferred compensation account will increase or decrease as if invested in shares of a particular series of Thrivent
Mutual Funds. Each participant's fees as well as the change in value are included in Trustee’s fees in the Statement of Operations. The deferred fees remain in the appropriate series of Thrivent Mutual
Funds until distribution in accordance with the plan. The Payable for trustee deferred compensation, located in the Statement of Assets and Liabilities, is unsecured.
Those Trustees not participating in the above plan received $30,339 in fees from the Fund covered in this shareholder report for the year ended December 31, 2024. In addition, the Trust reimbursed independent Trustees for reasonable expenses incurred in relation to attendance at Board meetings and industry conferences.
Certain officers and non-independent Trustees of the Trust are officers and directors of Thrivent Asset Mgt., Thrivent Investment
Mgt., Thrivent Investor Services and Thrivent Distributors, LLC;
however, they receive no compensation from the Trust. Affiliated employees and board consultants are reimbursed for reasonable expenses incurred in relation to board meeting attendance.
Acquired Fund Fees and Expenses
— Some Funds invest in
other open-ended funds. Fees and expenses of those underlying funds are not included in those Funds' expense ratios reported in the Financial Highlights. The Funds indirectly bear their proportionate share of the annualized weighted average expense ratio of the underlying funds in which they invest. This contractual provision may be terminated upon the mutual agreement between the independent Trustees of the Trust and the Adviser.
Interfund Lending
— The Fund may participate in an interfund
lending program (the "Program") pursuant to an exemptive order issued by the SEC.  The Program permits the Fund to borrow
cash for temporary purposes from Thrivent Core Short-Term
Reserve.  Interest is charged to the participating Fund based on its borrowings at the average of the repo rate and bank loan rate, each as defined in the Program.  Each borrowing made under the
Program matures no later than seven calendar days after the date of the borrowing, and each borrowing must be securitized by a pledge of segregated collateral with a market value at least equal to 102% of the outstanding principal value of the loan.  For the year ended December 31, 2024, the Fund did not borrow cash through the Program.
(4) TAX INFORMATION
Distributions are based on amounts calculated in accordance
with applicable federal income tax regulations, which may
differ from GAAP. The differences between book-basis and tax-
basis distributable earnings are primarily attributable to timing differences in recognizing certain gains and losses on investment transactions, such as wash sales. At the end of the fiscal year, reclassifications between net asset accounts are made for
differences that are permanent in nature.  These permanent
differences primarily relate to the tax treatment of swaps and sales of callable bonds.
On the Statement of Assets and Liabilities, as a result of permanent book-to-tax differences, reclassification adjustments were made as follows [Increase/(Decrease)]:
At December 31, 2024, the components of distributable earnings on a tax basis were as follows:
At December 31, 2024, the Fund had accumulated capital loss
carryovers as follows:
To the extent that the Fund realizes net capital gains, taxable distributions will be reduced by any unused capital loss carryovers as permitted by the Internal Revenue Code.
Fund
Distributable
earnings/
(accumulated
loss) Capital Stock
Diversified Income Plus $1,626 ($1,626)
Fund
Undistributed
Ordinary Income
a
Undistributed
Long-Term Capital
Gain
Diversified Income Plus $2,765,352 $ –
a Undistributed Ordinary Income includes income derived
from short-term capital gains, if any.
Fund
Capital Loss
Carryover
Diversified Income Plus $ 47,346,784

Thrivent Mutual Funds
Notes to Financial Statements
December 31, 2024

During the fiscal year 2024, capital loss carryovers utilized by the
Fund were as follows:
The tax character of distributions paid during the years ended December 31, 2024 and 2023 was as follows:
(a)  Ordinary income includes income derived from short-term capital gains, if any.
(5) SECURITY TRANSACTIONS
Purchases and Sales of Investment Securities
— For the year
ended December 31, 2024, the cost of purchases and the proceeds from sales of investment securities, other than U.S. Government and short-term securities, were as follows:
Purchases and Sales of U.S. Government Securities were:
Investments in Restricted Securities
— Certain Funds may
own restricted securities which were purchased in private placement transactions without registration under the Securities Act of 1933.
Unless such securities subsequently become registered, they
generally may be resold only in privately negotiated transactions with a limited number of purchasers. As of December 31, 2024, the following Fund held restricted securities:
The Fund has no right to require registration of unregistered securities.
(6) SECURITY TRANSACTIONS WITH AFFILIATED FUNDS
The Fund is permitted to engage in securities transactions with affiliated funds or portfolios under specified conditions outlined in procedures adopted by the Board. The procedures have
been designed to ensure that any purchase or sale of securities by a Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is executed at the current market price.
During the year ended December 31, 2024, Diversified Income
Plus engaged in sale transactions in the amount of $10,170,975 with a gain of $1,250,220, pursuant to Rule 17a-7 of the 1940 Act.
(7) RELATED PARTY TRANSACTIONS
As of December 31, 2024, no related parties held shares in excess of 5% of the Fund covered in this shareholder report. Subscription and redemption activity by concentrated accounts may have
a significant effect on the operation of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, resulting in additional losses for the Fund.
(8) SUBSEQUENT EVENTS
The Adviser of the Funds has evaluated the impact of subsequent events through the date the financial statements were issued, and has determined that no additional items require disclosure.
(9) MARKET RISK
Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline.  The value of a Fund's investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Fund's benchmark index(es). The securities markets may also decline because of factors that affect a particular industry or market sector, or due to impacts from domestic or global events, including the spread of infectious illness, public health threats, war, terrorism, natural disasters or similar events. As of December 31, 2024, the Fund had no portfolio concentration greater than 25% in any market sector.
(10) SIGNIFICANT RISKS
Investing in the Fund involves risks.  The following is an
alphabetical list of significant risks in investing in the Fund.
Allocation Risk
— The Fund’s investment performance depends
upon how its assets are allocated across broad asset categories and applicable sub-classes within such categories. Some broad asset categories and sub-classes may perform below expectations or the securities markets generally over short and extended
Fund
Capital Loss
Carryover
Diversified Income Plus $ 19,711,920
Ordinary Income
(a)
Fund 12/31/2024 12/31/2023
Diversified Income Plus $39,870,892 $43,210,011
In thousands
Fund Purchases
Sales/
Paydowns
Diversified Income Plus $303,524 $359,706
In thousands
Fund Purchases
Sales/
Paydowns
Diversified Income Plus $173,022 $179,345
Fund
Number of
Securities
Percent of Fund's
Net Assets
Diversified Income Plus 2 0.00%

Thrivent Mutual Funds
Notes to Financial Statements
December 31, 2024

periods. Therefore, a principal risk of investing in the Fund is that the allocation strategies used and the allocation decisions made will not produce the desired results.
Conflicts of Interest Risk
— An investment in the Fund is subject
to a number of actual or potential conflicts of interest. For example, the Adviser or its affiliates may provide services to the Fund for which the Fund would compensate the Adviser and/or such affiliates. The
Fund may invest in other pooled investment vehicles sponsored, managed, or otherwise affiliated with the Adviser, including other
Funds. The Adviser may have an incentive (financial or otherwise)
to enter into transactions or arrangements on behalf of the Fund with itself or its affiliates in circumstances where it might not have done so otherwise.
The Adviser or its affiliates manage other investment funds and/
or accounts (including proprietary accounts) and have other clients with investment objectives and strategies that are similar to, or overlap with, the investment objective and strategy of the Fund, creating conflicts of interest in investment and allocation decisions regarding the allocation of investments that could be appropriate for the Fund and other clients of the Adviser or their affiliates.
Credit Risk
— Credit risk is the risk that an issuer of a debt security
to which the Fund is exposed may no longer be able or willing to pay its debt. As a result of such an event, the debt security may decline in price and affect the value of the Fund.
Cybersecurity Risk
— The Funds and their service providers
may be susceptible to operational, information security, privacy, fraud, business disruption, and related risks. In general, cyber incidents can result from deliberate attacks or unintentional events.
Cyber-attacks include, but are not limited to, gaining unauthorized access to digital systems to misappropriate assets or sensitive information, corrupt data, or otherwise disrupt operations. Cyber incidents affecting the Adviser, or other service providers (including, but not limited to, fund accountants, custodians, transfer agents, and financial intermediaries) have the ability to disrupt and impact business operations, potentially resulting in financial losses, by interfering with the Funds’ ability to calculate their NAV, corrupting data or preventing parties from sharing information necessary for the Funds’ operation, preventing or slowing trades, stopping shareholders from making transactions, potentially subjecting the
Funds or the Adviser to regulatory fines and penalties, and creating additional compliance costs. Similar types of cybersecurity risks are also present for issuers or securities in which the Funds may invest, which could result in material adverse consequences
for such issuers and may cause the Funds’ investments in such companies to lose value. While the Funds’ service providers have established business continuity and incident response plans in the event of such cyber incidents, there are inherent limitations in such plans and systems. Additionally, the Funds cannot control the cybersecurity plans and systems put in place by their service providers or any other third parties whose operations may affect the Funds or their shareholders. Although each Fund attempts to minimize such failures through controls and oversight, it is not possible to identify all of the operational risks that may affect a Fund or to develop processes and controls that completely eliminate or mitigate the occurrence of such failures or other disruptions in service. The value of an investment in a Fund’s shares may be adversely affected by the occurrence of the operational errors or failures or technological issues or other similar events and a Fund and its shareholders may bear costs tied to these risks.
Derivatives Risk
— The use of derivatives (such as futures,
options, credit default swaps, and total return swaps) involves additional risks and transaction costs which could leave a Fund in a worse position than if it had not used these instruments. Changes in the value of the derivative may not correlate as intended with the underlying asset, rate or index, and a Fund could lose much more than the original amount invested. Derivatives can be highly volatile, illiquid and difficult to value. Derivatives are also subject to the risk that the other party in the transaction will not fulfill its contractual obligations.
Some derivatives may give rise to a form of economic leverage and may expose the Fund to greater risk and increase its costs.
Such leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations.
Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage. Futures contracts, options on futures contracts, forward contracts, and options on derivatives can allow the Fund to obtain large investment exposures in return for meeting relatively small margin requirements. As a result, investments in those transactions may be highly leveraged.
The success of a Fund’s derivatives strategies will depend on the Adviser’s ability to assess and predict the impact of market or economic developments on the underlying asset, index or
rate and the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.
Swap agreements may involve fees, commissions or other costs that may reduce a Fund’s gains from a swap agreement or may
cause a Fund to lose money. Futures contracts are subject to the risk that an exchange may impose price fluctuation limits, which may make it difficult or impossible for a Fund to close out a position when desired.
The use of derivatives involves the risks associated with the securities or other assets underlying those derivatives, including the risk of changes in the value of the underlying assets between the date that the Fund enters into the derivatives transaction and the date that the Fund closes out that transaction. When a Fund enters into a futures contract, for example, it commits to purchasing or selling a particular security at a future date at a specified price.
Changes in the value of the underlying security between the time that the Fund enters into the futures contract and the time the Fund has to purchase or sell the security may cause the Fund to have to purchase the security at a price which is greater than, or to sell the security at a price which is lower than, the security’s then-current market value. When a Fund enters into an interest rate swap, it agrees with another party to exchange their respective interest rate exposures on a similar principal amount (e.g., exchanging fixed rate interest payments on a specific principal amount for

Thrivent Mutual Funds
Notes to Financial Statements
December 31, 2024

floating rate interest payments on that same principal amount, or vice versa). If interest rates change in a manner or to a degree not anticipated by the Fund, the Fund could end up receiving less interest on its investment than if the Fund had not entered into the swap agreement. When a Fund enters into a credit default swap, it agrees with another party to transfer the credit exposure of one or more underlying debt obligations. The purchaser of the credit default swap agrees to pay the seller a fixed premium for a specific term, in exchange for which the seller agrees to make a contingent payment to the buyer in the event the issuer of the underlying debt obligations defaults or upon the occurrence of another credit event specified in the swap agreement. If the specified credit event does not occur during the term of the credit default swap, the swap’s purchaser will have paid the fixed premiums and received no return on the swap agreement. Conversely, if the specified credit event does occur during the swap’s term, the swap’s seller may have to make a payment to the purchaser which exceeds the value of the premiums that were received by the seller.
The use of derivatives may also involve risks which differ from, or are potentially greater than, the risks associated with investing directly in the underlying reference asset. For example, the use by a Fund of privately negotiated, over-the-counter (“OTC”) derivatives contracts, including interest rates swaps and credit default swaps, exposes the Fund to the risk that the counterparty to the OTC derivatives contract will be unable or unwilling to make timely payments under the contract or otherwise honor its obligations.
There can be no assurance that a counterparty will meet its
obligations, especially during periods of adverse market conditions.
The market for certain types of derivative instruments may also be less liquid than the market for the underlying reference asset, making it difficult for a Fund to value its derivative investments or sell those investments at an acceptable price.
Emerging Markets Risk
— The risks and volatility of investing
in foreign securities is increased in connection with investments in emerging markets. The economic, political and market structures of developing countries in emerging markets, in most cases, are not as strong as the structures in the U.S. or other developed countries in terms of wealth, stability, liquidity and transparency. The Fund may not achieve its investment objective and portfolio performance will likely be negatively affected by portfolio exposure to countries and corporations domiciled in, or with revenue exposures to, countries in the midst of, among other things, hyperinflation, currency devaluation, trade disagreements, sudden political upheaval or interventionist government policies, and the risks of such events are heightened within emerging market countries. Fund performance may also be negatively affected by portfolio exposure to countries and corporations domiciled in, or with revenue exposures to, countries with less developed or unreliable legal, tax, regulatory, accounting, recordkeeping and corporate governance systems
and standards. In particular, there may be less publicly available and transparent information about issuers in emerging markets than would be available about issuers in more developed capital markets because such issuers may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those to which U.S. companies are subject. Emerging markets may also have differing legal systems, many of which provide fewer security holder rights and practical remedies to pursue claims than are available for securities of companies in the U.S. or other developed countries, including class actions or fraud claims.
Significant buying or selling actions by a few major investors may also heighten the volatility of emerging market securities.
Equity Security Risk
— Equity securities held by the Fund may
decline significantly in price, sometimes rapidly or unpredictably, over short or extended periods of time, and such declines may occur because of declines in the equity market as a whole, or because of declines in only a particular country, geographic region, company, industry, or sector of the market. From time to time, the
Fund may invest a significant portion of its assets in companies in one particular country or geographic region or one or more related sectors or industries, which would make the Fund more vulnerable to adverse developments affecting such countries, geographic regions, sectors or industries. Equity securities generally do not move in the same direction at the same time and are generally more volatile than most debt securities.
Foreign Currency Risk
— The value of a foreign currency may
decline against the U.S. dollar, which would reduce the dollar value of securities denominated in that currency. The overall impact of such a decline of foreign currency can be significant, unpredictable, and long lasting, depending on the currencies represented, how each one appreciates or depreciates in relation to the U.S. dollar, and whether currency positions are hedged. Further, exchange rate movements are volatile, and it is not possible to effectively hedge the currency risks of many developing countries.
Foreign Securities Risk
— Foreign securities generally carry
more risk and are more volatile than their domestic counterparts, in part because of potential for higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates where investments are denominated in currencies other than the U.S. dollar. Certain events in foreign markets may adversely affect foreign and domestic issuers, including interruptions in the global supply chain, market closures, war, terrorism, natural disasters and outbreak of infectious diseases. The Fund’s
investment in any country could be subject to governmental actions such as capital or currency controls, nationalizing a company or industry, expropriating assets, or imposing punitive taxes that would have an adverse effect on security prices, and impair the
Fund’s ability to repatriate capital or income. Foreign securities may also be more difficult to resell than comparable U.S. securities because the markets for foreign securities are often less liquid.
Even when a foreign security increases in price in its local currency, the appreciation may be diluted by adverse changes in exchange rates when the security’s value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.
High-Yield Risk
— High yield securities – commonly known
as “junk bonds” – to which the Fund is exposed are considered predominantly speculative with respect to the issuer’s continuing

Thrivent Mutual Funds
Notes to Financial Statements
December 31, 2024

ability to make principal and interest payments. If the issuer of the security is in default with respect to interest or principal payments, the value of the Fund may be negatively affected. High-yield securities generally have a less liquid resale market.
Interest Rate Risk
— Interest rate risk is the risk that prices of debt
securities decline in value when interest rates rise for debt securities that pay a fixed rate of interest. Debt securities with longer durations
(a measure of price sensitivity of a bond or bond fund to changes in interest rates) or maturities (i.e., the amount of time until a bond’s issuer must pay its principal or face value) tend to be more sensitive to changes in interest rates than debt securities with shorter durations or maturities. Changes in general economic conditions, inflation, and monetary policies, such as certain types of interest rate changes by the Federal Reserve, could affect interest rates and the value of some securities. During periods of low interest rates or when inflation rates are high or rising, the Fund may be subject to a greater risk of rising interest rates.
Investment Adviser Risk
— The Fund is actively managed and
the success of its investment strategy depends significantly on the skills of the Adviser in assessing the potential of the investments in which the Fund invests. The assessment of potential Fund
investments may prove incorrect, resulting in losses or poor performance, even in rising markets. There is also no guarantee that the Adviser will be able to effectively implement the Fund’s investment objective.
Issuer Risk
— Issuer risk is the possibility that factors specific to
an issuer to which the Fund is exposed will affect the market prices of the issuer’s securities and therefore the value of the Fund.
Large Cap Risk
— Large-sized companies may be unable to
respond quickly to new competitive challenges such as changes in technology. They may also not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.
Liquidity Risk
— Liquidity is the ability to sell a security relatively
quickly for a price that most closely reflects the actual value of the security. To the extent that dealers do not maintain inventories of bonds that keep pace with the growth of the bond markets
over time, relatively low levels of dealer inventories could lead to decreased liquidity and increased volatility in the fixed income markets, particularly during periods of economic or market stress.
As a result of this decreased liquidity, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on performance.
Market Risk
— Over time, securities markets generally tend to
move in cycles with periods when security prices rise and periods when security prices decline. The value of the Fund’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by
the Fund’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry or market sector, or due to impacts from domestic or global events, including regulatory events, economic downturn, government shutdowns,
the spread of infectious illness such as the outbreak of COVID-19, public health crises, war, terrorism, social unrest, recessions, natural disasters or similar events.
Mortgage-Backed and Other Asset-Backed Securities Risk
— The value of mortgage-backed and asset-backed securities are influenced by the factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-
related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid.
In addition, both mortgage-backed and asset-backed securities are sensitive to changes in the repayment patterns of the underlying security. If the principal payment on the underlying asset is repaid faster or slower than the holder of the asset-backed or mortgage-
backed security anticipates, the price of the security may fall, particularly if the holder must reinvest the repaid principal at lower rates or must continue to hold the security when interest rates rise.
This effect may cause the value of the Fund to decline and reduce the overall return of the Fund. Mortgage-backed securities are also subject to extension risk, which is the risk that when interest rates rise, certain mortgage-backed securities are paid in full by the issuer more slowly than anticipated. This can cause the market value of the security to fall because the market may view its interest rate as low for a longer-term investment.
Other Funds Risk
— Because the Fund invests in other funds,
the performance of the Fund is dependent, in part, upon the
performance of other funds in which the Fund may invest. As a result, the Fund is subject to the same risks as those faced by the other funds. In addition, other funds may be subject to additional fees and expenses that are borne by the Fund.
Preferred Securities Risk
— There are certain additional risks
associated with investing in preferred securities, including, but not limited to, preferred securities may include provisions that permit the issuer, at its discretion, to defer or omit distributions for a stated period without any adverse consequences to the issuer;
preferred securities are generally subordinated to bonds and other debt instruments in a company’s capital structure in terms of having priority to corporate income and liquidation payments, and therefore are subject to greater credit risk than more senior debt instruments; preferred securities may be substantially less liquid than many other securities, such as common stocks or U.S.
Government securities; generally, traditional preferred securities offer no voting rights with respect to the issuing company unless preferred dividends have been in arrears for a specified number of periods, at which time the preferred security holders may elect a number of directors to the issuer’s board; and in certain varying circumstances, an issuer of preferred securities may redeem the securities prior to a specified date.
Prepayment Risk
— When interest rates fall, certain obligations are
paid off by the obligor more quickly than originally anticipated, and

Thrivent Mutual Funds
Notes to Financial Statements
December 31, 2024

a Fund may have to invest the proceeds in securities with lower yields. In periods of falling interest rates, the rate of prepayments tends to increase (as does price fluctuation) as borrowers are motivated to pay off debt and refinance at new lower rates. During such periods, reinvestment of the prepayment proceeds by the management team will generally be at lower rates of return than the return on the assets that were prepaid. Prepayment generally reduces the yield to maturity and the average life of the security.
Quantitative Investing Risk
— Securities selected according to
a quantitative analysis methodology can perform differently from the market as a whole based on the model and the factors used in the analysis, the weight placed on each factor and changes in the factor’s historical trends. Such models are based on assumptions relating to these and other market factors, and the models may not take into account certain factors, or perform as intended, and may result in a decline in the value of the Fund’s portfolio. Among other risks, results generated by such models may be impaired by errors in human judgment, data imprecision, software or other technology systems malfunctions, or programming flaws. Such models may
not perform as expected or may underperform in periods of market volatility.
Real Estate Investment Trust (“REIT”) Risk
— REITs generally
can be divided into three types: equity REITs, mortgage REITs and hybrid REITs (which combine the characteristics of equity
REITs and mortgage REITs). Equity REITs will be affected by
changes in the values of, and income from, the properties they own, while mortgage REITs may be affected by the credit quality of the mortgage loans they hold. All REIT types may be affected by changes in interest rates. The effect of rising interest rates is generally more pronounced for high dividend paying stock than for stocks that pay little or no dividends. This may cause the value of real estate securities to decline during periods of rising interest rates, which would reduce the overall return of the Fund. REITs are subject to additional risks, including the fact that they are dependent on specialized management skills that may affect the REITs’ abilities to generate cash flows for operating purposes and for making investor distributions. REITs may have limited diversification and are subject to the risks associated with obtaining financing for real property. As with any investment, there is a risk that REIT securities and other real estate industry investments may be overvalued at the time of purchase. In addition, a REIT can pass its income through to its investors without any tax at the entity level if it complies with various requirements under the Internal Revenue Code. There is the risk, however, that a REIT held by the Fund will fail to qualify for this tax-free pass-through treatment of its income. By investing in REITs indirectly through the Fund, in addition to bearing a proportionate share of the expenses of the Fund, you will also indirectly bear similar expenses of the REITs in which the Fund invests.
Regulatory Risk
— Legal, tax, and regulatory developments
may adversely affect the Funds. Securities and futures markets are subject to comprehensive statutes, regulations, and margin requirements enforced by the SEC, other regulators and
self-regulatory organizations, and exchanges, which are authorized to take extraordinary actions in the event of market emergencies.
The regulatory environment for the Funds is evolving, and changes in the regulation of investment funds, managers, and their trading activities and capital markets, or a regulator’s disagreement with the Funds’ interpretation of the application of certain regulations, may adversely affect the ability of a Fund to pursue its investment strategy, its ability to obtain leverage and financing, and the value of investments held by the Fund.

Thrivent Mutual Funds
Financial Highlights
The accompanying Notes to Financial Statements are an integral part of this statement.

Per Share Outstanding Throughout Each Period *
Income from Investment Operations
Less Distributions From
Net Asset
Value,
Beginning of
Period
Net Investment
Income/(Loss)
Net Realized
and Unrealized
Gain/(Loss) on
Investments
(a)
Total from
Investment
Operations
Net
Investment
Income
text Net Realized
Gain on
Investments
Diversified Income Plus Fund
Class S Shares
Year Ended 12/31/2024 $ 6.80 $ 0.28 $ 0.19 $ 0.47 $ (0.29) $ –
Year Ended 12/31/2023 6.45 0.27 0.36 0.63 (0.28) –
Year Ended 12/31/2022 7.62 0.21 (1.16) (0.95) (0.22) –
Year Ended 12/31/2021 7.63 0.18 0.32 0.50 (0.18) (0.33)
Year Ended 12/31/2020 7.34 0.20 0.30 0.50 (0.21) –
Class A Shares
Year Ended 12/31/2024 6.88 0.27 0.19 0.46 (0.27) –
Year Ended 12/31/2023 6.53 0.27 0.35 0.62 (0.27) –
Year Ended 12/31/2022 7.70 0.20 (1.17) (0.97) (0.20) –
Year Ended 12/31/2021 7.71 0.16 0.32 0.48 (0.16) (0.33)
Year Ended 12/31/2020 7.42 0.19 0.29 0.48 (0.19) –
(a)
The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.
(b)
Total return assumes dividend reinvestment and does not reflect any deduction for applicable sales charges.  Not annualized for periods less than one year.
(c)
Portfolio turnover rate may include mortgage dollar roll purchase and sale transactions which may increase portfolio turnover rates.  Additional information can be found in the accompanying Notes to Financial Statements.
*
All per share amounts have been rounded to the nearest cent.
**
Computed on an annualized basis for periods less than one year.

Thrivent Mutual Funds
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Ratios/Supplemental Data
Ratio to Average Net
Assets
**
Ratios to Average Net
Assets Before Expenses
Waived, Credited or
Acquired Fund Fees and
Expenses
**
Total
Distributions
Net Asset Value,
End of Period Total Return
(b)
Net Assets, End
of Period (in
millions) Expenses
Net
Investment
Income/
(Loss) Expenses
Net Investment
Income/
(Loss)
*
Portfolio
Turnover
Rate
(c)
$ (0.29) $ 6.98 7.01% $ 535.5 0.68% 4.02% 0.68% 4.02% 50%
(0.28) 6.80 10.05% 549.2 0.68% 4.15% 0.68% 4.15% 80%
(0.22) 6.45 (12.55)% 571.1 0.69% 3.07% 0.69% 3.07% 278%
(0.51) 7.62 6.55% 679.1 0.68% 2.28% 0.68% 2.28% 268%
(0.21) 7.63 7.01% 504.0 0.71% 2.83% 0.71% 2.83% 156%
(0.27) 7.07 6.81% 440.3 0.93% 3.78% 0.93% 3.78% 50%
(0.27) 6.88 9.65% 470.4 0.93% 3.90% 0.93% 3.90% 80%
(0.20) 6.53 (12.64)% 495.4 0.94% 2.82% 0.94% 2.82% 278%
(0.49) 7.70 6.22% 623.5 0.93% 2.01% 0.93% 2.01% 268%
(0.19) 7.71 6.67% 609.6 0.95% 2.58% 0.95% 2.58% 156%

Federal Tax Information
(unaudited)
Shareholder Notification of Federal Tax Information
The following information is provided solely to satisfy the requirements set forth by the Internal Revenue Code. Shareholders will be provided information regarding their distribution in February 2025.
The Funds designate the percentage of dividends declared from net investment income as (1) for corporations, dividends qualifying for the 70% dividends received, and (2) for individuals, as qualified dividend income under the Jobs and Growth Tax Relief Reconciliation
Act of 2003 as follows:
Fund
Dividends
Received
Deduction
for
Corporations
Qualified
Dividend
Income for
Individuals
Diversified Income Plus 7% 8%

Change in and Disagreement with Accountants
Not Applicable

Proxy Disclosures
Not Applicable

Remuneration Paid to Directors, Officers, and Others
The information is disclosed in the Statement of Operations and as part of the Fees and Compensation Paid to Affiliates section of the Notes to Financial Statements.

Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Board Approval of Advisory Agreement
Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that a fund’s investment advisory agreement be approved initially by the fund’s board of trustees. Section 15(c) also requires that the continuation of the agreement, after an initial term of up to two years, be annually reviewed and approved by the board. Any such agreement must be approved by a vote of a majority of the trustees who are not parties to the agreement or “interested persons” (as defined in the 1940 Act) of a party to the agreement at a meeting of the board called for the purpose of voting on such approval.
At its meeting on August 20-21, 2024 (the “Meeting”), the Board of Trustees (the “Board”) of the Thrivent Mutual Funds
(the “Trust”), including the trustees who are not parties to the agreement or “interested persons” as defined in the 1940 Act
(the “Independent Trustees”), considered and voted unanimously to renew the existing advisory agreement, as amended (the
“Advisory Agreement”) between the Trust and Thrivent Asset Management, LLC (the “Adviser”) for each series of the Trust
(each, a “Fund”).
In advance of the Meeting, the Adviser provided information to the Board in response to requests for information by independent legal counsel on behalf of the Independent Trustees to facilitate the Board’s evaluation of the Advisory Agreement.
In connection with its evaluation of Advisory Agreement, the Board reviewed a broad range of information requested for this purpose and considered a variety of factors, including the following:
1. The nature, extent, and quality of the services provided by the Adviser;
2. The performance of each Fund;
3. The advisory fee and net operating expense ratio of each Fund compared to a peer group;
4. The cost of services provided and any profit realized by the Adviser;
5. The extent to which economies of scale may be realized as the Funds grow;
6. Whether fee levels reflect these economies of scale for the benefit of the Funds’ shareholders;
7. Other benefits realized by the Adviser and its affiliates from their relationship with the Trust; and
8. Any other factors that the Board deemed relevant to its consideration.
The Contracts Committee of the Board (consisting of all of the Independent Trustees) met on four occasions in 2024 --
February 27, May 21, July 11 and August 20 -- to consider information relevant to the annual contract renewal process furnished by the Adviser in advance of the meetings. During the annual contract renewal process, the Independent Trustees requested, and the Adviser furnished, supplemental information for the Board’s consideration. The Independent Trustees also retained the services of Management Practice LLC (“MPI”) as an independent consultant to assist in the compilation, organization, and evaluation of relevant information. This information included Fund-by-Fund statistical comparisons of the advisory fees, other fees, net operating expenses and performance of each of the Funds in comparison to peer groups of comparable funds; performance volatility based on standard deviation; overall Morningstar ratings of the Funds; information with respect to services provided to the Funds and fees charged, including effective advisory fees that take into account breakpoints and fee waivers by the Adviser; asset and flow trends for the Funds; and estimates of the cost of services and profit realized by the Adviser and its affiliates that provide services to the Funds.
The Board received information from the Adviser regarding the personnel providing services to the Funds, including investment management, compliance and administrative personnel. The Board also received monthly reports from the
Adviser’s investment management staff with respect to the performance of the Funds. In addition to its review of the information presented to the Board during the annual contract renewal process, the Board considered information obtained from management throughout the course of the year. The Board also reviewed information from MPI, including Fund-by-
Fund analyses and an independent assessment of information relating to the Funds and the Advisory Agreement.
The Independent Trustees were represented by independent counsel throughout the review process and during executive sessions without management present to consider the reapproval of the Advisory Agreement for the Funds. Each Independent
Trustee relied on his or her own business judgment in determining the weight to be given to each factor considered in evaluating

Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
the materials that were presented to them. The Contracts Committee’s and Board’s review and conclusions were based on a comprehensive consideration of all information presented to them and were not the result of any single controlling factor.
In addition, each Trustee may have weighed individual factors differently. The key factors considered and the conclusions reached are described below.
Nature, Extent and Quality of Services
At each of the Board’s regular quarterly meetings, management presented information describing the services furnished to the Funds by the Adviser, transfer agent and administrator. During these meetings, management reported on the investment management, portfolio trading and compliance services provided to the Funds. During the annual contract renewal process, the Board considered the specific services provided under the Advisory Agreement. The Board considered information relating to the investment experience and qualifications of the portfolio managers of the Adviser overseeing investments for the Funds.
The Board received reports and presentations about the Funds at each of its quarterly meetings from the Adviser’s representatives. These reports and presentations gave the Board or one of its Committees the opportunity to evaluate the abilities of the portfolio managers and other investment professionals and the quality of services they provide to the Funds.
The Adviser reviewed with the Board the services provided by the Adviser. The Independent Trustees also met, including in executive session, with and received periodic reports from the Trust’s Chief Compliance Officer, the Trust’s independent accounting firm, and representatives from the internal audit department of the Adviser (Business Risk Management). The
Board noted that the Chief Compliance Officer met regularly between quarterly meetings with the Chair of the Ethics and
Compliance Committee and the Chairs of other Committees communicated with Adviser representatives between quarterly meetings. The Board noted that investment management staff of the Adviser and the Trust’s Chief Compliance Officer follow up as needed on additional questions or concerns that arise during quarterly meetings.
The Board considered the adequacy of the Adviser’s resources used to provide services to the Trust pursuant to the Advisory
Agreement. The Adviser reviewed with the Board the Adviser’s process for overseeing the portfolio management teams of each Fund. In addition, the Adviser reviewed with the Board the Adviser’s continued investments in technology, personnel, compliance, operations, and the Adviser’s oversight of other service providers to the Funds. The Board viewed these actions as a positive factor in reapproving the existing Advisory Agreement, as they demonstrated the Adviser’s commitment to provide the Funds with quality service and competitive investment performance.
The Board concluded that, within the context of its full deliberations, the nature, extent and quality of the investment advisory services provided to the Funds by the Adviser supported renewal of the Advisory Agreement.
Investment Performance
In connection with each of its regular quarterly meetings, the Board received information on the performance of each Fund, including net performance, relative performance rankings within each Fund’s Morningstar peer universe, Morningstar ratings, comparisons to benchmark index returns, and risk metrics. At each quarterly Board meeting, members of the Adviser’s senior investment team reviewed with the Board information on the economic and market environment and risk management.
The Board considered investment performance for each Fund, to the extent applicable, over the one-, three-, five-, and ten-year periods. When evaluating investment performance, the Board considered longer-term performance and the trend of performance. Although the Board conducted its review on a Fund-by-Fund basis, it noted that the three-year average performance ranking of the Class A and Class S shares (with equal weighting for each Fund and for the period ended June
30, 2024) was 46% and 42%, respectively (with 1% being the best performance). The Board also considered risk metrics, including standard deviations of return, and various factors affecting performance. The Board concluded that the performance of each individual Fund was either satisfactory or that the Adviser had taken appropriate actions in an effort to improve

Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
performance.
Advisory Fees and Fund Expenses
The Board reviewed information prepared by MPI comparing each Fund’s advisory fee with the advisory fees of a peer group selected by MPI based on similar investment objective and size. The Board also reviewed information provided by the
Adviser comparing each Fund’s advisory fee with the median advisory fee for the relevant Morningstar peer universe. The
Board conducted its review on a Fund-by-Fund basis. It noted that the advisory fees for 79% of Funds (Class A) and 76% of
Funds (Class S) were below the median of the relevant MPI peer group and that the advisory fees for 79% of Funds (Class A)
and 68% of Funds (Class S) were below the median of the relevant Morningstar peer group. The Board reviewed information and explanations provided by the Adviser and MPI regarding the Fund advisory fees that were greater than the median of the relevant MPI peer group or Morningstar peer group.
The Board reviewed information prepared by MPI comparing each Fund’s overall expense ratio with the expense ratio of a peer group selected by MPI based on similar investment objective and size. The Board also reviewed information provided by the Adviser comparing each Fund’s overall expense ratio with the median overall expense ratio for the relevant Morningstar peer universe. With respect to each asset allocation Fund, the Board reviewed information prepared by the Adviser and MPI showing the overall expense ratio both with and without the expenses related to the Fund’s investment in underlying private equity investment funds. The Board considered the fee waivers and expense limitations which are reviewed by the Board and the Adviser on an annual basis. The Board conducted its review on a Fund-by-Fund basis. It noted that the overall expense ratios for 79% of Funds (Class A) and 92% of Funds (Class S) were below the median of the relevant MPI peer group and that the overall expense ratios for 79% of Funds (Class A) and 84% of Funds (Class S) were below the median of the relevant
Morningstar peer group (using expense ratios without private equity). The Board reviewed information and explanations provided by the Adviser and MPI regarding private equity expenses and the Fund overall expense ratios that were greater than the median of the relevant MPI peer group or Morningstar peer group.
On the basis of its review, the Board concluded that the advisory fees charged under the Advisory Agreement were reasonable.
Cost of Services, Profitability and Economies of Scale
The Board considered the Adviser’s estimates of its profitability, which included allocations by the Adviser of its costs in providing advisory services to the Funds. The internal audit department of the Adviser (Business Risk Management)
conducted a review of such allocations and provided a report to the Board, which included an assessment of the reasonableness and consistency of these allocations. The Board also received a report from an independent accountant confirming certain calculations. The Board considered the profitability of the Adviser both overall and on a Fund-by-Fund basis. Based on its review of the data prepared by MPI and expense and profit information provided by the Adviser, the Board concluded that the profits earned by the Adviser from the Advisory Agreement were not excessive in light of the nature, extent and quality of services provided to the Funds.
The Board considered information regarding the extent to which economies of scale may be realized as a Fund’s assets increase and whether the fee levels reflect these economies of scale for the benefit of shareholders. The Adviser explained its general goal with respect to the employment of fee waivers, expense reimbursements and breakpoints. The Board considered information provided by the Adviser related to advisory fees, breakpoints in the advisory fee rates and fee waivers provided by the Adviser. The Board also considered management’s views on whether, or to what extent, economies in the advisory function may be realized as a Fund’s assets increase. The Board noted that expected economies of scale, where they exist, may be shared through the use of fee breakpoints, fee waivers and expense limitations by the Adviser, and/or a lower overall fee.

Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Other Benefits to the Adviser and its Affiliates
The Board considered information regarding “fall-out” or ancillary benefits that the Adviser and its affiliates may receive as a result of their relationship with the Trust, both tangible and intangible. Such benefits may include the ability to leverage investment professionals who manage other portfolios, an enhanced reputation as an investment adviser which may help in attracting other clients and investment personnel, relationships with issuers or other market participants, including private equity sponsors, the engagement of affiliates as service providers to the Funds, research received by the Adviser generated from soft dollar commissions for portfolio trading, and fees collected by affiliates for services provided to the Funds. The
Board noted that such benefits were difficult to quantify but were consistent with benefits received by other fund advisers.
Based on the factors discussed above, the Contracts Committee unanimously recommended approval of the Advisory
Agreement, and the Board, including all of the Independent Trustees voting separately, approved the Advisory Agreement.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The information is disclosed in the Statement of Operations and as part of the Fees and Compensation Paid to Affiliates section of the Notes to Financial Statements included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Information is included in the financial statements filed under Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.  Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to registrant’s board of trustees since the registrant last provided disclosure in response to this Item.

Item 16. Controls and Procedures

(a)           Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)        There were no changes in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits

(a)(1)     Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: See EX-99.CODE filed herewith.

(a)(2)     Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed: Not applicable.

(a)(3)     A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: See EX-99.CERT filed herewith.

(a)(4)     Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable.

(a)(5)     Change in the registrant’s independent public accountant: Not applicable.

(b)           If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)); Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: See EX-99.906 CERT filed herewith.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Date:  February 24, 2025                                                               Thrivent Mutual Funds

By: /s/ Michael W. Kremenak
Michael W. Kremenak
President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date:  February 24, 2025                                                               By: /s/ Michael W. Kremenak
Michael W. Kremenak
President
(principal executive officer)

Date:  February 24, 2025                                                               By: /s/ Sarah L. Bergstrom
Sarah L. Bergstrom
Treasurer and Principal Accounting Officer
(principal financial officer)